PORTFOLIO OF INVESTMENTS
Voya CBRE Global Infrastructure Fund	as of July 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.8%
		Australia: 5.7%
272,892		APA Group	$2,055,411	1.0
1,023,181		Atlas Arteria Ltd.	5,702,777	2.6
786,980		Sydney Airport	4,491,970	2.1
			12,250,158	5.7

		Belgium: 1.1%
30,832		Elia System Operator SA/NV	2,348,221	1.1

		Canada: 7.4%
8,900		Canadian Pacific Railway Ltd.	2,124,927	1.0
247,500		Enbridge, Inc.	8,266,252	3.8
140,600		Fortis, Inc.	5,541,758	2.6
			15,932,937	7.4

		France: 6.5%
12,346		Aeroports de Paris	2,122,404	1.0
146,971		Eutelsat Communications	2,809,602	1.3
87,719		Vinci SA	9,023,126	4.2
			13,955,132	6.5

		Germany: 2.7%
70,670		Fraport AG Frankfurt Airport Services Worldwide	5,901,880	2.7

		Italy: 3.0%
960,916		Enel S.p.A.	6,573,286	3.0

		Japan: 6.4%
353,534		Chubu Electric Power Co., Inc.	4,990,616	2.3
64,924		East Japan Railway Co.	5,951,910	2.8
149,000		Osaka Gas Co., Ltd.	2,737,219	1.3
			13,679,745	6.4

		Mexico: 1.4%
1,800		Infraestructura Energetica Nova SAB de CV	6,937	0.0
332,895		Promotora y Operadora de Infraestructura SAB de CV	2,996,511	1.4
			3,003,448	1.4

		Spain: 7.0%
10,071	(1)	Aena SME SA	1,825,698	0.9
131,858	(1)	Cellnex Telecom SA	4,931,280	2.3
251,930		Ferrovial SA - FERE	6,553,663	3.0
185,190		Iberdrola S.A.	1,756,974	0.8
			15,067,615	7.0

		United Kingdom: 2.1%
334,755		National Grid PLC	3,430,998	1.6
117,833		Pennon Group PLC	1,027,725	0.5
			4,458,723	2.1

		United States: 53.5%
107,100		American Electric Power Co., Inc.	9,404,451	4.4
8,100		American Tower Corp.	1,714,122	0.8
271,302		Antero Midstream Corp.	2,474,274	1.1
113,750		Aqua America, Inc.	4,771,813	2.2
67,000		Atmos Energy Corp.	7,305,680	3.4
130,237	(2)	Cheniere Energy, Inc.	8,484,941	3.9
98,310		CMS Energy Corp.	5,723,608	2.7
61,760		Crown Castle International Corp.	8,230,138	3.8
45,000		Dominion Energy, Inc.	3,343,050	1.5
45,900		Edison International	3,421,386	1.6
6,542		Equinix, Inc.	3,284,738	1.5
88,068		Evergy, Inc.	5,327,233	2.5
111,507		Exelon Corp.	5,024,505	2.3
161,900		FirstEnergy Corp.	7,118,743	3.3
15,100	(2)	Genesee & Wyoming, Inc.	1,658,131	0.8
22,550	(2)	InterXion Holding NV	1,698,015	0.8
26,370		NextEra Energy, Inc.	5,463,073	2.5
73,200		NiSource, Inc.	2,173,308	1.0
76,400		Public Service Enterprise Group, Inc.	4,366,260	2.0
50,300		Sempra Energy	6,812,129	3.2
21,100		Southwest Gas Holdings, Inc.	1,876,001	0.9
35,700		Union Pacific Corp.	6,424,215	3.0
217,200		Williams Cos., Inc.	5,351,808	2.5
112,100	(2)	Zayo Group Holdings, Inc.	3,781,133	1.8
			115,232,755	53.5

	Total Common Stock (Cost $196,982,623)		208,403,900	96.8

SHORT-TERM INVESTMENTS: 1.8%
		Mutual Funds: 1.8%
3,904,345	(3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.230% (Cost $3,904,345)	3,904,345	1.8
	Total Short-Term Investments (Cost $3,904,345)		3,904,345	1.8

	Total Investments in Securities (Cost $200,886,968)		$212,308,245	98.6
	Assets in Excess of Other Liabilities		2,961,533	1.4
	Net Assets		$215,269,778	100.0

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Non-income producing security.
(3)	Rate shown is the 7-day yield as of July 31, 2019.

PORTFOLIO OF INVESTMENTS
Voya CBRE Global Infrastructure Fund	as of July 31, 2019 (Unaudited) (Continued)

Industry Diversification	Percentage of Net Assets
Electric Utilities	26.4%
Multi-Utilities	12.0
Oil & Gas Storage & Transportation	11.3
Railroads	7.6
Construction & Engineering	7.2
Airport Services	6.7
Gas Utilities	6.6
Specialized REITs	6.1
Highways & Railtracks	4.0
Water Utilities	2.7
Integrated Telecommunication Services	2.3
Alternative Carriers	1.8
Cable & Satellite	1.3
IT Consulting & Other Services	0.8
Assets in Excess of Other Liabilities*	3.2
Net Assets	100.0%

*	Includes short-term investments.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$12,250,158	$–	$12,250,158
Belgium	2,348,221	–	–	2,348,221
Canada	15,932,937	–	–	15,932,937
France	–	13,955,132	–	13,955,132
Germany	–	5,901,880	–	5,901,880
Italy	–	6,573,286	–	6,573,286
Japan	–	13,679,745	–	13,679,745
Mexico	3,003,448	–	–	3,003,448
Spain	–	15,067,615	–	15,067,615
United Kingdom	1,027,725	3,430,998	–	4,458,723
United States	115,232,755	–	–	115,232,755
Total Common Stock	137,545,086	70,858,814	–	208,403,900
Short-Term Investments	3,904,345	–	–	3,904,345
Total Investments, at fair value	$141,449,431	$70,858,814	$–	$212,308,245

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
Voya CBRE Global Infrastructure Fund	as of July 31, 2019 (Unaudited) (Continued)

At July 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $201,620,054.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$14,899,888
Gross Unrealized Depreciation	(4,103,031)

Net Unrealized Appreciation	$10,796,857

PORTFOLIO OF INVESTMENTS
Voya Diversified Emerging Markets Debt Fund	as of July 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 98.8%
	Affiliated Investment Companies: 98.8%
642,633	Voya Emerging Markets Corporate Debt Fund - Class P	$6,464,887	35.0
580,565	Voya Emerging Markets Hard Currency Debt Fund - Class P	5,724,367	31.0
830,230	Voya Emerging Markets Local Currency Debt Fund - Class P	6,068,981	32.8

	Total Mutual Funds
	(Cost $17,625,168)	18,258,235	98.8

SHORT-TERM INVESTMENTS: 1.1%
	Mutual Funds: 1.1%
199,000	(1) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.200%
	(Cost $199,000)	199,000	1.1

	Total Short-Term Investments
	(Cost $199,000)	199,000	1.1

	Total Investments in Securities (Cost $17,824,168)	$18,457,235	99.9
	Assets in Excess of Other Liabilities	26,803	0.1
	Net Assets	$18,484,038	100.0

(1)	Rate shown is the 7-day yield as of July 31, 2019.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2019
Asset Table
Investments, at fair value
Mutual Funds	$18,258,235	$–	$–	$18,258,235
Short-Term Investments	199,000	–	–	199,000
Total Investments, at fair value	$18,457,235	$–	$–	$18,457,235
Other Financial Instruments+
Forward Foreign Currency Contracts	–	67	–	67
Total Assets	$18,457,235	$67	$–	$18,457,302
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(141)	$–	$(141)
Total Liabilities	$–	$(141)	$–	$(141)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
Voya Diversified Emerging Markets Debt Fund	as of July 31, 2019 (Unaudited)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended July 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 7/31/19	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$6,257,410	$479,406	$(699,061)	$427,132	$6,464,887	239,402	$(10,063)	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	5,739,016	485,830	(1,050,330)	549,851	5,724,367	210,823	(42,321)	-
Voya Emerging Markets Local Currency Debt Fund - Class P	5,483,754	427,138	(494,448)	652,537	6,068,981	57,139	(12,445)	-
	$17,480,180	$1,392,374	$(2,243,839)	$1,629,520	$18,258,235	$507,364	$(64,829)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At July 31, 2019, the following forward foreign currency contracts were outstanding for Voya Diversified Emerging Markets Debt Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	560	THB	17,463	Barclays Bank PLC	08/23/19	$(8)
RUB	73,092	USD	1,132	Barclays Bank PLC	08/23/19	13
USD	297	BRL	1,156	Barclays Bank PLC	08/23/19	(6)
USD	297	HUF	85,575	Barclays Bank PLC	08/23/19	7
USD	1,056	MXN	20,463	BNP Paribas	08/23/19	(8)
USD	1,813	PLN	6,887	BNP Paribas	08/23/19	35
PHP	34,179	USD	658	Goldman Sachs International	08/23/19	12
USD	1,530	TRY	9,282	HSBC Bank USA N.A.	08/23/19	(118)
USD	59	ZAR	871	JPMorgan Chase Bank N.A.	08/23/19	(1)
						$(74)

Currency Abbreviations

BRL	-	Brazilian Real
HUF	-	Hungarian Forint
MXN	-	Mexican Peso
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

At July 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $17,880,722.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$576,580
Gross Unrealized Depreciation	(141)

Net Unrealized Appreciation	$576,439

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2019 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 25.8%
		Argentina: 0.3%
1,000,000	(1)	YPF SA, 8.500%, 03/23/2021	$1,027,500	0.3

		Austria: 0.2%
300,000	(1),(2)	Klabin Austria GmbH, 5.750%, 04/03/2029	316,878	0.1
250,000	(1)	Suzano Austria GmbH, 5.000%, 01/15/2030	256,062	0.1
			572,940	0.2

		Brazil: 0.5%
250,000	(1)	Banco do Brasil SA/Cayman, 4.875%, 04/19/2023	262,690	0.1
1,100,000		Petrobras Global Finance BV, 8.750%, 05/23/2026	1,383,800	0.4
			1,646,490	0.5

		Canada: 0.7%
490,000	(1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	501,025	0.2
175,000	(1)	Bausch Health Cos, Inc., 6.125%, 04/15/2025	179,541	0.1
324,000		Canadian Imperial Bank of Commerce, 3.100%, 04/02/2024	330,129	0.1
205,000		Cenovus Energy, Inc., 4.250%, 04/15/2027	211,418	0.1
408,000		Fairfax Financial Holdings Ltd., 4.850%, 04/17/2028	435,359	0.1
239,000		Fortis, Inc./Canada, 3.055%, 10/04/2026	239,616	0.1
135,000		Teck Resources Ltd., 6.000%, 08/15/2040	147,671	0.0
			2,044,759	0.7

		Cayman Islands: 0.2%
300,000		DP World Crescent Ltd, 4.848%, 09/26/2028	323,784	0.1
189,000		XLIT Ltd., 5.500%, 03/31/2045	228,100	0.1
			551,884	0.2

		Chile: 0.1%
300,000	(1)	Celulosa Arauco y Constitucion SA, 4.250%, 04/30/2029	314,070	0.1

		China: 0.4%
720,000		Alibaba Group Holding Ltd., 3.600%, 11/28/2024	749,747	0.3
300,000		CNAC HK Finbridge Co. Ltd, 5.125%, 03/14/2028	331,816	0.1
			1,081,563	0.4

		Denmark: 0.1%
336,000	(1)	Danske Bank A/S, 5.375%, 01/12/2024	366,168	0.1

		France: 0.6%
706,000	(1)	BNP Paribas SA, 3.500%, 03/01/2023	724,808	0.2
728,000	(1)	BPCE SA, 5.150%, 07/21/2024	789,289	0.3
256,000	(1)	Electricite de France SA, 2.350%, 10/13/2020	255,729	0.1
			1,769,826	0.6

		Guernsey: 0.2%
662,000		Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/2020	663,345	0.2

		India: 0.3%
300,000	(1)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	307,743	0.1
500,000	(1)	Reliance Industries Ltd, 3.667%, 11/30/2027	507,882	0.2
			815,625	0.3

		Indonesia: 0.6%
200,000		Pertamina Persero PT, 4.300%, 05/20/2023	209,857	0.1
750,000	(1),(2)	Perusahaan Listrik Negara PT, 3.875%, 07/17/2029	768,242	0.2
425,000	(1)	Perusahaan Listrik Negara PT, 5.375%, 01/25/2029	485,367	0.2
225,000		Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	255,253	0.1
			1,718,719	0.6

		Ireland: 0.5%
341,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	344,789	0.1
300,000	(1)	MMK International Capital DAC, 4.375%, 06/13/2024	310,289	0.1
700,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	712,186	0.3
			1,367,264	0.5

		Italy: 0.1%
170,000		Telecom Italia Capital SA, 7.721%, 06/04/2038	197,200	0.1

		Japan: 0.6%
255,000	(1)	Mizuho Bank Ltd., 3.200%, 03/26/2025	262,474	0.1
770,000	(1)	MUFG Bank Ltd, 2.300%, 03/05/2020	769,482	0.2
766,000		Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/2026	813,777	0.3
			1,845,733	0.6

		Kazakhstan: 0.2%
675,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	731,045	0.2

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Luxembourg: 0.0%
90,000	(1)	Dana Financing Luxembourg Sarl, 6.500%, 06/01/2026	$94,050	0.0

		Mexico: 0.5%
567,000	(1)	Cemex SAB de CV, 6.125%, 05/05/2025	588,546	0.2
500,000	(1)	Mexichem SAB de CV, 4.875%, 09/19/2022	525,505	0.2
200,000		Petroleos Mexicanos, 4.500%, 01/23/2026	184,000	0.0
200,000		Petroleos Mexicanos, 5.500%, 06/27/2044	163,500	0.0
200,000		Petroleos Mexicanos, 6.875%, 08/04/2026	204,400	0.1
			1,665,951	0.5

		Netherlands: 1.0%
288,000		ArcelorMittal, 7.000%, 10/15/2039	345,344	0.1
690,000		Cooperatieve Rabobank UA/NY, 2.500%, 01/19/2021	691,452	0.2
355,000		ING Groep NV, 4.050%, 04/09/2029	384,062	0.1
696,000		Shell International Finance BV, 3.250%, 05/11/2025	728,497	0.3
445,000		Shell International Finance BV, 4.000%, 05/10/2046	493,016	0.2
290,000	(1)	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026	285,917	0.1
			2,928,288	1.0
		Norway: 0.1%
382,000		Equinor ASA, 2.450%, 01/17/2023	385,046	0.1

		Peru: 0.3%
400,000	(1)	Fondo MIVIVIENDA SA, 3.500%, 01/31/2023	407,760	0.2
375,000	(1)	Petroleos del Peru SA, 4.750%, 06/19/2032	405,566	0.1
			813,326	0.3

		Russia: 0.2%
250,000	(1)	ALROSA Finance SA, 4.650%, 04/09/2024	260,233	0.1
250,000	(1)	Evraz PLC, 5.250%, 04/02/2024	264,526	0.1
			524,759	0.2

		South Africa: 0.1%
300,000	(1)	Gold Fields Orogen Holdings BVI Ltd, 5.125%, 05/15/2024	313,140	0.1

		South Korea: 0.1%
300,000	(1),(3)	Kookmin Bank, 4.350%, 12/31/2199	306,381	0.1

		Sweden: 0.2%
666,000	(1),(3)	Nordea Bank ABP, 5.500%, 12/31/2199	669,330	0.2

		Switzerland: 0.4%
456,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	505,298	0.2
604,000		UBS AG/Stamford CT, 7.625%, 08/17/2022	676,604	0.2
			1,181,902	0.4

		Turkey: 0.1%
200,000	(1)	Turkiye Vakiflar Bankasi TAO, 8.125%, 03/28/2024	197,830	0.1

		United Arab Emirates: 0.2%
500,000	(1),(2)	Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/2021	538,057	0.2

		United Kingdom: 0.6%
324,000		Aon PLC, 2.800%, 03/15/2021	325,994	0.1
200,000	(1)	Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/2027	203,095	0.1
1,000,000		Santander UK PLC, 2.375%, 03/16/2020	999,635	0.3
270,000	(1)	Standard Chartered PLC, 5.300%, 01/09/2043	300,637	0.1
			1,829,361	0.6

		United States: 16.4%
660,000		AbbVie, Inc., 3.600%, 05/14/2025	680,567	0.2
361,000		AbbVie, Inc., 4.300%, 05/14/2036	369,273	0.1
180,000		AECOM, 5.125%, 03/15/2027	189,450	0.1
59,000		Aetna, Inc., 2.800%, 06/15/2023	59,159	0.0
715,000		American International Group, Inc., 4.500%, 07/16/2044	766,591	0.3
272,000		Altria Group, Inc., 4.800%, 02/14/2029	292,900	0.1
255,000		AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	232,369	0.1
74,297		American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/2025	78,340	0.0
107,000		AmerisourceBergen Corp., 4.300%, 12/15/2047	106,769	0.0
330,000		Amgen, Inc., 3.200%, 11/02/2027	339,524	0.1
130,000		Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/2025	137,542	0.0
297,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	338,278	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
310,000		Anheuser-Busch InBev Worldwide, Inc., 4.000%, 04/13/2028	$336,759	0.1
378,000		Apache Corp., 4.375%, 10/15/2028	384,200	0.1
182,000	(1)	Apollo Management Holdings L.P., 4.000%, 05/30/2024	189,331	0.1
528,000		Apple, Inc., 3.200%, 05/13/2025	552,813	0.2
568,000		AT&T, Inc., 4.300%, 02/15/2030	611,136	0.2
223,000		AT&T, Inc., 5.150%, 03/15/2042	247,838	0.1
479,000		AT&T, Inc., 5.650%, 02/15/2047	567,651	0.2
1,181,000	(3)	Bank of America Corp., 3.419%, 12/20/2028	1,216,147	0.4
508,000		Bank of America Corp., 4.100%, 07/24/2023	539,711	0.2
298,000	(3)	Bank of America Corp., 4.330%, 03/15/2050	338,787	0.1
503,000		Bank of New York Mellon Corp., 2.050%, 05/03/2021	501,484	0.2
766,000		BP Capital Markets America, Inc., 3.216%, 11/28/2023	789,215	0.3
320,000	(1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	320,096	0.1
427,000		CBRE Services, Inc., 5.250%, 03/15/2025	473,146	0.2
615,000		CBS Corp., 3.700%, 08/15/2024	638,896	0.2
469,000		Celgene Corp., 3.875%, 08/15/2025	499,475	0.2
365,000		CenterPoint Energy, Inc., 4.250%, 11/01/2028	397,608	0.1
532,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	557,220	0.2
297,000	(1)	Cigna Corp., 4.375%, 10/15/2028	322,342	0.1
305,000		Citigroup, Inc., 4.125%, 07/25/2028	322,886	0.1
480,000		Citigroup, Inc., 4.000%, 08/05/2024	508,590	0.2
491,000		Citigroup, Inc., 5.500%, 09/13/2025	553,714	0.2
770,000		Citizens Bank NA/Providence RI, 2.450%, 12/04/2019	769,948	0.3
321,000	(1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	329,860	0.1
193,000		Comcast Corp., 2.350%, 01/15/2027	188,718	0.1
572,000		Comcast Corp., 4.150%, 10/15/2028	630,973	0.2
115,000		Comcast Corp., 4.250%, 01/15/2033	129,143	0.0
90,000		Comcast Corp., 5.650%, 06/15/2035	114,246	0.0
345,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	291,094	0.1
159,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	183,973	0.1
485,000		CSC Holdings LLC, 5.250%, 06/01/2024	507,431	0.2
1,338,000		CVS Health Corp., 2.800%, 07/20/2020	1,343,099	0.4
717,000		CVS Health Corp., 4.300%, 03/25/2028	761,685	0.3
85,000		Dana, Inc., 5.500%, 12/15/2024	85,850	0.0
581,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	627,145	0.2
176,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	194,637	0.1
374,000		Discover Bank, 7.000%, 04/15/2020	385,625	0.1
145,000		DISH DBS Corp., 5.875%, 11/15/2024	134,941	0.0
86,000	(1)	Dow Chemical Co/The, 5.550%, 11/30/2048	100,820	0.0
364,000	(1)	DPL, Inc., 4.350%, 04/15/2029	356,032	0.1
57,000		Eastman Chemical Co., 2.700%, 01/15/2020	57,034	0.0
969,000		Energy Transfer Operating L.P., 4.900%, 02/01/2024	1,042,977	0.3
286,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	302,408	0.1
616,000		Entergy Corp., 5.125%, 09/15/2020	629,986	0.2
240,000		Entergy Louisiana LLC, 4.200%, 04/01/2050	268,405	0.1
175,000	(1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	180,469	0.1
283,000		FedEx Corp., 4.050%, 02/15/2048	274,274	0.1
377,000		Fifth Third Bancorp, 8.250%, 03/01/2038	569,304	0.2
590,000		FirstEnergy Corp., 4.250%, 03/15/2023	622,621	0.2
702,000		Ford Motor Credit Co. LLC, 3.200%, 01/15/2021	704,805	0.2
140,000	(1)	FXI Holdings, Inc., 7.875%, 11/01/2024	126,350	0.0
91,000		General Electric Co., 6.750%, 03/15/2032	114,143	0.0
382,000		General Motors Financial Co., Inc., 4.300%, 07/13/2025	393,989	0.1
289,000		Goldman Sachs Group, Inc./The, 2.625%, 04/25/2021	289,673	0.1
963,000	(3)	Goldman Sachs Group, Inc./The, 2.876%, 10/31/2022	969,552	0.3

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
455,000	(1)	Gray Television, Inc., 7.000%, 05/15/2027	$498,794	0.2
150,000		HCA, Inc., 5.500%, 06/15/2047	162,203	0.1
175,000	(1)	Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp., 5.625%, 02/15/2026	182,820	0.1
366,000		Huntsman International LLC, 4.500%, 05/01/2029	376,938	0.1
222,000		Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.150%, 01/23/2030	220,223	0.1
90,000		Johnson & Johnson, 2.900%, 01/15/2028	93,207	0.0
245,000		Johnson & Johnson, 3.400%, 01/15/2038	253,666	0.1
50,000		Johnson & Johnson, 4.375%, 12/05/2033	58,356	0.0
1,178,000		JPMorgan Chase & Co., 2.550%, 03/01/2021	1,181,805	0.4
530,000	(3)	JPMorgan Chase & Co., 6.000%, 12/31/2199	558,204	0.2
280,000	(3)	JPMorgan Chase Bank NA, 2.604%, 02/01/2021	280,332	0.1
385,000		Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	404,032	0.1
227,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	241,634	0.1
223,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/2045	258,420	0.1
348,000		Kraft Heinz Foods Co., 3.000%, 06/01/2026	342,425	0.1
185,000		Kroger Co/The, 4.650%, 01/15/2048	187,684	0.1
198,000		Lowe's Cos, Inc., 2.500%, 04/15/2026	195,950	0.1
210,000		Medtronic, Inc., 3.150%, 03/15/2022	215,212	0.1
428,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	448,041	0.1
180,000		MGM Resorts International, 4.625%, 09/01/2026	185,400	0.1
404,000		Molson Coors Brewing Co., 3.000%, 07/15/2026	403,699	0.1
648,000		Morgan Stanley, 3.750%, 02/25/2023	675,098	0.2
545,000		Morgan Stanley, 4.100%, 05/22/2023	571,478	0.2
398,000		MPLX L.P., 4.000%, 03/15/2028	411,550	0.1
319,000		MUFG Union Bank NA, 3.150%, 04/01/2022	325,235	0.1
310,000		National Rural Utilities Cooperative Finance Corp., 3.900%, 11/01/2028	340,817	0.1
403,000	(1)	Newmont Goldcorp Corp., 3.700%, 03/15/2023	416,498	0.1
315,000	(1)	Novelis Corp., 5.875%, 09/30/2026	327,206	0.1
165,000		NRG Energy, Inc., 5.750%, 01/15/2028	176,344	0.1
77,000		Occidental Petroleum Corp., 4.625%, 06/15/2045	80,983	0.0
504,000		Oracle Corp., 2.950%, 05/15/2025	517,809	0.2
48,000		O'Reilly Automotive, Inc., 3.600%, 09/01/2027	49,836	0.0
115,000		O'Reilly Automotive, Inc., 4.350%, 06/01/2028	125,821	0.0
150,000	(1)	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/2023	162,000	0.1
448,000		Pfizer, Inc., 2.750%, 06/03/2026	458,535	0.1
481,000		Philip Morris International, Inc., 3.875%, 08/21/2042	486,119	0.2
215,000	(1)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	226,556	0.1
301,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.600%, 11/01/2024	306,654	0.1
281,000		PNC Financial Services Group, Inc./The, 3.450%, 04/23/2029	294,872	0.1
500,000	(1)	Post Holdings, Inc., 5.500%, 12/15/2029	507,500	0.2
180,000	(1)	Quicken Loans, Inc., 5.250%, 01/15/2028	182,925	0.1
215,000	(1)	Rayonier AM Products, Inc., 5.500%, 06/01/2024	173,075	0.1
339,000		Reynolds American, Inc., 6.150%, 09/15/2043	383,327	0.1
114,000		Selective Insurance Group, Inc., 5.375%, 03/01/2049	127,808	0.0
500,000	(1)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	505,000	0.2
215,000	(1)	Sirius XM Radio, Inc., 5.500%, 07/01/2029	224,881	0.1
480,000	(1)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	506,400	0.2
275,000		Southern Co., 2.750%, 06/15/2020	275,669	0.1
226,000	(2)	Southwest Airlines Co., 3.450%, 11/16/2027	233,789	0.1
475,000		Sprint Nextel Corp., 6.875%, 11/15/2028	523,687	0.2
260,000	(1)	SS&C Technologies, Inc., 5.500%, 09/30/2027	270,887	0.1
220,000	(1)	Standard Industries, Inc./NJ, 5.000%, 02/15/2027	224,673	0.1
225,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	227,813	0.1
134,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	140,874	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
170,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	$169,524	0.1
299,000		Time Warner Cable LLC, 5.875%, 11/15/2040	330,116	0.1
84,067		United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/2024	86,459	0.0
61,007		United Airlines 2016-1 Class B Pass Through Trust, 3.650%, 07/07/2027	61,405	0.0
95,868		United Airlines 2016-2 Class B Pass Through Trust, 3.650%, 04/07/2027	96,309	0.0
175,000		United Rentals North America, Inc., 4.875%, 01/15/2028	178,938	0.1
250,000		Verizon Communications, Inc., 4.125%, 03/16/2027	272,761	0.1
397,000		Verizon Communications, Inc., 4.522%, 09/15/2048	438,821	0.1
339,000		Viacom, Inc., 4.375%, 03/15/2043	335,637	0.1
351,000		Walmart, Inc., 3.700%, 06/26/2028	383,628	0.1
400,000	(1)	Walt Disney Co/The, 5.400%, 10/01/2043	528,917	0.2
430,000		Wells Fargo & Co., 4.100%, 06/03/2026	455,195	0.1
143,000		Welltower, Inc., 4.125%, 03/15/2029	153,070	0.0
480,000		WPX Energy, Inc., 5.750%, 06/01/2026	495,000	0.2
			49,337,561	16.4

		Total Corporate Bonds/Notes (Cost $73,721,006)	77,499,113	25.8

COLLATERALIZED MORTGAGE OBLIGATIONS: 13.4%
		United States: 13.4%
540,498	(3)	Adjustable Rate Mortgage Trust 2006-2 1A1, 4.631%, 05/25/2036	534,335	0.2
428,991		Alternative Loan Trust 2005-51 3A2A, 3.799%, (12MTA + 1.290%), 11/20/2035	417,973	0.1
145,723		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	111,230	0.0
219,854		Alternative Loan Trust 2007-23CB A3, 2.766%, (US0001M + 0.500%), 09/25/2037	133,400	0.0
552,187		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	467,184	0.2
561,248		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	554,874	0.2
98,502		Countrywide Alternative Loan Trust 2005-53T2 2A6, 2.766%, (US0001M + 0.500%), 11/25/2035	63,522	0.0
262,788		Countrywide Asset-Backed Certificates 2005-IM1 M1, 2.986%, (US0001M + 0.720%), 11/25/2035	263,703	0.1
365,095	(1),(3)	CSMC Trust 2015-2 B3, 3.932%, 02/25/2045	380,694	0.1
269,947	(1),(3)	CSMC Trust 2015-3 B1, 3.933%, 03/25/2045	277,965	0.1
5,569,091	(4)	Fannie Mae 2005-18 SC, 2.384%, (-1.000*US0001M + 4.650%), 03/25/2035	565,044	0.2
1,477,847	(4)	Fannie Mae 2008-41 S, 4.534%, (-1.000*US0001M + 6.800%), 11/25/2036	271,299	0.1
4,042,052	(4)	Fannie Mae 2009-106 SA, 3.984%, (-1.000*US0001M + 6.250%), 01/25/2040	576,349	0.2
972,067		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 6.716%, (US0001M + 4.450%), 01/25/2029	1,035,304	0.3
1,073,691		Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 6.616%, (US0001M + 4.350%), 05/25/2029	1,148,182	0.4
400,000		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 5.916%, (US0001M + 3.650%), 09/25/2029	425,269	0.1
500,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 5.266%, (US0001M + 3.000%), 10/25/2029	523,179	0.2
500,000		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 4.466%, (US0001M + 2.200%), 01/25/2030	504,019	0.2
400,000		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.666%, (US0001M + 2.400%), 05/28/2030	406,158	0.1
600,000		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.766%, (US0001M + 2.500%), 05/25/2030	610,403	0.2
1,000,000		Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 4.416%, (US0001M + 2.150%), 10/25/2030	1,008,577	0.3

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
1,200,000		Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 4.816%, (US0001M + 2.550%), 12/25/2030	$1,225,552	0.4
200,000		Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 4.616%, (US0001M + 2.350%), 01/25/2031	202,258	0.1
600,000		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 4.266%, (US0001M + 2.000%), 03/25/2031	603,658	0.2
700,000	(1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 4.566%, (US0001M + 2.300%), 08/25/2031	706,261	0.2
900,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 4.666%, (US0001M + 2.400%), 04/25/2031	910,482	0.3
141,225		Fannie Mae REMIC Trust 2003-22 BZ, 6.000%, 04/25/2033	156,330	0.1
120,513		Fannie Mae REMIC Trust 2005-74 DK, 14.936%, (-4.000*US0001M + 24.000%), 07/25/2035	190,159	0.1
170,396		Fannie Mae REMIC Trust 2006-104 ES, 22.120%, (-5.000*US0001M + 33.450%), 11/25/2036	299,694	0.1
2,193,417	(4)	Fannie Mae REMIC Trust 2007-36 SN, 4.504%, (-1.000*US0001M + 6.770%), 04/25/2037	433,434	0.1
182,572		Fannie Mae REMIC Trust 2007-55 DS, 9.335%, (-2.500*US0001M + 15.000%), 06/25/2037	212,684	0.1
1,228,844	(4)	Fannie Mae REMIC Trust 2008-53 FI, 3.834%, (-1.000*US0001M + 6.100%), 07/25/2038	137,928	0.0
996,957	(4)	Fannie Mae REMIC Trust 2008-58 SM, 3.834%, (-1.000*US0001M + 6.100%), 07/25/2038	179,559	0.1
147,528		Fannie Mae REMIC Trust 2009-66 SL, 7.825%, (-3.333*US0001M + 15.833%), 09/25/2039	237,686	0.1
93,200		Fannie Mae REMIC Trust 2009-66 SW, 7.992%, (-3.333*US0001M + 16.000%), 09/25/2039	151,859	0.0
6,730,751	(4)	Fannie Mae REMIC Trust 2010-123 SL, 3.804%, (-1.000*US0001M + 6.070%), 11/25/2040	997,242	0.3
5,663,490	(4)	Fannie Mae REMIC Trust 2011-55 SK, 4.294%, (-1.000*US0001M + 6.560%), 06/25/2041	1,127,051	0.4
2,518,754	(4)	Fannie Mae REMIC Trust 2011-86 NS, 3.684%, (-1.000*US0001M + 5.950%), 09/25/2041	391,948	0.1
1,032,515	(4)	Fannie Mae REMIC Trust 2012-10 US, 4.184%, (-1.000*US0001M + 6.450%), 02/25/2042	138,210	0.0
2,826,876	(4)	Fannie Mae REMIC Trust 2012-24 HS, 4.284%, (-1.000*US0001M + 6.550%), 09/25/2040	351,818	0.1
2,134,821	(4)	Fannie Mae REMIC Trust 2013-31 PI, 4.500%, 02/25/2043	223,264	0.1
1,316,636		Fannie Mae REMICS 2013-126 ZA, 4.000%, 07/25/2032	1,389,030	0.5
962,122	(4)	Fannie Mae Series 2007-9 SE, 3.814%, (-1.000*US0001M + 6.080%), 03/25/2037	160,163	0.1
1,673,343	(4)	Fannie Mae Series 2013-44 DI, 3.000%, 05/25/2033	191,150	0.1
975,406	(1),(3)	Flagstar Mortgage Trust 2018-2 B2, 4.066%, 04/25/2048	1,019,219	0.3
231,691	(4)	Freddie Mac REMIC Trust 2303 SY, 6.375%, (-1.000*US0001M + 8.700%), 04/15/2031	55,966	0.0
1,717,236	(4)	Freddie Mac REMIC Trust 2989 GU, 4.675%, (-1.000*US0001M + 7.000%), 02/15/2033	300,080	0.1
1,599,203	(4)	Freddie Mac REMIC Trust 3271 SB, 3.725%, (-1.000*US0001M + 6.050%), 02/15/2037	258,640	0.1
4,460,411	(4)	Freddie Mac REMIC Trust 3424 HI, 3.575%, (-1.000*US0001M + 5.900%), 04/15/2038	772,952	0.3
1,233,847	(4)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	173,046	0.1
1,043,611	(4)	Freddie Mac REMIC Trust 3710 SL, 3.675%, (-1.000*US0001M + 6.000%), 05/15/2036	22,016	0.0
6,495,692	(4)	Freddie Mac REMIC Trust 3856 KS, 4.225%, (-1.000*US0001M + 6.550%), 05/15/2041	1,065,015	0.4
2,489,216	(4)	Freddie Mac REMIC Trust 3925 SD, 3.725%, (-1.000*US0001M + 6.050%), 07/15/2040	255,764	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
2,601,999	(4)	Freddie Mac REMIC Trust 3946 SE, 4.325%, (-1.000*US0001M + 6.650%), 02/15/2041	$285,318	0.1
3,951,240	(4)	Freddie Mac REMIC Trust 4077 SM, 4.375%, (-1.000*US0001M + 6.700%), 08/15/2040	449,768	0.1
1,363,041	(4)	Freddie Mac REMIC Trust 4152 BI, 4.000%, 12/15/2041	169,197	0.1
2,375,826	(4)	Freddie Mac REMIC Trust 4313 MI, 5.000%, 04/15/2039	377,214	0.1
6,584,083		Freddie Mac REMICS 3792 DS, 4.275%, (-1.000*US0001M + 6.600%), 11/15/2040	477,671	0.2
3,118,917	(4)	Freddie Mac REMICS 4040 SW, 4.305%, (-1.000*US0001M + 6.630%), 05/15/2032	519,460	0.2
2,876,030	(4)	Freddie Mac REMICS 4623 MS, 3.675%, (-1.000*US0001M + 6.000%), 10/15/2046	629,965	0.2
300,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 6.166%, (US0001M + 3.900%), 12/25/2027	315,142	0.1
300,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 6.966%, (US0001M + 4.700%), 04/25/2028	334,929	0.1
217,026		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 6.066%, (US0001M + 3.800%), 03/25/2025	224,866	0.1
800,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA2 M2, 5.716%, (US0001M + 3.450%), 10/25/2029	856,355	0.3
400,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 4.766%, (US0001M + 2.500%), 03/25/2030	409,670	0.1
600,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 4.916%, (US0001M + 2.650%), 12/25/2029	615,911	0.2
131,349	(3)	Freddie Mac Whole Loan Securities Trust 2016-SC02 M1, 3.607%, 10/25/2046	132,111	0.0
59,620		Ginnie Mae Series 2007-37 S, 16.749%, (-3.667*US0001M + 25.300%), 04/16/2037	65,050	0.0
367,891		Ginnie Mae Series 2007-8 SP, 14.683%, (-3.242*US0001M + 22.048%), 03/20/2037	547,509	0.2
2,250,695	(4)	Ginnie Mae Series 2010-116 NS, 4.318%, (-1.000*US0001M + 6.650%), 09/16/2040	373,256	0.1
887,484	(4)	Ginnie Mae Series 2010-165 IP, 4.000%, 04/20/2038	11,880	0.0
692,176	(4)	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/2039	75,766	0.0
3,782,193	(4)	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/2026	306,397	0.1
1,057,285	(4)	Ginnie Mae Series 2011-140 CI, 5.000%, 10/20/2040	106,560	0.0
1,940,037	(4)	Ginnie Mae Series 2013-115 NI, 4.500%, 01/16/2043	305,055	0.1
1,556,753	(4)	Ginnie Mae Series 2013-5 NI, 3.000%, 01/20/2028	118,556	0.0
3,354,113	(4)	Ginnie Mae Series 2015-178 GI, 4.000%, 05/20/2044	490,389	0.2
421,366		GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 2.476%, (US0001M + 0.210%), 04/25/2036	405,693	0.1
300,000	(1),(3),(5)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	306,660	0.1
381,426	(1),(3)	JP Morgan Mortgage Trust 2017-3 B1, 3.857%, 08/25/2047	397,890	0.1
200,000	(1),(3)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	204,369	0.1
253,777		Lehman XS Trust Series 2005-5N 1A2, 2.626%, (US0001M + 0.360%), 11/25/2035	246,865	0.1
582,968	(1),(3)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	599,464	0.2
263,157	(1),(3)	Sequoia Mortgage Trust 2014-3 B3, 3.931%, 10/25/2044	273,348	0.1
290,888	(1),(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	298,290	0.1
16,659	(3),(6)	Structured Asset Securities Corp. 2004-4XS 1A6, 5.050%, 02/25/2034	17,160	0.0
12,803,135	(3),(4)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 0.679%, 08/25/2045	454,413	0.1
77,923	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.917%, 10/25/2036	76,484	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
270,138	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.909%, 08/25/2046	$261,238	0.1
546,991	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.822%, 12/25/2036	546,719	0.2
173,824	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.551%, 04/25/2037	159,817	0.1
774,919		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	721,456	0.2
193,964		Wells Fargo Alternative Loan 2007-PA2 2A1, 2.696%, (US0001M + 0.430%), 06/25/2037	159,796	0.1
196,296		Wells Fargo Mortgage Backed Securities 2006-8 A15, 6.000%, 07/25/2036	198,977	0.1
200,111	(3)	Wells Fargo Mortgage Backed Securities 2006-AR17 A1, 4.773%, 10/25/2036	201,806	0.1
44,614	(3)	Wells Fargo Mortgage Backed Securities 2006-AR17 A2, 4.773%, 10/25/2036	44,905	0.0
261,296	(3)	Wells Fargo Mortgage Backed Securities 2006-AR7 2A1, 5.089%, 05/25/2036	272,211	0.1
282,303	(3)	Wells Fargo Mortgage Backed Securities 2006-AR8 3A2, 5.002%, 04/25/2036	287,657	0.1
527,136	(1),(3)	Wells Fargo Mortgage Backed Securities 2019-2 A1 Trust, 4.000%, 04/25/2049	539,202	0.2
550,808	(1),(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.787%, 08/20/2045	557,671	0.2

		Total Collateralized Mortgage Obligations (Cost $38,553,546)	40,248,867	13.4

ASSET-BACKED SECURITIES: 3.0%
		United States: 3.0%
500,000	(1)	AMMC CLO 16 Ltd. 2015-16A CR, 4.653%, (US0003M + 2.350%), 04/14/2029	497,313	0.2
500,000	(1)	Apidos CLO XXIX 2018-29A B, 4.176%, (US0003M + 1.900%), 07/25/2030	483,718	0.1
250,000	(1)	Babson CLO Ltd. 2014-IA BR, 4.478%, (US0003M + 2.200%), 07/20/2025	250,014	0.1
500,000	(1)	BlueMountain CLO 2013-2A CR, 4.228%, (US0003M + 1.950%), 10/22/2030	485,256	0.2
750,000	(1)	CIFC Funding 2013-IA BR Ltd., 4.722%, (US0003M + 2.400%), 07/16/2030	748,601	0.2
492,561	(3),(6)	Citigroup Mortgage Loan Trust 2006-WF1 A2E, 4.891%, 03/25/2036	328,798	0.1
1,180,000	(1)	Invitation Homes 2018-SFR1 D Trust, 3.764%, (US0001M + 1.450%), 03/17/2037	1,181,502	0.4
1,050,000	(1)	LCM XXIV Ltd. 24A C, 4.528%, (US0003M + 2.250%), 03/20/2030	1,039,709	0.3
500,000	(1)	Madison Park Funding XXXI Ltd. 2018-31A C, 4.409%, (US0003M + 2.150%), 01/23/2031	487,499	0.2
300,000	(1),(3)	Mill City Mortgage Loan Trust 2017-1 M2, 3.250%, 11/25/2058	304,702	0.1
300,000	(1),(3)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	301,027	0.1
250,000	(1)	Octagon Investment Partners XIX Ltd. 2014-1A CR, 4.403%, (US0003M + 2.100%), 04/15/2026	249,972	0.1
630,000	(1)	Palmer Square Loan Funding 2017-1A D Ltd., 7.153%, (US0003M + 4.850%), 10/15/2025	626,074	0.2
250,000	(1)	Palmer Square Loan Funding 2018-1A C Ltd., 4.153%, (US0003M + 1.850%), 04/15/2026	239,657	0.1
1,240,000	(1)	Progress Residential 2018-SFR2 E Trust, 4.656%, 08/17/2035	1,286,075	0.4
500,000	(1)	THL Credit Wind River 2016-1A CR CLO Ltd., 4.403%, (US0003M + 2.100%), 07/15/2028	497,527	0.2

		Total Asset-Backed Securities (Cost $9,037,038)	9,007,444	3.0

COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.3%
		United States: 9.3%
7,789,708	(3),(4)	BANK 2017-BNK5 XA, 1.087%, 06/15/2060	462,281	0.1
997,752	(3),(4)	BANK 2019-BNK16 XA, 0.969%, 02/15/2052	72,630	0.0
2,396,239	(3),(4)	Barclays Commercial Mortgage Trust 2017-C1 XA, 1.506%, 02/15/2050	208,640	0.1
110,000	(1)	BDS 2018-FL2 D, 4.864%, (US0001M + 2.550%), 08/15/2035	110,447	0.0
280,000	(1)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	252,830	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
1,438,417	(3),(4)	Benchmark 2019-B9 XA Mortgage Trust, 1.048%, 03/15/2052	$118,355	0.0
380,000	(1)	BX Commercial Mortgage Trust 2019-IMC E, 4.475%, (US0001M + 2.150%), 04/15/2034	382,885	0.1
890,000	(1),(3)	CALI Mortgage Trust 2019-101C E, 4.324%, 03/10/2039	943,990	0.3
3,338,349	(3),(4)	CD 2016-CD1 Mortgage Trust XA, 1.417%, 08/10/2049	250,150	0.1
360,000	(1)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.594%, 08/10/2049	314,251	0.1
8,581,000	(3),(4)	Citigroup Commercial Mortgage Trust 2016-C2 XB, 0.847%, 08/10/2049	465,328	0.1
3,593,778	(3),(4)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.113%, 10/12/2050	239,102	0.1
230,000	(3)	Citigroup Commercial Mortgage Trust 2017-P8 C, 4.270%, 09/15/2050	237,314	0.1
5,219,614	(3),(4)	COMM 2012-CR1 XA, 1.861%, 05/15/2045	217,790	0.1
16,849,892	(1),(3),(4)	COMM 2012-LTRT XA, 0.946%, 10/05/2030	387,524	0.1
4,835,270	(3),(4)	COMM 2014-UBS2 XA, 1.200%, 03/10/2047	205,287	0.1
300,000	(3)	COMM 2016-COR1 C, 4.384%, 10/10/2049	313,923	0.1
7,242,332	(3),(4)	COMM 2016-CR28 XA, 0.676%, 02/10/2049	242,404	0.1
1,000,000	(3)	COMM 2017-COR2 C, 4.562%, 09/10/2050	1,065,562	0.3
660,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 F, 4.975%, (US0001M + 2.650%), 05/15/2036	665,871	0.2
350,000	(1),(7)	DBRR Re-REMIC Trust 2015-FRR1 B711, 0.000%, 08/28/2045	348,640	0.1
3,562,598	(1),(3),(4)	DBUBS 2011-LC1A XA, 0.698%, 11/10/2046	18,558	0.0
280,000	(1),(3)	DBUBS 2011-LC2 E Mortgage Trust, 5.530%, 07/10/2044	283,823	0.1
1,470,000	(1),(3)	DBUBS 2017-BRBK F Mortgage Trust, 3.530%, 10/10/2034	1,450,661	0.5
910,000	(1),(3)	Del Amo Fashion Center Trust 2017-AMO C, 3.636%, 06/05/2035	913,806	0.3
530,000	(1),(3)	DBJPM 16-C3 Mortgage Trust, 3.492%, 08/10/2049	499,008	0.2
4,300,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K013 X3, 2.814%, 01/25/2043	171,760	0.1
3,883,088	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K055 X1, 1.365%, 03/25/2026	294,710	0.1
3,639,842	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K711 X3, 1.560%, 08/25/2040	3,639	0.0
373,305	(1),(3)	GCCFC Commercial Mortgage Trust 2004-GG1 F, 6.394%, 06/10/2036	372,854	0.1
450,000	(1),(3)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	440,971	0.1
3,764,841	(3),(4)	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.169%, 05/10/2045	135,554	0.0
220,000	(1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	183,151	0.1
4,460,730	(3),(4)	GS Mortgage Securities Trust 2013-GC16 XA, 1.039%, 11/10/2046	168,228	0.1
1,500,000	(1),(3)	GS Mortgage Securities Trust 2016-GS4 E, 3.801%, 11/10/2049	1,165,762	0.4
7,754,846	(3),(4)	GS Mortgage Securities Trust 2017-GS6 XA, 1.045%, 05/10/2050	529,622	0.2
970,000	(1)	GS Mortgage Securities Trust 2019-GC38 D, 3.000%, 02/10/2052	878,961	0.3
600,000	(1),(3)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	599,742	0.2
460,000	(1),(3)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	448,863	0.1
5,790,000	(1),(3),(4)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.345%, 12/15/2047	62,377	0.0
52,450	(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.454%, 06/12/2041	52,754	0.0
200,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	199,550	0.1
2,120,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 E, 4.000%, 08/15/2046	2,064,715	0.7
10,052,458	(3),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.487%, 06/15/2045	280,785	0.1
770,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 D, 4.066%, 01/15/2046	781,382	0.3

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2019 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
			United States: (continued)
	735,000	(3)	JPMBB Commercial Mortgage Securities Trust 2014-C18 AS, 4.439%, 02/15/2047	$788,703	0.3
	610,050	(3)	LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/2040	610,137	0.2
	5,172,655	(1),(3),(4)	LSTAR Commercial Mortgage Trust 2017-5 X, 1.107%, 03/10/2050	211,120	0.1
	1,320,000	(1),(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.608%, 11/15/2045	1,328,384	0.4
	21,550,000	(1),(3),(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XB, 0.433%, 12/15/2047	510,474	0.2
	8,162,151	(1),(3),(4)	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 1.827%, 08/10/2049	392,319	0.1
	820,000	(1)	UBS Commercial Mortgage Trust 2018-NYCH C, 3.825%, (US0001M + 1.500%), 02/15/2032	820,002	0.3
	13,142,513	(3),(4)	Wells Fargo Commercial Mortgage Trust 2016-C37, 0.998%, 12/15/2049	583,719	0.2
	630,000	(1),(3)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.262%, 03/15/2045	543,349	0.2
	620,000	(1),(3)	WFRBS Commercial Mortgage Trust 2013-C14 D, 3.978%, 06/15/2046	591,344	0.2
	7,757,965	(3),(4)	WFRBS Commercial Mortgage Trust 2013-UBS1 XA, 0.859%, 03/15/2046	192,020	0.1
	15,337,319	(3),(4)	WFRBS Commercial Mortgage Trust 2014-C19 XA, 1.035%, 03/15/2047	541,708	0.2
	1,360,000	(1),(3)	West Town Mall Trust 2017-KNOX E, 4.346%, 07/05/2030	1,359,329	0.4

			Total Commercial Mortgage-Backed Securities (Cost $27,369,758)	27,979,048	9.3

U.S. TREASURY OBLIGATIONS: 8.7%
			U.S. Treasury Bonds: 1.9%
	1,222,000		2.375%, 05/15/2029	1,260,760	0.4
	3,291,100		3.000%, 02/15/2049	3,609,797	1.2
	785,000		3.500%, 02/15/2039	931,973	0.3
				5,802,530	1.9

			U.S. Treasury Notes: 6.8%
	1,517,000		1.500%, 07/15/2020	1,509,208	0.5
	10,758,000		1.750%, 07/31/2021	10,731,525	3.6
	2,808,000		1.750%, 07/15/2022	2,801,583	0.9
	3,024,000		1.750%, 07/31/2024	3,012,601	1.0
	1,000		1.875%, 06/30/2026	998	0.0
	2,432,000		1.875%, 07/31/2026	2,425,682	0.8
				20,481,597	6.8

			Total U.S. Treasury Obligations (Cost $25,994,977)	26,284,127	8.7

U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.4%
			Federal Home Loan Mortgage Corporation: 0.2%(8)
	207,874		4.000%, 09/01/2045	218,914	0.1
	164,867		4.000%, 09/01/2045	173,669	0.0
	307,724		4.000%, 05/01/2046	323,856	0.1
				716,439	0.2

			Government National Mortgage Association: 2.7%
	7,380,000	(9)	3.000%, 08/20/2049	7,529,474	2.5
	207,686		4.500%, 08/20/2041	222,473	0.1
	189,750	(3)	5.140%, 10/20/2060	191,002	0.1
	85,660	(3)	5.310%, 10/20/2060	86,384	0.0
	24,463		5.500%, 03/20/2039	27,144	0.0
				8,056,477	2.7

			Uniform Mortgage-Backed Security: 6.5%
	77,755		2.500%, 06/01/2030	78,329	0.0
	116,705		2.500%, 06/01/2030	117,567	0.0
	47,799		2.500%, 07/01/2030	48,152	0.0
	356,967		3.500%, 06/01/2034	372,127	0.1
	4,340,842		3.500%, 05/01/2049	4,445,704	1.5
	2,374,998		3.500%, 06/01/2049	2,434,402	0.8
	3,300,000	(9)	3.500%, 08/25/2049	3,379,277	1.1
	241,369		4.000%, 05/01/2045	255,114	0.1
	4,281,638		4.000%, 06/01/2049	4,436,985	1.5
	930,000	(9)	4.000%, 08/25/2049	962,695	0.3
	157,919		4.500%, 12/01/2040	170,387	0.1
	274,895		4.500%, 12/01/2040	296,626	0.1
	2,000,000	(9)	4.500%, 08/25/2049	2,096,379	0.7
	248,397		5.000%, 05/01/2041	271,216	0.1
	154,098		5.000%, 06/01/2041	168,255	0.1
				19,533,215	6.5

			Total U.S. Government Agency Obligations (Cost $28,149,271)	28,306,131	9.4

			SOVEREIGN BONDS: 21.3%
			Argentina: 0.5%
	1,420,000		Argentine Republic Government International Bond, 6.875%, 04/22/2021	1,279,065	0.4
	275,000		Argentine Republic Government International Bond, 6.875%, 01/26/2027	228,422	0.1
				1,507,487	0.5

			Brazil: 1.7%
BRL	16,000,000		Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	4,910,251	1.6

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2019 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
			Brazil: (continued)
	250,000		Brazilian Government International Bond, 6.000%, 04/07/2026	$289,105	0.1
				5,199,356	1.7
			Canada: 0.3%
CAD	880,000		Canadian Government Bond, 3.500%, 12/01/2045	915,099	0.3

			Chile: 1.7%
CLP	2,235,000,000		Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/2026	3,578,320	1.2
CLP	270,000,000		Bonos de la Tesoreria de la Republica en pesos, 5.100%, 07/15/2050	510,937	0.2
CLP	555,000,000		Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/2035	990,110	0.3
				5,079,367	1.7

			China: 0.0%
CNY	100,000		China Government Bond, 3.250%, 11/22/2028	14,613	0.0

			Colombia: 1.0%
	300,000		Colombia Government International Bond, 2.625%, 03/15/2023	300,003	0.1
	618,000		Colombia Government International Bond, 8.125%, 05/21/2024	762,766	0.2
COP	6,309,700,000		Colombian TES, 7.000%, 06/30/2032	2,065,126	0.7
				3,127,895	1.0

			Croatia: 0.2%
EUR	300,000		Croatia Government International Bond, 1.125%, 06/19/2029	339,853	0.1
	300,000		Croatia Government International Bond, 6.375%, 03/24/2021	317,982	0.1
				657,835	0.2

			Dominican Republic: 0.2%
	461,000	(1)	Dominican Republic International Bond, 6.600%, 01/28/2024	513,443	0.2

			Ecuador: 0.1%
	200,000		Ecuador Government International Bond, 7.875%, 01/23/2028	196,750	0.1

			Egypt: 0.2%
	300,000		Egypt Government International Bond, 6.125%, 01/31/2022	314,175	0.1
	200,000		Egypt Government International Bond, 6.588%, 02/21/2028	206,161	0.1
				520,336	0.2

			Germany: 3.2%
EUR	120,000		Bundesobligation, 0.000%, 10/08/2021	135,214	0.0
EUR	9,700	(7)	Bundesobligation, 0.000%, 04/14/2023	11,066	0.0
EUR	60,000		Bundesrepublik Deutschland Bundesanleihe, 0.500%, 02/15/2028	72,572	0.0
EUR	40,000		Bundesrepublik Deutschland Bundesanleihe, 1.000%, 08/15/2025	48,956	0.0
EUR	1,570,000		Bundesrepublik Deutschland Bundesanleihe, 2.500%, 08/15/2046	2,855,648	1.0
EUR	30,000		Bundesrepublik Deutschland Bundesanleihe, 0.000%, 08/15/2026	34,786	0.0
EUR	5,530,000		Bundesrepublik Deutschland, 0.500%, 02/15/2025	6,547,426	2.2
				9,705,668	3.2

			Ghana: 0.1%
	200,000		Ghana Government International Bond, 7.875%, 03/26/2027	211,500	0.1

			Hungary: 0.0%
	110,000		Hungary Government International Bond, 7.625%, 03/29/2041	174,779	0.0

			Indonesia: 1.1%
IDR	13,833,000,000		Indonesia Treasury Bond, 8.375%, 04/15/2039	1,041,960	0.3
IDR	26,484,000,000		Indonesia Treasury Bond, 8.750%, 05/15/2031	2,072,826	0.7
	200,000		Perusahaan Penerbit SBSN Indonesia III, 4.450%, 02/20/2029	217,250	0.1
				3,332,036	1.1

			Ivory Coast: 0.1%
	286,000	(3),(6)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	280,845	0.1

			Kenya: 0.1%
	250,000	(1)	Kenya Government International Bond, 7.000%, 05/22/2027	261,997	0.1

			Mexico: 0.0%
	175,000		Mexico Government International Bond, 4.000%, 10/02/2023	183,361	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2019 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
			Morocco: 0.1%
	200,000		Morocco Government International Bond, 4.250%, 12/11/2022	$209,058	0.1

			Nigeria: 0.1%
	200,000		Nigeria Government International Bond, 7.875%, 02/16/2032	212,998	0.1

			Oman: 0.1%
	200,000		Oman Government International Bond, 6.000%, 08/01/2029	200,500	0.1

			Panama: 0.2%
	200,000		Panama Government International Bond, 3.875%, 03/17/2028	214,377	0.1
	315,000		Panama Government International Bond, 6.700%, 01/26/2036	434,309	0.1
				648,686	0.2

			Peru: 2.2%
PEN	750,000	(1)	Peru Government Bond, 5.400%, 08/12/2034	242,464	0.1
PEN	6,491,000	(1)	Peru Government Bond, 5.940%, 02/12/2029	2,197,650	0.7
PEN	7,533,000	(1)	Peru Government Bond, 6.150%, 08/12/2032	2,592,509	0.9
PEN	4,000,000		Peru Government Bond, 6.350%, 08/12/2028	1,389,079	0.5
	75,000		Peruvian Government International Bond, 5.625%, 11/18/2050	104,438	0.0
				6,526,140	2.2

			Poland: 1.9%
PLN	4,269,000		Republic of Poland Government Bond, 2.500%, 07/25/2027	1,135,936	0.4
PLN	9,262,000	(2)	Republic of Poland Government Bond, 2.750%, 04/25/2028	2,511,502	0.8
PLN	6,201,000		Republic of Poland Government Bond, 2.750%, 10/25/2029	1,696,749	0.6
	375,000		Republic of Poland Government International Bond, 3.250%, 04/06/2026	395,145	0.1
				5,739,332	1.9

			Portugal: 0.7%
EUR	1,664,000	(1)	Portugal Obrigacoes do Tesouro OT, 2.250%, 04/18/2034	2,230,781	0.7

			Romania: 0.5%
RON	6,670,000	(2)	Romania Government Bond, 3.400%, 03/08/2022	1,556,409	0.5

			Russia: 1.4%
RUB	219,911,000		Russian Federal Bond - OFZ, 7.250%, 05/10/2034	3,422,281	1.1
	200,000		Russian Foreign Bond - Eurobond, 4.375%, 03/21/2029	209,410	0.1
	600,000	(1)	Russian Foreign Bond - Eurobond, 4.875%, 09/16/2023	645,001	0.2
				4,276,692	1.4

			Saudi Arabia: 0.1%
	200,000	(1)	KSA Sukuk Ltd., 3.628%, 04/20/2027	210,006	0.1

			Spain: 1.1%
EUR	1,284,000	(1)	Spain Government Bond, 1.450%, 04/30/2029	1,586,988	0.5
EUR	1,092,000	(1)	Spain Government Bond, 2.700%, 10/31/2048	1,630,059	0.6
				3,217,047	1.1

			Sri Lanka: 0.1%
	200,000	(1)	Sri Lanka Government International Bond, 6.825%, 07/18/2026	203,257	0.1

			Turkey: 0.1%
	461,000		Turkey Government International Bond, 7.375%, 02/05/2025	485,369	0.1

			Ukraine: 0.2%
	525,000		Ukraine Government International Bond, 7.375%, 09/25/2032	533,695	0.2

			United Kingdom: 1.9%
GBP	1,020,000		United Kingdom Gilt, 2.000%, 09/07/2025	1,360,903	0.4
GBP	2,480,000		United Kingdom Gilt, 3.500%, 01/22/2045	4,446,484	1.5
				5,807,387	1.9

			Uruguay: 0.1%
	75,000		Uruguay Government International Bond, 4.375%, 10/27/2027	81,891	0.0
	75,000		Uruguay Government International Bond, 7.625%, 03/21/2036	109,126	0.1
				191,017	0.1
		Total Sovereign Bonds
		(Cost $62,331,422)		64,130,741	21.3

		Total Long-Term Investments
		(Cost $265,157,018)		273,455,471	90.9

SHORT-TERM INVESTMENTS: 13.4%
			Commercial Paper: 11.3%
	3,000,000		Comcast Corp., 2.490%, 08/01/2019	2,999,795	1.0
	3,000,000		Consolidated Edison Co. of New York, Inc., 2.630%, 08/08/2019	2,998,275	1.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Commercial Paper (continued)
6,000,000		CVS Health Corp., 2.420%, 08/01/2019	$5,999,602	2.0
3,000,000		Dominion Resources, Inc., 2.510%, 08/08/2019	2,998,352	1.0
3,000,000		DuPont de Nemours, Inc., 2.510%, 08/30/2019	2,993,825	1.0
3,000,000		Enbridge, Inc., 2.540%, 08/26/2019	2,994,590	1.0
900,000		General Electric Co., 2.500%, 08/06/2019	899,630	0.3
3,000,000		General Mills, Inc., 2.500%, 08/06/2019	2,998,766	1.0
3,000,000		LyondellBasell Industries, 2.540%, 08/28/2019	2,994,169	1.0
3,000,000		Marriott International, Inc., 2.530%, 08/21/2019	2,995,635	1.0
3,000,000		National Grid, 2.540%, 08/28/2019	2,994,169	1.0
			33,866,808	11.3

		Repurchase Agreements(10): 1.7%
1,215,816	(10)	Cantor Fitzgerald Securities, Repurchase Agreement dated 07/31/19, 2.57%, due 08/01/19 (Repurchase Amount $1,215,902, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,240,132, due 09/01/19-05/20/69)	1,215,816	0.4
1,215,816	(10)	Daiwa Capital Markets, Repurchase Agreement dated 07/31/19, 2.55%, due 08/01/19 (Repurchase Amount $1,215,901, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,240,132, due 09/01/19-08/01/49)	1,215,816	0.4
357,169	(10)	HSBC Securities USA, Repurchase Agreement dated 07/31/19, 2.53%, due 08/01/19 (Repurchase Amount $357,194, collateralized by various U.S. Government Securities, 0.000%-3.750%, Market Value plus accrued interest $364,312, due 07/31/21-11/15/45)	357,169	0.1
1,215,816	(10)	Morgan Stanley, Repurchase Agreement dated 07/31/19, 2.57%, due 08/01/19 (Repurchase Amount $1,215,902, collateralized by various U.S. Government Agency Obligations, 3.000%-4.500%, Market Value plus accrued interest $1,240,132, due 11/01/21-07/20/49)	$1,215,816	0.4
1,215,816	(10)	RBC Dominion Securities Inc., Repurchase Agreement dated 07/31/19, 2.54%, due 08/01/19 (Repurchase Amount $1,215,901, collateralized by various U.S. Government Agency Obligations, 3.000%-7.000%, Market Value plus accrued interest $1,240,132, due 02/01/37-05/20/49)	1,215,816	0.4
			5,220,433	1.7

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.4%
1,159,000	(11)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.200%
		(Cost $1,159,000)	1,159,000	0.4

		Total Short-Term Investments
		(Cost $40,248,626)	40,246,241	13.4

		Total Investments in Securities (Cost $305,405,644)	$313,701,712	104.3
		Liabilities in Excess of Other Assets	(12,910,911)	(4.3)
		Net Assets	$300,790,801	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of July 31, 2019.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2019 (Unaudited) (Continued)

(6)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of July 31, 2019.

(7)	Represents a zero coupon bond. Rate shown reflects the effective yield as of July 31, 2019.

(8)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(9)	Settlement is on a when-issued or delayed-delivery basis.

(10)	Represents securities purchased with cash collateral received for securities on loan.

(11)	Rate shown is the 7-day yield as of July 31, 2019.

BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
EUR	EU Euro
GBP	British Pound
IDR	Indonesian Rupiah
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble

Reference Rate Abbreviations:

12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Sector Diversification	Percentage of Net Assets
Sovereign Bonds	21.3%
Collateralized Mortgage Obligations	13.4
Commercial Mortgage-Backed Securities	9.3
U.S. Treasury Obligations	8.7
Financial	8.3
Uniform Mortgage-Backed Security	6.5
Energy	3.9
Consumer, Non-cyclical	3.8
Communications	3.1
Other Asset-Backed Securities	3.0
U.S. Government Agency Obligations	2.9
Utilities	2.2
Consumer, Cyclical	1.5
Basic Materials	1.5
Industrial	0.8
Technology	0.7
Short-Term Investments	13.4
Liabilities in Excess of Other Assets	(4.3)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2019
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$77,499,113	$–	$77,499,113

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2019
Collateralized Mortgage Obligations	$–	$39,942,207	$306,660	$40,248,867
Commercial Mortgage-Backed Securities	–	27,979,048	–	27,979,048
U.S. Treasury Obligations	–	26,284,127	–	26,284,127
Asset-Backed Securities	–	9,007,444	–	9,007,444
U.S. Government Agency Obligations	3,379,277	24,926,854	–	28,306,131
Sovereign Bonds	–	64,130,741	–	64,130,741
Short-Term Investments	1,159,000	39,087,241	–	40,246,241
Total Investments, at fair value	$4,538,277	$308,856,775	$306,660	$313,701,712
Other Financial Instruments+
Centrally Cleared Swaps	–	2,789,760	–	2,789,760
Forward Foreign Currency Contracts	–	1,103,471	–	1,103,471
Forward Premium Swaptions	–	9,136	–	9,136
Futures	2,035,719	–	–	2,035,719
Total Assets	$6,573,996	$312,759,142	$306,660	$319,639,798
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(3,915,151)	$–	$(3,915,151)
Forward Foreign Currency Contracts	–	(2,094,766)	–	(2,094,766)
Forward Premium Swaptions	–	(1,985)	–	(1,985)
Futures	(432,953)	–	–	(432,953)
Written Options	–	(470,432)	–	(470,432)
Total Liabilities	$(432,953)	$(6,482,334)	$–	$(6,915,287)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At July 31, 2019, the following forward foreign currency contracts were outstanding for Voya Global Bond Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ILS	1,224,650	USD	341,528	Barclays Bank PLC	08/23/19	$7,690
BRL	6,271	USD	1,610	Barclays Bank PLC	08/23/19	30
THB	30,593,349	USD	981,166	Barclays Bank PLC	08/23/19	14,099
SGD	763,827	USD	559,053	Barclays Bank PLC	08/23/19	(3,003)
HUF	55,819,817	USD	193,945	Barclays Bank PLC	08/23/19	(4,230)
KRW	4,296,927,594	USD	3,664,038	Barclays Bank PLC	08/23/19	(40,577)
CNY	18,756,717	USD	2,714,475	Barclays Bank PLC	08/23/19	4,009
USD	1,734,040	RUB	109,585,448	Barclays Bank PLC	08/23/19	18,227
RUB	30,373,762	USD	470,329	Barclays Bank PLC	08/23/19	5,242
MXN	17,058,206	USD	879,714	Barclays Bank PLC	08/23/19	7,106
MYR	2,951,127	USD	712,230	Barclays Bank PLC	08/23/19	2,207
USD	412,278	BRL	1,550,508	BNP Paribas	08/23/19	6,593
USD	121,000	PLN	457,677	BNP Paribas	08/23/19	2,855
USD	14,474	CNY	99,993	BNP Paribas	08/23/19	(19)
USD	2,152,762	COP	7,022,833,536	BNP Paribas	08/23/19	15,110
USD	1,525,843	RON	6,438,962	BNP Paribas	08/23/19	18,882
USD	1,865,081	BRL	6,986,556	BNP Paribas	08/23/19	37,071
USD	2,969,654	PLN	11,279,144	BNP Paribas	08/23/19	58,043
NOK	15,545,742	USD	1,789,000	BNP Paribas	09/13/19	(31,603)
CZK	681,749	USD	30,000	Brown Brothers Harriman & Co.	08/23/19	(632)
USD	1,655,000	NZD	2,484,101	Brown Brothers Harriman & Co.	09/13/19	22,439
USD	1,957,000	EUR	1,748,008	Brown Brothers Harriman & Co.	09/13/19	15,159
USD	1,881,000	CAD	2,477,619	Brown Brothers Harriman & Co.	09/13/19	2,145

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2019 (Unaudited) (Continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,677,000	CHF	3,630,059	Brown Brothers Harriman & Co.	09/13/19	$12,168
USD	2,664,000	AUD	3,855,310	Brown Brothers Harriman & Co.	09/13/19	23,514
HUF	8,636,637	USD	30,000	Citibank N.A.	08/23/19	(647)
USD	1,734,593	RUB	109,802,163	Citibank N.A.	08/23/19	15,387
CNY	6,906,339	USD	1,002,035	Citibank N.A.	08/23/19	(1,072)
CLP	82,244,400	USD	120,000	Citibank N.A.	08/23/19	(3,166)
USD	947,000	SEK	8,919,677	Citibank N.A.	09/13/19	20,752
USD	1,417,000	JPY	153,546,333	Citibank N.A.	09/13/19	1,014
USD	1,164,000	EUR	1,041,430	Citibank N.A.	09/13/19	7,088
USD	30,000	PLN	113,610	Deutsche Bank AG	08/23/19	673
USD	91,000	MXN	1,744,656	Deutsche Bank AG	08/23/19	299
USD	6,045,245	PEN	20,217,268	Goldman Sachs International	08/23/19	(68,946)
USD	8,374,000	EUR	7,535,699	Goldman Sachs International	09/13/19	(11,738)
USD	5,474,000	AUD	7,993,995	Goldman Sachs International	09/13/19	28,083
USD	1,067,692	IDR	15,312,835,374	HSBC Bank USA N.A.	08/23/19	(17,024)
USD	4,928,846	CLP	3,424,517,819	HSBC Bank USA N.A.	08/23/19	64,096
HKD	312,256	USD	39,917	HSBC Bank USA N.A.	08/23/19	(16)
USD	1,083,164	IDR	15,180,541,695	HSBC Bank USA N.A.	08/23/19	7,820
USD	1,688,000	SEK	15,864,300	HSBC Bank USA N.A.	09/13/19	40,601
USD	2,715,000	NZD	4,100,293	HSBC Bank USA N.A.	09/13/19	21,815
ZAR	73,261	USD	5,003	JPMorgan Chase Bank N.A.	08/23/19	91
USD	91,000	COP	293,789,860	JPMorgan Chase Bank N.A.	08/23/19	1,574
USD	598	PHP	31,017	JPMorgan Chase Bank N.A.	08/23/19	(11)
RUB	1,922,239	USD	30,000	JPMorgan Chase Bank N.A.	08/23/19	97
USD	411,963	BRL	1,550,436	JPMorgan Chase Bank N.A.	08/23/19	6,297
CZK	5,564,023	USD	243,601	JPMorgan Chase Bank N.A.	08/23/19	(3,920)
USD	12,841,255	GBP	10,299,748	JPMorgan Chase Bank N.A.	09/13/19	288,908
CHF	904,374	USD	917,000	JPMorgan Chase Bank N.A.	09/13/19	(3,963)
USD	4,046,869	NZD	6,025,237	JPMorgan Chase Bank N.A.	09/13/19	87,060
USD	4,783,903	CHF	4,686,972	JPMorgan Chase Bank N.A.	09/13/19	52,033
TRY	101,974	USD	16,801	Morgan Stanley Capital Services LLC	08/23/19	1,303
USD	2,284,000	BRL	8,570,253	Morgan Stanley Capital Services LLC	08/23/19	41,621
THB	919,545	USD	30,000	Morgan Stanley Capital Services LLC	08/23/19	(85)
USD	1,745,875	PLN	6,632,838	Morgan Stanley Capital Services LLC	08/23/19	33,667
USD	331,000	PEN	1,089,579	Morgan Stanley Capital Services LLC	08/23/19	1,485
AUD	29,354,748	USD	20,585,992	Morgan Stanley Capital Services LLC	09/13/19	(481,043)
NZD	7,535,999	USD	5,000,000	Morgan Stanley Capital Services LLC	09/13/19	(47,312)
GBP	9,325,052	USD	11,641,000	Morgan Stanley Capital Services LLC	09/13/19	(276,519)
USD	591,000	CHF	580,017	Morgan Stanley Capital Services LLC	09/13/19	5,427
JPY	151,697,434	USD	1,400,000	State Street Bank and Trust Co.	09/13/19	(1,065)
USD	2,135,000	CAD	2,804,652	State Street Bank and Trust Co.	09/13/19	8,146
JPY	3,572,720,897	USD	33,162,058	State Street Bank and Trust Co.	09/13/19	(214,861)
NOK	41,447,222	USD	4,775,360	State Street Bank and Trust Co.	09/13/19	(89,884)
DKK	4,946,164	USD	742,098	State Street Bank and Trust Co.	09/13/19	(6,135)
GBP	489,212	USD	610,000	State Street Bank and Trust Co.	09/13/19	(13,796)
EUR	57,471,280	USD	64,353,397	State Street Bank and Trust Co.	09/13/19	(509,241)
USD	3,385,000	AUD	4,866,657	State Street Bank and Trust Co.	09/13/19	51,846
USD	1,969,000	EUR	1,760,633	State Street Bank and Trust Co.	09/13/19	13,134
NZD	2,590,083	USD	1,719,000	State Street Bank and Trust Co.	09/13/19	(16,787)
NOK	8,630,132	USD	996,000	State Street Bank and Trust Co.	09/13/19	(20,391)
USD	575,000	EUR	515,127	State Street Bank and Trust Co.	09/13/19	2,751
SEK	36,171,597	USD	3,833,640	State Street Bank and Trust Co.	09/13/19	(77,466)
CAD	2,139,857	USD	1,628,000	State Street Bank and Trust Co.	09/13/19	(5,281)
AUD	4,056,679	USD	2,794,000	State Street Bank and Trust Co.	09/13/19	(15,597)
NOK	23,111,327	USD	2,615,000	State Street Bank and Trust Co.	09/13/19	(13,687)
NOK	16,572,792	USD	1,898,000	State Street Bank and Trust Co.	09/13/19	(24,499)
CAD	26,623,566	USD	20,280,017	State Street Bank and Trust Co.	09/13/19	(90,550)
USD	4,225,000	EUR	3,778,226	State Street Bank and Trust Co.	09/13/19	27,814
						$(991,295)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2019 (Unaudited) (Continued)

At July 31, 2019, the following futures contracts were outstanding for Voya Global Bond Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australia 10-Year Bond	13	09/16/19	$1,291,027	$22,946
Australia 3-Year Bond	27	09/16/19	2,131,633	10,767
Canada 10-Year Bond	37	09/19/19	3,989,597	65,031
Euro-Bobl 5-Year	69	09/06/19	10,311,732	69,614
Euro-Buxl® 30-year German Government Bond	25	09/06/19	5,783,537	345,178
Euro-OAT	69	09/06/19	12,773,563	399,601
Euro-Schatz	157	09/06/19	19,522,024	43,859
Long Gilt	26	09/26/19	4,199,903	125,910
Long-Term Euro-BTP	62	09/06/19	9,595,745	754,439
Short Gilt	14	09/26/19	1,788,009	7,495
U.S. Treasury 2-Year Note	26	09/30/19	5,574,562	(5,799)
U.S. Treasury Long Bond	35	09/19/19	5,445,781	183,756
U.S. Treasury Ultra Long Bond	1	09/19/19	177,562	7,123
			$82,584,675	$2,029,920
Short Contracts:
Euro-Bund	(17)	09/06/19	(3,294,651)	(51,121)
Japanese Government Bonds 10-Year Mini	(10)	09/11/19	(1,413,917)	(3,576)
U.S. Treasury 10-Year Note	(9)	09/19/19	(1,146,797)	(17,565)
U.S. Treasury 5-Year Note	(250)	09/30/19	(29,388,672)	(256,089)
U.S. Treasury Ultra 10-Year Note	(34)	09/19/19	(4,686,688)	(98,803)
			$(39,930,725)	$(427,154)

At July 31, 2019, the following centrally cleared credit default swaps were outstanding for Voya Global Bond Fund:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
iTraxx Europe Crossover Index, Series 31, Version 1	Buy	(5.000)	06/20/24	EUR	21,450,000	$(2,659,250)	$57,184
						$(2,659,250)	$57,184

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(5)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(6)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 32, Version 1	Sell	5.000	06/20/24	USD	23,819,400	1,762,421	46,024
						1,762,421	$46,024

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Payments made quarterly.

(3)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(5)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(6)	Payments received quarterly.

At July 31, 2019, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month EUR-EURIBOR	Semi-Annual	0.294%	Annual	02/10/23	EUR	5,700,000	$158,408	$162,366
Pay	6-month GBP-LIBOR	Semi-Annual	1.483	Semi-Annual	04/29/49	GBP	500,000	67,145	69,561
Pay	6-month JPY-LIBOR	Semi-Annual	(0.015)	Semi-Annual	02/13/24	JPY	3,033,800,000	115,743	116,929
Pay	6-month JPY-LIBOR	Semi-Annual	0.135	Semi-Annual	02/13/29	JPY	584,400,000	69,561	69,888
Pay	6-month JPY-LIBOR	Semi-Annual	0.328	Semi-Annual	02/13/34	JPY	482,800,000	120,477	120,641

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2019 (Unaudited) (Continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month JPY-LIBOR	Semi-Annual	0.519%	Semi-Annual	02/15/39	JPY	100,000,000	$47,333	$47,235
Pay	6-month JPY-LIBOR	Semi-Annual	0.462	Semi-Annual	05/07/39	JPY	100,000,000	36,791	36,695
Pay	6-month JPY-LIBOR	Semi-Annual	0.583	Semi-Annual	02/13/44	JPY	417,900,000	242,184	242,072
Pay	6-month JPY-LIBOR	Semi-Annual	0.670	Semi-Annual	02/07/49	JPY	210,000,000	170,909	170,585
Pay	6-month JPY-LIBOR	Semi-Annual	0.558	Semi-Annual	04/05/49	JPY	40,000,000	20,559	20,635
Pay	6-month JPY-LIBOR	Semi-Annual	0.603	Semi-Annual	05/07/49	JPY	100,000,000	63,458	63,285
Pay	3-month USD-LIBOR	Quarterly	1.914	Semi-Annual	08/15/20	USD	707,655,000	(1,275,878)	(1,314,811)
Pay	3-month USD-LIBOR	Quarterly	1.920	Semi-Annual	08/19/20	USD	122,905,000	(210,142)	(210,142)
Pay	3-month USD-LIBOR	Quarterly	1.922	Semi-Annual	08/19/20	USD	183,385,000	(308,348)	(308,348)
Pay	3-month USD-LIBOR	Quarterly	1.953	Semi-Annual	08/19/20	USD	196,313,000	(270,914)	(270,914)
Pay	3-month USD-LIBOR	Quarterly	1.988	Semi-Annual	08/19/20	USD	104,202,000	(107,670)	(107,670)
Pay	3-month USD-LIBOR	Quarterly	2.000	Semi-Annual	08/19/20	USD	122,097,000	(111,969)	(111,969)
Pay	3-month USD-LIBOR	Quarterly	2.143	Semi-Annual	08/19/20	USD	121,798,000	–	–
Pay	1-month USD-LIBOR	Monthly	2.726	Monthly	12/27/28	USD	833,000	65,616	65,616
Pay	1-month USD-LIBOR	Monthly	2.466	Monthly	01/07/29	USD	616,000	34,553	34,553
Pay	3-month USD-LIBOR	Quarterly	1.997	Semi-Annual	06/25/29	USD	850,000	3,718	3,718
Pay	1-month USD-LIBOR	Monthly	2.400	Monthly	10/27/32	USD	3,090,000	170,639	171,037
Pay	1-month USD-LIBOR	Monthly	2.488	Monthly	10/27/47	USD	1,600,000	151,339	151,561
Receive	6-month EUR-EURIBOR	Semi-Annual	1.129	Annual	02/16/46	EUR	1,300,000	(221,461)	(230,588)
Receive	1-month USD-LIBOR	Monthly	1.720	Monthly	10/27/19	USD	11,090,000	13,300	12,708
Receive	1-month USD-LIBOR	Monthly	2.371	Monthly	03/05/20	USD	9,500,000	(16,297)	(16,297)
Receive	3-month USD-LIBOR	Quarterly	1.956	Semi-Annual	08/19/20	USD	141,417,000	190,978	190,978
Receive	3-month USD-LIBOR	Quarterly	1.966	Semi-Annual	08/19/20	USD	183,385,000	230,493	230,493
Receive	3-month USD-LIBOR	Quarterly	1.972	Semi-Annual	08/19/20	USD	85,648,000	102,166	102,166
Receive	3-month USD-LIBOR	Quarterly	2.013	Semi-Annual	08/19/20	USD	91,573,000	72,702	72,702
Receive	3-month USD-LIBOR	Quarterly	2.016	Semi-Annual	08/19/20	USD	122,905,000	93,945	93,945
Receive	3-month USD-LIBOR	Quarterly	2.035	Semi-Annual	08/19/20	USD	147,235,000	84,392	84,392
Receive	3-month USD-LIBOR	Quarterly	2.039	Semi-Annual	08/19/20	USD	73,198,000	39,007	39,007
Receive	3-month USD-LIBOR	Quarterly	2.051	Semi-Annual	08/19/20	USD	134,187,000	56,307	56,307
Receive	1-month USD-LIBOR	Monthly	2.798	Monthly	09/14/20	USD	6,000,000	(56,707)	(56,707)
Receive	1-month USD-LIBOR	Monthly	1.079	Monthly	04/04/21	USD	20,500,000	257,477	257,477
Receive	1-month USD-LIBOR	Monthly	1.983	Monthly	10/27/22	USD	18,400,000	(148,092)	(149,610)
Receive	1-month USD-LIBOR	Monthly	2.514	Monthly	01/24/25	USD	2,130,000	(89,443)	(89,443)
Receive	1-month USD-LIBOR	Monthly	2.728	Monthly	03/01/25	USD	2,360,000	(127,894)	(127,894)
Receive	1-month USD-LIBOR	Monthly	2.843	Monthly	04/30/25	USD	2,600,000	(163,116)	(163,116)
Receive	1-month USD-LIBOR	Monthly	3.053	Monthly	10/18/25	USD	1,140,000	(89,353)	(89,353)
Receive	1-month USD-LIBOR	Monthly	2.210	Monthly	10/27/26	USD	3,420,000	(106,525)	(106,894)
Receive	1-month USD-LIBOR	Monthly	2.681	Monthly	02/02/28	USD	1,970,000	(138,520)	(138,520)
Receive	1-month USD-LIBOR	Monthly	3.099	Monthly	10/18/28	USD	1,600,000	(175,502)	(175,502)
Receive	1-month USD-LIBOR	Monthly	2.390	Monthly	12/11/32	USD	1,270,000	(68,722)	(68,722)
Receive	1-month USD-LIBOR	Monthly	3.148	Monthly	10/18/33	USD	530,000	(79,786)	(79,786)
Receive	1-month USD-LIBOR	Monthly	2.940	Monthly	08/03/48	USD	500,000	(98,865)	(98,865)
								$(1,186,004)	$(1,228,599)

At July 31, 2019, the following over-the-counter written interest rate swaptions were outstanding for Voya Global Bond Fund:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 1-Year Interest Rate Swap(1)	Nomura Global Financial Products Inc.	Pay	2.100%	3-month USD-LIBOR	08/15/19	USD	900,000,000	$360,000	$(470,432)
								$360,000	$(470,432)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2019 (Unaudited) (Continued)

At July 31, 2019, the following over-the-counter forward premium swaptions were outstanding for Voya Global Bond Fund:

Description	Counterparty	Exercise Rate(2)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/(payable) at expiration(3)	Unrealized Appreciation/(Depreciation)
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	4.960%	Receive	3-month USD-LIBOR	04/29/20	USD	26,123,000	$(1,294,395)	$9,136
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	5.250%	Receive	3-month USD-LIBOR	05/15/20	USD	16,532,000	–	(1,985)
								$(1,294,395)	$7,151

(1)	Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(3)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CNY	-	Chinese Yuan
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	EU Euro
GBP	-	British Pound
HKD	-	Hong Kong Sar Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2019 (Unaudited) (Continued)

At July 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $308,059,800.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$15,869,136
Gross Unrealized Depreciation	(8,895,887)

Net Unrealized Appreciation	$6,973,249

Voya Global Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.1%
		Australia: 0.5%
767		BHP Group Ltd.	$21,116	0.5

		France: 6.1%
903		AXA S.A.	22,745	0.5
617		Cie de Saint-Gobain	23,636	0.6
1,563		Engie SA	24,054	0.6
84		L’Oreal S.A.	22,475	0.5
57		LVMH Moet Hennessy Louis Vuitton SE	23,544	0.6
1,507		Orange SA	22,338	0.5
275		Sanofi	22,916	0.5
266		Schneider Electric SE	22,950	0.6
961		Societe Generale	23,539	0.6
415		Total SA	21,510	0.5
855		Vivendi SA	23,748	0.6
			253,455	6.1

		Germany: 5.5%
98		Allianz SE	22,737	0.6
337		BASF SE	22,372	0.5
369		Bayer AG	23,900	0.6
435		Daimler AG	22,582	0.5
3,218		Deutsche Bank AG	24,876	0.6
1,370		Deutsche Telekom AG	22,442	0.6
2,179		E.ON AG	21,700	0.5
94		Muenchener Rueckversicherungs-Gesellschaft AG	22,401	0.5
966		RWE AG	26,100	0.6
202		Siemens AG	21,984	0.5
			231,094	5.5

		Japan: 4.9%
600		Bridgestone Corp.	22,524	0.5
800		Canon, Inc.	21,697	0.5
900		Honda Motor Co., Ltd.	22,392	0.5
4,700		Mitsubishi UFJ Financial Group, Inc.	23,213	0.6
3,100		Nissan Motor Co., Ltd.	20,150	0.5
2,700		Panasonic Corp.	22,767	0.6
700		Seven & I Holdings Co., Ltd.	23,890	0.6
400		Sony Corp.	22,750	0.5
400		Toyota Motor Corp.	25,845	0.6
			205,228	4.9

		Netherlands: 2.3%
2,092		ING Groep NV	23,212	0.6
554		Koninklijke Philips NV	25,989	0.6
719		Royal Dutch Shell PLC - Class A	22,645	0.5
391	(1)	Unilever NV	22,664	0.6
			94,510	2.3

		South Korea: 0.5%
550		Samsung Electronics Co., Ltd.	20,831	0.5

		Spain: 2.1%
4,273		Banco Bilbao Vizcaya Argentaria SA	21,757	0.5
5,163		Banco Santander SA	22,037	0.5
1,505		Repsol SA	23,871	0.6
2,866		Telefonica S.A.	21,849	0.5
			89,514	2.1

		Switzerland: 3.9%
1,198		ABB Ltd.	22,615	0.5
2,028		Credit Suisse Group AG	24,521	0.6
232		Nestle SA	24,612	0.6
261		Novartis AG	23,933	0.6
85		Roche Holding AG	22,752	0.5
237		Swiss Re Ltd.	22,950	0.6
2,031		UBS Group AG	22,670	0.5
			164,053	3.9

		United Kingdom: 7.2%
855		Anglo American PLC	20,951	0.5
295		AstraZeneca PLC	25,486	0.6
4,531		Aviva PLC	22,245	0.5
12,570		Barclays PLC	23,529	0.6
3,385		BP PLC	22,398	0.5
554		Diageo PLC	23,102	0.5
1,182		GlaxoSmithKline PLC	24,445	0.6
2,890		HSBC Holdings PLC	23,145	0.6
2,261		National Grid PLC	23,174	0.6
1,136		Prudential PLC	23,372	0.6
389		Rio Tinto PLC	21,967	0.5
2,653		Standard Chartered PLC	21,833	0.5
14,923		Vodafone Group PLC	27,160	0.6
			302,807	7.2

		United States: 64.1%
383		3M Co.	66,918	1.6
794		Abbott Laboratories	69,157	1.6
61	(1)	Alphabet, Inc. - Class C	74,217	1.8
35	(1)	Amazon.com, Inc.	65,337	1.6
320		American Tower Corp.	67,718	1.6
347		Aon PLC	65,670	1.6
330		Apple, Inc.	70,303	1.7
1,467		Bristol-Myers Squibb Co.	65,149	1.6
487		Caterpillar, Inc.	64,123	1.5
532		Chevron Corp.	65,495	1.6
980		Citigroup, Inc.	69,737	1.7
1,289		Coca-Cola Co.	67,840	1.6
911		Colgate-Palmolive Co.	65,355	1.6
892		DowDuPont, Inc.	64,367	1.5
1,000		Emerson Electric Co.	64,880	1.5
860		Exxon Mobil Corp.	63,950	1.5
6,648		Ford Motor Co.	63,355	1.5
6,448		General Electric Co.	67,382	1.6
334		Goldman Sachs Group, Inc.	73,523	1.8
380		Honeywell International, Inc.	65,535	1.6
3,169		HP, Inc.	66,676	1.6
1,367		Intel Corp.	69,102	1.6
476		International Business Machines Corp.	70,562	1.7
463		Johnson & Johnson	60,292	1.4
1,622		Johnson Controls International plc	68,838	1.6
607		JPMorgan Chase & Co.	70,412	1.7
494		Kimberly-Clark Corp.	67,011	1.6
675		Marsh & McLennan Cos., Inc.	66,690	1.6
322		McDonald’s Corp.	67,852	1.6
789		Merck & Co., Inc.	65,479	1.6

Voya Global Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
492	Microsoft Corp.	$67,045	1.6
1,532	Morgan Stanley	68,266	1.6
798	Nike, Inc.	68,652	1.6
498	PepsiCo, Inc.	63,649	1.5
1,528	Pfizer, Inc.	59,348	1.4
851	Philip Morris International, Inc.	71,152	1.7
600	Procter & Gamble Co.	70,824	1.7
576	Texas Instruments, Inc.	72,006	1.7
516	United Technologies Corp.	68,938	1.6
598	Walmart, Inc.	66,007	1.6
		2,688,812	64.1

	Total Common Stock (Cost $3,576,448)	4,071,420	97.1

EXCHANGE-TRADED FUNDS: 2.4%
2,079	iShares Global 100 ETF	101,892	2.4

	Total Exchange-Traded Funds (Cost $100,271)	101,892	2.4

	Total Investments in Securities (Cost $3,676,719)	$4,173,312	99.5
	Assets in Excess of Other Liabilities	21,908	0.5
	Net Assets	$4,195,220	100.0

(1)	Non-income producing security.

Sector Diversification	Percentage of Net Assets
Financials	19.2%
Consumer Staples	14.0
Industrials	13.3
Health Care	11.7
Information Technology	10.9
Consumer Discretionary	10.7
Energy	5.2
Communication Services	4.6
Materials	3.6
Exchange-Traded Funds	2.4
Utilities	2.3
Real Estate	1.6
Assets in Excess of Other Liabilities	0.5
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$21,116	$–	$21,116

Voya Global Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2019
France	$–	$253,455	$–	$253,455
Germany	22,582	208,512	–	231,094
Japan	–	205,228	–	205,228
Netherlands	–	94,510	–	94,510
South Korea	–	20,831	–	20,831
Spain	–	89,514	–	89,514
Switzerland	–	164,053	–	164,053
United Kingdom	–	302,807	–	302,807
United States	2,688,812	–	–	2,688,812
Total Common Stock	2,711,394	1,360,026	–	4,071,420
Exchange-Traded Funds	101,892	–	–	101,892
Total Investments, at fair value	$2,813,286	$1,360,026	$–	$4,173,312

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

At July 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $3,739,298.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$674,473
Gross Unrealized Depreciation	(237,938)

Net Unrealized Appreciation	$436,535

PORTFOLIO OF INVESTMENTS
Voya Global Equity Dividend Fund	as of July 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.1%
	Australia: 3.2%
21,121	AGL Energy Ltd.	$302,690	0.5
67,475	Aurizon Holdings Ltd.	264,887	0.5
11,783	BHP Group Ltd.	324,394	0.6
10,347	Coca-Cola Amatil Ltd.	74,888	0.1
9,166	Computershare Ltd.	98,739	0.2
14,264	Crown Resorts Ltd.	115,330	0.2
966	Macquarie Group Ltd.	84,543	0.1
9,818	Newcrest Mining Ltd.	236,959	0.4
3,717	Sonic Healthcare Ltd.	71,139	0.1
94,159	South32 Ltd. - AUD	200,348	0.3
25,174	Sydney Airport	143,690	0.2
		1,917,607	3.2

	Belgium: 0.3%
2,353	UCB S.A.	183,479	0.3

	Canada: 4.6%
3,603	Bank of Nova Scotia	192,353	0.3
7,378	BCE, Inc.	333,402	0.6
4,396	Canadian Imperial Bank of Commerce - XTSE	345,838	0.6
7,393	CI Financial Corp.	114,609	0.2
4,745	Empire Co. Ltd.	125,582	0.2
6,453	Great-West Lifeco, Inc.	141,694	0.2
1,750	iA Financial Corp., Inc.	70,223	0.1
1,521	Kirkland Lake Gold Ltd.	62,901	0.1
6,642	National Bank Of Canada	321,481	0.6
5,694	Open Text Corp.	242,851	0.4
1,126	Rogers Communications, Inc.	58,450	0.1
8,993	TELUS Corp.	323,252	0.6
3,995	Waste Connections, Inc.	362,426	0.6
		2,695,062	4.6

	China: 0.5%
77,000	BOC Hong Kong Holdings Ltd.	293,400	0.5

	Denmark: 0.7%
8,311	Novo Nordisk A/S	399,089	0.7

	Finland: 0.6%
2,012	Orion OYJ	68,831	0.1
6,251	Sampo OYJ	259,564	0.5
		328,395	0.6

	France: 1.8%
5,014	Alstom SA	215,947	0.4
2,859	Edenred	143,470	0.2
694	Eiffage SA	68,576	0.1
7,766	Getlink SE	112,136	0.2
19,726	Orange SA	292,389	0.5
839	Societe BIC S.A.	58,469	0.1
6,139	Societe Generale	150,373	0.3
		1,041,360	1.8

	Germany: 1.5%
556	Allianz SE	128,997	0.2
4,935	Deutsche Lufthansa AG	78,210	0.1
9,044	Deutsche Post AG	294,171	0.5
2,155	SAP SE	263,420	0.5
38,578	Telefonica Deutschland Holding AG	97,412	0.2
		862,210	1.5

	Guernsey: 0.5%
4,752	Amdocs Ltd.	304,080	0.5

	Hong Kong: 1.4%
37,000	CK Hutchison Holdings Ltd.	345,764	0.6
74,000	HKT Trust / HKT Ltd.	118,353	0.2
1,400	Jardine Matheson Holdings Ltd.	84,974	0.1
37,000	Power Assets Holdings Ltd.	264,449	0.5
		813,540	1.4

	Israel: 0.3%
24,800	Bank Leumi Le-Israel BM	180,408	0.3

	Italy: 1.1%
18,933	Assicurazioni Generali S.p.A.	353,108	0.6
64,295	Snam SpA	315,674	0.5
		668,782	1.1

	Japan: 7.8%
2,600	Alfresa Holdings Corp.	62,686	0.1
9,900	Canon, Inc.	268,500	0.5
1,300	Central Japan Railway Co.	261,317	0.4
7,200	Fuji Film Holdings Corp.	341,269	0.6
8,900	Japan Airlines Co. Ltd.	278,706	0.5
24,800	Japan Post Holdings Co. Ltd.	243,102	0.4
3,900	Kamigumi Co., Ltd.	89,658	0.1
2,800	Konami Holdings Corp.	118,804	0.2
1,200	Kyocera Corp.	73,137	0.1
7,100	Kyushu Railway Co.	202,294	0.3
3,000	Medipal Holdings Corp.	63,725	0.1
1,800	MEIJI Holdings Co., Ltd.	125,001	0.2
3,100	Mitsubishi Corp.	83,242	0.1
20,500	Mitsui & Co., Ltd.	333,266	0.6
2,900	MS&AD Insurance Group Holdings, Inc.	95,058	0.2
2,600	Nippon Electric Glass Co., Ltd.	58,145	0.1
4,800	Nippon Telegraph & Telephone Corp.	216,629	0.4
13,900	NTT DoCoMo, Inc.	333,286	0.6
16,100	ORIX Corp.	229,778	0.4
2,400	Sankyo Co., Ltd.	82,625	0.1
16,800	Sekisui House Ltd.	282,465	0.5
22,300	Sumitomo Corp.	330,902	0.6
3,300	Sumitomo Mitsui Financial Group, Inc.	115,400	0.2
4,200	Sundrug Co., Ltd.	116,126	0.2
1,600	Suzuken Co., Ltd.	88,171	0.1
70	United Urban Investment Corp.	118,432	0.2
		4,611,724	7.8

PORTFOLIO OF INVESTMENTS
Voya Global Equity Dividend Fund	as of July 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Netherlands: 3.5%
9,048	(1)	ABN AMRO Bank NV	$181,119	0.3
23,289		ING Groep NV	258,409	0.5
13,579		Koninklijke Ahold Delhaize NV	308,420	0.5
19,938		Koninklijke KPN NV	56,852	0.1
8,190		NN Group NV	307,708	0.5
21,124		Royal Dutch Shell PLC - Class A	665,312	1.1
4,824	(2)	Unilever NV	279,617	0.5
			2,057,437	3.5

		New Zealand: 0.1%
24,047		Spark New Zealand Ltd.	62,684	0.1

		Norway: 0.7%
10,951		Mowi ASA	263,184	0.4
11,504		Orkla ASA	97,850	0.2
2,849		Telenor ASA	57,729	0.1
			418,763	0.7

		Singapore: 0.8%
66,300		ComfortDelgro Corp., Ltd.	129,947	0.2
18,600		SATS Ltd	64,806	0.1
21,600		Singapore Exchange Ltd.	123,930	0.2
30,000		Singapore Technologies Engineering Ltd.	92,017	0.2
52,600		Yangzijiang Shipbuilding Holdings Ltd.	54,239	0.1
			464,939	0.8

		Spain: 1.5%
1,491	(1)	Aena SME SA	270,292	0.5
8,297		Enagas	180,993	0.3
14,423		Ferrovial SA - FERE	375,197	0.6
7,146		Telefonica S.A.	54,479	0.1
			880,961	1.5

		Switzerland: 2.4%
4,129		Nestle SA	438,034	0.7
2,202		Roche Holding AG	589,399	1.0
1,185		Zurich Insurance Group AG	412,180	0.7
			1,439,613	2.4

		United Kingdom: 5.0%
22,474	(1)	Auto Trader Group PLC	147,533	0.2
33,128		Aviva PLC	162,646	0.3
49,253		Barclays PLC	92,193	0.1
15,088		Barratt Developments PLC	117,796	0.2
75,477		BT Group PLC	176,794	0.3
11,158		Compass Group PLC	282,304	0.5
41,580		Direct Line Insurance Group PLC	162,649	0.3
16,629		Evraz PLC	130,251	0.2
21,886		GlaxoSmithKline PLC	452,623	0.8
103,976		Legal & General Group PLC	329,739	0.6
86,276		Marks & Spencer Group PLC	216,849	0.4
8,841		Persimmon PLC	215,708	0.4
100,293		Taylor Wimpey PLC	196,508	0.3
79,544		Vodafone Group PLC	144,769	0.2
60,554		WM Morrison Supermarkets PLC	142,989	0.2
			2,971,351	5.0

		United States: 60.8%
5,597		AbbVie, Inc.	372,872	0.6
921		Accenture PLC	177,366	0.3
7,477		Aflac, Inc.	393,589	0.7
2,003		Air Products & Chemicals, Inc.	457,225	0.8
1,485		Allison Transmission Holdings, Inc.	68,236	0.1
2,288		Allstate Corp.	245,731	0.4
8,839		Altria Group, Inc.	416,052	0.7
3,502		Ameren Corp.	265,066	0.5
1,849		Amgen, Inc.	344,986	0.6
3,882		Amphenol Corp.	362,268	0.6
25,211		Annaly Capital Management, Inc.	240,765	0.4
10,266		Apple Hospitality REIT, Inc.	161,279	0.3
297		Apple, Inc.	63,273	0.1
17,887		AT&T, Inc.	609,052	1.0
1,390		Avnet, Inc.	63,134	0.1
13,995		Bank of America Corp.	429,367	0.7
597		Boeing Co.	203,684	0.3
5,483		Booz Allen Hamilton Holding Corp.	376,956	0.6
2,794	(3)	Brinker International, Inc.	111,341	0.2
7,843		Bristol-Myers Squibb Co.	348,308	0.6
2,695		Broadridge Financial Solutions, Inc. ADR	342,588	0.6
604		Camden Property Trust	62,641	0.1
5,735		CDK Global, Inc.	297,474	0.5
795		CDW Corp.	93,937	0.2
11,268		Centerpoint Energy, Inc.	326,885	0.6
7,352		CenturyLink, Inc.	88,886	0.2
378		Chemed Corp.	153,237	0.3
4,784		Chevron Corp.	588,958	1.0
9,176		Chimera Investment Corp.	176,913	0.3
5,077	(3)	Cinemark Holdings, Inc.	202,674	0.3
12,709		Cisco Systems, Inc.	704,079	1.2
877		Citigroup, Inc.	62,407	0.1
3,371		Citrix Systems, Inc.	317,683	0.5
5,303		CMS Energy Corp.	308,741	0.5
1,117		Columbia Sportswear Co.	118,380	0.2
2,902		Comerica, Inc.	212,426	0.4
2,956		CoreCivic, Inc.	50,163	0.1
1,018		CSX Corp.	71,667	0.1
2,846		Darden Restaurants, Inc.	345,960	0.6
2,271		Eaton Corp. PLC	186,654	0.3
3,721		Eli Lilly & Co.	405,403	0.7
975		Encompass Health Corp.	62,244	0.1
3,869		Equitrans Midstream Corp.	64,187	0.1
370		Everest Re Group Ltd.	91,257	0.2
4,622		Evergy, Inc.	279,585	0.5
1,761		Exelon Corp.	79,351	0.1
2,675		Expedia Group, Inc.	355,080	0.6

PORTFOLIO OF INVESTMENTS
Voya Global Equity Dividend Fund	as of July 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
6,085	Exxon Mobil Corp.	$452,481	0.8
445	Federal Realty Investment Trust	58,744	0.1
5,093	Flir Systems, Inc.	252,918	0.4
6,498	Gaming and Leisure Properties, Inc.	245,040	0.4
6,995	General Mills, Inc.	371,504	0.6
3,122	Genuine Parts Co.	303,209	0.5
4,481	Geo Group, Inc./The	79,807	0.1
4,890	Hartford Financial Services Group, Inc.	281,811	0.5
815	HCA Healthcare, Inc.	108,811	0.2
2,576	Hershey Co.	390,882	0.7
18,563	Hewlett Packard Enterprise Co.	266,750	0.5
1,415	Home Depot, Inc.	302,371	0.5
2,966	Honeywell International, Inc.	511,516	0.9
3,938	(2) IAA, Inc.	184,102	0.3
482	Insperity, Inc.	51,261	0.1
10,825	Intel Corp.	547,204	0.9
1,681	InterDigital, Inc.	108,307	0.2
3,624	International Business Machines Corp.	537,222	0.9
226	Intuit, Inc.	62,672	0.1
2,896	j2 Global, Inc.	258,005	0.4
7,019	Jabil, Inc.	216,747	0.4
1,823	JM Smucker Co.	202,699	0.3
6,138	Johnson & Johnson	799,290	1.4
4,224	JPMorgan Chase & Co.	489,984	0.8
11,136	Juniper Networks, Inc.	300,895	0.5
3,938	KAR Auction Services, Inc.	105,302	0.2
2,378	Kimberly-Clark Corp.	322,576	0.5
3,265	Kohl’s Corp.	175,853	0.3
1,215	Lamar Advertising Co.	98,318	0.2
528	Lear Corp.	66,940	0.1
3,701	LogMeIn, Inc.	281,165	0.5
5,731	Maxim Integrated Products	339,218	0.6
2,226	MAXIMUS, Inc.	163,633	0.3
1,992	McDonald’s Corp.	419,754	0.7
6,624	MDU Resources Group, Inc.	177,126	0.3
7,604	Merck & Co., Inc.	631,056	1.1
23,957	MFA Financial, Inc.	172,011	0.3
9,763	Microsoft Corp.	1,330,404	2.3
690	Motorola Solutions, Inc.	114,512	0.2
17,096	New Residential Investment Corp.	268,236	0.5
592	Norfolk Southern Corp.	113,143	0.2
3,157	OGE Energy Corp.	135,593	0.2
11,440	Old Republic International Corp.	260,946	0.4
4,377	Omnicom Group	351,123	0.6
1,981	Oneok, Inc.	138,829	0.2
9,808	Oracle Corp.	552,190	0.9
4,434	Paychex, Inc.	368,244	0.6
4,378	PepsiCo, Inc.	559,552	1.0
15,700	Pfizer, Inc.	609,788	1.0
5,879	Philip Morris International, Inc.	491,543	0.8
3,502	Phillips 66	359,165	0.6
1,360	Pinnacle West Capital Corp.	124,059	0.2
12,974	Plains GP Holdings L.P.	313,452	0.5
2,815	Popular, Inc.	162,031	0.3
5,309	Procter & Gamble Co.	626,674	1.1
3,624	Quest Diagnostics, Inc.	369,938	0.6
4,218	Republic Services, Inc.	373,926	0.6
6,700	Retail Properties of America, Inc.	81,472	0.1
3,366	Royal Gold, Inc.	385,239	0.7
12,497	Sabre Corp.	293,804	0.5
5,574	Service Corp. International	257,184	0.4
1,752	Simon Property Group, Inc.	284,174	0.5
2,882	Sonoco Products Co.	173,006	0.3
5,355	Southern Co.	300,951	0.5
4,292	Starbucks Corp.	406,410	0.7
7,171	Tanger Factory Outlet Centers, Inc.	113,875	0.2
4,355	Texas Instruments, Inc.	544,419	0.9
2,772	Total System Services, Inc.	376,216	0.6
22,867	Two Harbors Investment Corp.	307,790	0.5
4,774	Tyson Foods, Inc.	379,533	0.6
1,696	Valero Energy Corp.	144,584	0.2
6,297	Walgreens Boots Alliance, Inc.	343,124	0.6
3,687	Waste Management, Inc.	431,379	0.7
9,900	Wells Fargo & Co.	479,259	0.8
16,520	Western Union Co.	346,920	0.6
4,791	Xerox Corp.	153,791	0.3
3,375	Yum! Brands, Inc.	379,755	0.6
1,582	Zions Bancorp NA	71,301	0.1
		35,974,728	60.8

	Total Common Stock (Cost $56,329,079)	58,569,612	99.1

EXCHANGE-TRADED FUNDS: 0.7%
2,196	iShares MSCI EAFE ETF	141,532	0.2
984	SPDR S&P 500 ETF Trust	292,671	0.5

	Total Exchange-Traded Funds (Cost $438,534)	434,203	0.7

	Total Long-Term Investments (Cost $56,767,613)	59,003,815	99.8

PORTFOLIO OF INVESTMENTS
Voya Global Equity Dividend Fund	as of July 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.3%
	Repurchase Agreements(4): 0.3%
201,346	(4) HSBC Securities USA, Repurchase Agreement dated 07/31/19, 2.53%, due 08/01/19 (Repurchase Amount $201,360, collateralized by various U.S. Government Securities, 0.000%-3.750%, Market Value plus accrued interest $205,373, due 07/31/21-11/15/45) (Cost $201,346)	$201,346	0.3

	Total Short-Term Investments (Cost $201,346)	201,346	0.3

	Total Investments in Securities (Cost $56,968,959)	$59,205,161	100.1
	Liabilities in Excess of Other Assets	(70,237)	(0.1)
	Net Assets	$59,134,924	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Non-income producing security.
(3)	Security, or a portion of the security, is on loan.
(4)	Represents securities purchased with cash collateral received for securities on loan.

Sector Diversification	Percentage of Net Assets
Information Technology	20.1%
Financials	16.4
Industrials	11.9
Health Care	10.5
Consumer Staples	10.3
Consumer Discretionary	8.0
Communication Services	6.5
Utilities	5.2
Energy	4.6
Materials	3.3
Real Estate	2.3
Exchange-Traded Funds	0.7
Short-Term Investments	0.3
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
Voya Global Equity Dividend Fund	as of July 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$1,917,607	$–	$1,917,607
Belgium	–	183,479	–	183,479
Canada	2,695,062	–	–	2,695,062
China	–	293,400	–	293,400
Denmark	–	399,089	–	399,089
Finland	–	328,395	–	328,395
France	–	1,041,360	–	1,041,360
Germany	97,412	764,798	–	862,210
Guernsey	304,080	–	–	304,080
Hong Kong	118,353	695,187	–	813,540
Israel	–	180,408	–	180,408
Italy	–	668,782	–	668,782
Japan	–	4,611,724	–	4,611,724
Netherlands	–	2,057,437	–	2,057,437
New Zealand	–	62,684	–	62,684
Norway	–	418,763	–	418,763
Singapore	–	464,939	–	464,939
Spain	–	880,961	–	880,961
Switzerland	–	1,439,613	–	1,439,613
United Kingdom	–	2,971,351	–	2,971,351
United States	35,974,728	–	–	35,974,728
Total Common Stock	39,189,635	19,379,977	–	58,569,612
Exchange-Traded Funds	434,203	–	–	434,203
Short-Term Investments	–	201,346	–	201,346
Total Investments, at fair value	$39,623,838	$19,581,323	$–	$59,205,161
Other Financial Instruments+
Forward Foreign Currency Contracts	–	2	–	2
Total Assets	$39,623,838	$19,581,325	$–	$59,205,163

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

At July 31, 2019, the following forward foreign currency contracts were outstanding for Voya Global Equity Dividend Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	791	EUR	712	The Bank of New York Mellon	08/05/19	$2
						$2

Currency Abbreviations
EUR	-	EU Euro
USD	-	United States Dollar

At July 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $57,072,888.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$3,865,711
Gross Unrealized Depreciation	(1,742,215)

Net Unrealized Appreciation	$2,123,496

PORTFOLIO OF INVESTMENTS
Voya Global Equity Fund	as of July 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Australia: 3.2%
86,587		AGL Energy Ltd.	$1,240,900	0.5
276,784		Aurizon Holdings Ltd.	1,086,574	0.5
48,261		BHP Group Ltd.	1,328,656	0.6
42,411		Coca-Cola Amatil Ltd.	306,956	0.1
37,573		Computershare Ltd.	404,746	0.2
58,472		Crown Resorts Ltd.	472,769	0.2
3,957		Macquarie Group Ltd.	346,312	0.1
40,252		Newcrest Mining Ltd.	971,490	0.4
15,224		Sonic Healthcare Ltd.	291,371	0.1
385,724		South32 Ltd. - AUD	820,729	0.3
103,229		Sydney Airport	589,216	0.2
			7,859,719	3.2

		Belgium: 0.3%
9,638		UCB S.A.	751,539	0.3

		Canada: 4.6%
14,754		Bank of Nova Scotia	787,670	0.3
30,240		BCE, Inc.	1,366,505	0.6
18,020		Canadian Imperial Bank of Commerce - XTSE	1,417,652	0.6
30,300		CI Financial Corp.	469,721	0.2
19,445		Empire Co. Ltd.	514,634	0.2
26,457		Great-West Lifeco, Inc.	580,939	0.2
7,174		iA Financial Corp., Inc.	287,873	0.1
6,232		Kirkland Lake Gold Ltd.	257,723	0.1
27,233		National Bank Of Canada	1,318,112	0.6
23,338		Open Text Corp.	995,375	0.4
4,611		Rogers Communications, Inc.	239,354	0.1
36,863		TELUS Corp.	1,325,035	0.6
16,376		Waste Connections, Inc.	1,485,631	0.6
			11,046,224	4.6

		China: 0.5%
314,000		BOC Hong Kong Holdings Ltd.	1,196,465	0.5
12,100,000	(1),(2)	China Hongxing Sports Ltd.	–	–
			1,196,465	0.5

		Denmark: 0.7%
34,075		Novo Nordisk A/S	1,636,259	0.7

		Finland: 0.6%
8,254		Orion OYJ	282,372	0.1
25,604		Sampo OYJ	1,063,172	0.5
			1,345,544	0.6

		France: 1.8%
20,533		Alstom SA	884,334	0.4
11,719		Edenred	588,079	0.2
2,842		Eiffage SA	280,826	0.1
31,825		Getlink SE	459,530	0.2
80,899		Orange SA	1,199,127	0.5
3,437		Societe BIC S.A.	239,521	0.1
25,165		Societe Generale	616,410	0.3
			4,267,827	1.8

		Germany: 1.5%
2,276		Allianz SE	528,054	0.2
20,228		Deutsche Lufthansa AG	320,575	0.1
37,077		Deutsche Post AG	1,205,989	0.5
8,836		SAP SE	1,080,081	0.5
158,221		Telefonica Deutschland Holding AG	399,519	0.2
			3,534,218	1.5

		Hong Kong: 1.4%
151,500		CK Hutchison Holdings Ltd.	1,415,764	0.6
302,000		HKT Trust / HKT Ltd.	483,006	0.2
5,800		Jardine Matheson Holdings Ltd.	352,036	0.2
150,000		Power Assets Holdings Ltd.	1,072,090	0.4
			3,322,896	1.4

		Israel: 0.3%
101,693		Bank Leumi Le-Israel BM	739,768	0.3

		Italy: 1.1%
77,625		Assicurazioni Generali S.p.A.	1,447,735	0.6
263,651		Snam SpA	1,294,469	0.5
			2,742,204	1.1

		Japan: 7.7%
10,400		Alfresa Holdings Corp.	250,744	0.1
40,200		Canon, Inc.	1,090,274	0.4
5,000		Central Japan Railway Co.	1,005,064	0.4
29,400		Fuji Film Holdings Corp.	1,393,514	0.6
36,100		Japan Airlines Co. Ltd.	1,130,483	0.5
101,600		Japan Post Holdings Co. Ltd.	995,936	0.4
16,500		Kamigumi Co., Ltd.	379,320	0.1
11,200		Konami Holdings Corp.	475,215	0.2
5,000		Kyocera Corp.	304,737	0.1
28,800		Kyushu Railway Co.	820,573	0.3
12,000		Medipal Holdings Corp.	254,900	0.1
6,900		MEIJI Holdings Co., Ltd.	479,170	0.2
12,700		Mitsubishi Corp.	341,024	0.1
84,000		Mitsui & Co., Ltd.	1,365,577	0.6
11,600		MS&AD Insurance Group Holdings, Inc.	380,231	0.2
10,700		Nippon Electric Glass Co., Ltd.	239,288	0.1
20,100		Nippon Telegraph & Telephone Corp.	907,135	0.4
57,100		NTT DoCoMo, Inc.	1,369,109	0.6
65,300		ORIX Corp.	931,958	0.4
9,300		Sankyo Co., Ltd.	320,170	0.1
69,100		Sekisui House Ltd.	1,161,805	0.5
90,900		Sumitomo Corp.	1,348,836	0.6
13,400		Sumitomo Mitsui Financial Group, Inc.	468,595	0.2
17,700		Sundrug Co., Ltd.	489,390	0.2
6,100		Suzuken Co., Ltd.	336,153	0.1
285		United Urban Investment Corp.	482,186	0.2
			18,721,387	7.7

PORTFOLIO OF INVESTMENTS
Voya Global Equity Fund	as of July 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Netherlands: 3.5%
37,059	(3)	ABN AMRO Bank NV	$741,830	0.3
95,517		ING Groep NV	1,059,835	0.5
55,670		Koninklijke Ahold Delhaize NV	1,264,432	0.5
81,668		Koninklijke KPN NV	232,872	0.1
33,566		NN Group NV	1,261,113	0.5
86,672		Royal Dutch Shell PLC - Class A	2,729,781	1.1
19,757	(2)	Unilever NV	1,145,191	0.5
			8,435,054	3.5

		New Zealand: 0.1%
98,504		Spark New Zealand Ltd.	256,775	0.1

		Norway: 0.7%
44,890		Mowi ASA	1,078,837	0.4
47,154		Orkla ASA	401,076	0.2
11,675		Telenor ASA	236,570	0.1
			1,716,483	0.7

		Singapore: 0.8%
271,500		ComfortDelgro Corp., Ltd.	532,136	0.2
76,500		SATS Ltd	266,539	0.1
88,200		Singapore Exchange Ltd.	506,046	0.2
122,900		Singapore Technologies Engineering Ltd.	376,965	0.2
215,500		Yangzijiang Shipbuilding Holdings Ltd.	222,216	0.1
			1,903,902	0.8

		Spain: 1.5%
6,110	(3)	Aena SME SA	1,107,637	0.5
33,979		Enagas	741,225	0.3
59,142		Ferrovial SA - FERE	1,538,510	0.6
29,267		Telefonica S.A.	223,121	0.1
			3,610,493	1.5

		Switzerland: 2.4%
16,928		Nestle SA	1,795,844	0.7
9,032		Roche Holding AG	2,417,552	1.0
4,852		Zurich Insurance Group AG	1,687,679	0.7
			5,901,075	2.4

		United Kingdom: 5.0%
92,060	(3)	Auto Trader Group PLC	604,336	0.2
135,923		Aviva PLC	667,331	0.3
201,763		Barclays PLC	377,666	0.1
61,806		Barratt Developments PLC	482,534	0.2
309,513		BT Group PLC	724,990	0.3
45,737		Compass Group PLC	1,157,171	0.5
170,524		Direct Line Insurance Group PLC	667,040	0.3
68,115		Evraz PLC	533,531	0.2
89,738		GlaxoSmithKline PLC	1,855,867	0.8
426,389		Legal & General Group PLC	1,352,209	0.6
354,532		Marks & Spencer Group PLC	891,092	0.4
36,214		Persimmon PLC	883,572	0.4
411,376		Taylor Wimpey PLC	806,025	0.3
326,191		Vodafone Group PLC	593,663	0.2
248,053		WM Morrison Supermarkets PLC	585,738	0.2
			12,182,765	5.0

		United States: 61.4%
22,944		AbbVie, Inc.	1,528,529	0.6
3,774		Accenture PLC	726,797	0.3
30,644		Aflac, Inc.	1,613,100	0.7
8,214		Air Products & Chemicals, Inc.	1,875,010	0.8
6,086		Allison Transmission Holdings, Inc.	279,652	0.1
9,383		Allstate Corp.	1,007,734	0.4
36,201		Altria Group, Inc.	1,703,981	0.7
19,461		Amdocs Ltd.	1,245,309	0.5
14,356		Ameren Corp.	1,086,606	0.5
7,577		Amgen, Inc.	1,413,717	0.6
15,913		Amphenol Corp.	1,485,001	0.6
103,274		Annaly Capital Management, Inc.	986,267	0.4
42,081		Apple Hospitality REIT, Inc.	661,093	0.3
1,218		Apple, Inc.	259,483	0.1
73,343		AT&T, Inc.	2,497,329	1.0
5,693		Avnet, Inc.	258,576	0.1
57,366		Bank of America Corp.	1,759,989	0.7
2,445		Boeing Co.	834,185	0.3
22,468		Booz Allen Hamilton Holding Corp.	1,544,675	0.6
11,445		Brinker International, Inc.	456,083	0.2
32,154		Bristol-Myers Squibb Co.	1,427,959	0.6
11,038		Broadridge Financial Solutions, Inc. ADR	1,403,151	0.6
2,473		Camden Property Trust	256,475	0.1
23,505		CDK Global, Inc.	1,219,204	0.5
3,253		CDW Corp.	384,374	0.2
46,188		Centerpoint Energy, Inc.	1,339,914	0.6
30,111		CenturyLink, Inc.	364,042	0.2
1,549		Chemed Corp.	627,949	0.3
19,612		Chevron Corp.	2,414,433	1.0
37,584		Chimera Investment Corp.	724,620	0.3
20,794		Cinemark Holdings, Inc.	830,096	0.3
52,094		Cisco Systems, Inc.	2,886,008	1.2
3,589		Citigroup, Inc.	255,393	0.1
13,817		Citrix Systems, Inc.	1,302,114	0.5
21,737		CMS Energy Corp.	1,265,528	0.5
4,574		Columbia Sportswear Co.	484,753	0.2
11,896		Comerica, Inc.	870,787	0.4
12,115		CoreCivic, Inc.	205,592	0.1
4,167		CSX Corp.	293,357	0.1
11,664		Darden Restaurants, Inc.	1,417,876	0.6
9,317		Eaton Corp. PLC	765,764	0.3
15,248		Eli Lilly & Co.	1,661,270	0.7
3,990		Encompass Health Corp.	254,722	0.1
15,849		Equitrans Midstream Corp.	262,935	0.1
1,518		Everest Re Group Ltd.	374,400	0.2
18,942		Evergy, Inc.	1,145,802	0.5

PORTFOLIO OF INVESTMENTS
Voya Global Equity Fund	as of July 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
7,215		Exelon Corp.	$325,108	0.1
10,971		Expedia Group, Inc.	1,456,291	0.6
24,951		Exxon Mobil Corp.	1,855,356	0.8
1,825		Federal Realty Investment Trust	240,918	0.1
20,861		Flir Systems, Inc.	1,035,957	0.4
26,615		Gaming and Leisure Properties, Inc.	1,003,652	0.4
28,669		General Mills, Inc.	1,522,611	0.6
12,792		Genuine Parts Co.	1,242,359	0.5
18,352		Geo Group, Inc./The	326,849	0.1
20,038		Hartford Financial Services Group, Inc.	1,154,790	0.5
3,335		HCA Healthcare, Inc.	445,256	0.2
10,548		Hershey Co.	1,600,554	0.7
76,040		Hewlett Packard Enterprise Co.	1,092,695	0.5
5,801		Home Depot, Inc.	1,239,616	0.5
12,159		Honeywell International, Inc.	2,096,941	0.9
16,143	(2)	IAA, Inc.	754,685	0.3
1,970		Insperity, Inc.	209,509	0.1
44,372		Intel Corp.	2,243,005	0.9
6,887		InterDigital, Inc.	443,729	0.2
14,853		International Business Machines Corp.	2,201,809	0.9
922		Intuit, Inc.	255,680	0.1
11,871		j2 Global, Inc.	1,057,587	0.4
28,767		Jabil, Inc.	888,325	0.4
7,473		JM Smucker Co.	830,923	0.3
25,152		Johnson & Johnson	3,275,293	1.4
17,313		JPMorgan Chase & Co.	2,008,308	0.8
45,608		Juniper Networks, Inc.	1,232,328	0.5
16,143		KAR Auction Services, Inc.	431,664	0.2
9,737		Kimberly-Clark Corp.	1,320,824	0.6
13,384		Kohl's Corp.	720,862	0.3
4,973		Lamar Advertising Co.	402,415	0.2
2,162		Lear Corp.	274,098	0.1
15,154		LogMeIn, Inc.	1,151,249	0.5
23,496		Maxim Integrated Products	1,390,728	0.6
9,119		MAXIMUS, Inc.	670,338	0.3
8,157		McDonald's Corp.	1,718,843	0.7
27,156		MDU Resources Group, Inc.	726,151	0.3
31,163		Merck & Co., Inc.	2,586,217	1.1
98,227		MFA Financial, Inc.	705,270	0.3
39,986		Microsoft Corp.	5,448,892	2.3
2,827		Motorola Solutions, Inc.	469,169	0.2
70,028		New Residential Investment Corp.	1,098,739	0.5
2,424		Norfolk Southern Corp.	463,275	0.2
12,944		OGE Energy Corp.	555,945	0.2
46,892		Old Republic International Corp.	1,069,607	0.4
17,939		Omnicom Group	1,439,067	0.6
8,122		Oneok, Inc.	569,190	0.2
40,202		Oracle Corp.	2,263,373	0.9
18,169		Paychex, Inc.	1,508,935	0.6
17,945		PepsiCo, Inc.	2,293,550	1.0
64,374		Pfizer, Inc.	2,500,286	1.0
24,095		Philip Morris International, Inc.	2,014,583	0.8
14,356		Phillips 66	1,472,351	0.6
5,574		Pinnacle West Capital Corp.	508,460	0.2
53,179		Plains GP Holdings L.P.	1,284,805	0.5
11,529		Popular, Inc.	663,609	0.3
21,762		Procter & Gamble Co.	2,568,786	1.1
14,856		Quest Diagnostics, Inc.	1,516,500	0.6
17,287		Republic Services, Inc.	1,532,493	0.6
27,440		Retail Properties of America, Inc.	333,670	0.1
13,794		Royal Gold, Inc.	1,578,723	0.7
51,233		Sabre Corp.	1,204,488	0.5
22,830		Service Corp. International	1,053,376	0.4
7,178		Simon Property Group, Inc.	1,164,272	0.5
11,805		Sonoco Products Co.	708,654	0.3
21,929		Southern Co.	1,232,410	0.5
17,578		Starbucks Corp.	1,664,461	0.7
29,368		Tanger Factory Outlet Centers, Inc.	466,364	0.2
17,848		Texas Instruments, Inc.	2,231,178	0.9
11,351		Total System Services, Inc.	1,540,558	0.6
93,754		Two Harbors Investment Corp.	1,261,929	0.5
19,574		Tyson Foods, Inc.	1,556,133	0.6
6,953		Valero Energy Corp.	592,743	0.2
25,816		Walgreens Boots Alliance, Inc.	1,406,714	0.6
15,111		Waste Management, Inc.	1,767,987	0.7
40,591		Wells Fargo & Co.	1,965,010	0.8
67,722		Western Union Co.	1,422,162	0.6
19,622		Xerox Corp.	629,866	0.3
13,821		Yum! Brands, Inc.	1,555,139	0.6
6,479		Zions Bancorp NA	292,009	0.1
			148,669,888	61.4

		Total Common Stock
		(Cost $232,079,526)	239,840,485	99.1

EXCHANGE-TRADED FUNDS: 0.6%
7,850		iShares MSCI EAFE ETF	505,932	0.2
3,599		SPDR S&P 500 ETF Trust	1,070,451	0.4

		Total Exchange-Traded Funds
		(Cost $1,521,688)	1,576,383	0.6

		Total Long-Term Investments
		(Cost $233,601,214)	241,416,868	99.7

PORTFOLIO OF INVESTMENTS
Voya Global Equity Fund	as of July 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
		Mutual Funds: 0.2%
450,000	(4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.200%
		(Cost $450,000)	$450,000	0.2

		Total Short-Term Investments
		(Cost $450,000)	450,000	0.2

		Total Investments in Securities (Cost $234,051,214)	$241,866,868	99.9
		Assets in Excess of Other Liabilities	169,892	0.1
		Net Assets	$242,036,760	100.0

ADR	American Depositary Receipt
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Rate shown is the 7-day yield as of July 31, 2019.

Sector Diversification	Percentage of Net Assets
Information Technology	20.1%
Financials	16.4
Industrials	11.9
Health Care	10.5
Consumer Staples	10.3
Consumer Discretionary	8.0
Communication Services	6.5
Utilities	5.2
Energy	4.6
Materials	3.3
Real Estate	2.3
Exchange-Traded Funds	0.6
Short-Term Investments	0.2
Assets in Excess of Other Liabilities	0.1
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$7,859,719	$–	$7,859,719
Belgium	–	751,539	–	751,539
Canada	11,046,224	–	–	11,046,224
China	–	1,196,465	–	1,196,465
Denmark	–	1,636,259	–	1,636,259

PORTFOLIO OF INVESTMENTS
Voya Global Equity Fund	as of July 31, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2019
Finland	$–	$1,345,544	$–	$1,345,544
France	–	4,267,827	–	4,267,827
Germany	399,519	3,134,699	–	3,534,218
Hong Kong	483,006	2,839,890	–	3,322,896
Israel	–	739,768	–	739,768
Italy	–	2,742,204	–	2,742,204
Japan	–	18,721,387	–	18,721,387
Netherlands	–	8,435,054	–	8,435,054
New Zealand	–	256,775	–	256,775
Norway	–	1,716,483	–	1,716,483
Singapore	–	1,903,902	–	1,903,902
Spain	–	3,610,493	–	3,610,493
Switzerland	–	5,901,075	–	5,901,075
United Kingdom	–	12,182,765	–	12,182,765
United States	148,669,888	–	–	148,669,888
Total Common Stock	160,598,637	79,241,848	–	239,840,485
Exchange-Traded Funds	1,576,383	–	–	1,576,383
Short-Term Investments	450,000	–	–	450,000
Total Investments, at fair value	$162,625,020	$79,241,848	$–	$241,866,868

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $234,398,702.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$21,209,408
Gross Unrealized Depreciation	(13,721,547)

Net Unrealized Appreciation	$7,487,861

PORTFOLIO OF INVESTMENTS
Voya Global Perspectives® Fund	as of July 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.7%
213,563	iShares Global REIT ETF	$5,717,082	9.7

	Total Exchange-Traded Funds (Cost $5,585,475)	5,717,082	9.7

MUTUAL FUNDS: 90.2%
	Affiliated Investment Companies: 90.2%
279,512	Voya Corporate Leaders® 100 Fund - Class R6	6,104,538	10.3
604,524	Voya Global Bond Fund - Class R6	5,863,887	9.9
687,667	Voya GNMA Income Fund - Class I	5,824,541	9.8
734,403	Voya High Yield Bond Fund - Class R6	5,867,879	9.9
571,651	Voya Intermediate Bond Fund - Class R6	5,870,851	9.9
244,881	(1) Voya MidCap Opportunities Fund - Class R6	6,031,411	10.2
499,865	Voya Multi-Manager Emerging Markets Equity Fund - Class I	6,023,368	10.2
627,198	Voya Multi-Manager International Factors Fund - Class I	5,814,124	9.8
427,933	Voya Small Company Fund - Class R6	6,068,089	10.2

	Total Mutual Funds (Cost $52,818,058)	53,468,688	90.2

	Total Investments in Securities (Cost $58,403,533)	$59,185,770	99.9
	Assets in Excess of Other Liabilities	80,048	0.1
	Net Assets	$59,265,818	100.0

(1)	Non-income producing security.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,717,082	$–	$–	$5,717,082
Mutual Funds	53,468,688	–	–	53,468,688
Total Investments, at fair value	$59,185,770	$–	$–	$59,185,770

PORTFOLIO OF INVESTMENTS
Voya Global Perspectives® Fund	as of July 31, 2019 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended July 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 7/31/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$5,203,336	$2,141,518	$(1,152,206)	$(88,110)	$6,104,538	$101,416	$168,506	$355,711
Voya Global Bond Fund - Class R6	5,193,221	1,406,253	(910,668)	175,081	5,863,887	148,241	45,357	-
Voya Global Real Estate Fund - Class R6	5,127,859	929,958	(6,831,233)	773,416	-	52,103	(989,783)	584,783
Voya GNMA Income Fund - Class I	5,183,018	1,444,978	(1,060,832)	257,377	5,824,541	114,488	(25,623)	-
Voya High Yield Bond Fund - Class R6	5,218,200	1,230,689	(751,357)	170,347	5,867,879	228,553	3,291	-
Voya Intermediate Bond Fund - Class R6	5,181,577	1,408,656	(1,070,786)	351,404	5,870,851	140,536	(5,529)	-
Voya MidCap Opportunities Fund - Class R6	5,243,097	1,853,317	(1,090,704)	25,701	6,031,411	-	(34,565)	791,489
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,266,368	1,139,359	(867,299)	484,940	6,023,368	51,659	168,539	-
Voya Multi-Manager International Factors Fund - Class I	5,214,187	1,448,237	(688,563)	(159,737)	5,814,124	136,771	28,691	206,864
Voya Small Company Fund - Class R6	5,186,266	2,341,801	(1,319,605)	(140,373)	6,068,089	13,046	(221,206)	749,582
	$52,017,129	$15,344,766	$(15,743,253)	$1,850,046	$53,468,688	$986,813	$(862,322)	$2,688,429

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At July 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $59,162,443.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$1,575,406
Gross Unrealized Depreciation	(1,552,079)

Net Unrealized Appreciation	$23,327

Voya Global Real Estate Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Australia: 4.2%
463,615		Dexus	$4,146,552	0.9
683,682		Goodman Group	6,914,436	1.4
4,025,466		Mirvac Group	8,845,157	1.9
			19,906,145	4.2

		Belgium: 0.9%
41,562		Shurgard Self Storage SA	1,446,991	0.3
16,740		Warehouses De Pauw SCA	2,798,216	0.6
			4,245,207	0.9

		Canada: 2.1%
164,830		Canadian Apartment Properties REIT	6,083,399	1.3
341,575		Chartwell Retirement Residences	3,980,469	0.8
			10,063,868	2.1

		Finland: 0.3%
100,904		Kojamo Oyj	1,420,837	0.3

		France: 0.7%
24,604		Unibail-Rodamco-Westfield	3,295,641	0.7

		Germany: 3.7%
153,899		Alstria Office REIT-AG	2,487,353	0.5
68,773	(1)	Deutsche Euroshop AG	1,860,664	0.4
15,895		LEG Immobilien AG	1,833,034	0.4
120,235		TAG Immobilien AG	2,830,493	0.6
82,900		TLG Immobilien AG	2,436,508	0.5
132,662		Vonovia SE	6,477,150	1.3
			17,925,202	3.7

		Hong Kong: 7.4%
122,174		CK Asset Holdings Ltd.	918,643	0.2
767,000		Hysan Development Co., Ltd.	3,654,013	0.8
775,500		Kerry Properties Ltd.	2,912,008	0.6
1,368,245		Link REIT	15,914,311	3.3
2,569,000		New World Development Ltd.	3,617,128	0.7
1,700,000		Sino Land Co.	2,752,942	0.6
900,100		Wheelock & Co., Ltd.	5,664,175	1.2
			35,433,220	7.4

		Ireland: 0.7%
762,044		Green REIT plc	1,509,169	0.3
1,132,889		Hibernia REIT plc	1,941,192	0.4
			3,450,361	0.7

		Japan: 11.3%
111,400		Aeon Mall Co., Ltd.	1,710,184	0.4
1,791		Aeon REIT Investment Corp.	2,326,705	0.5
5,193		GLP J-Reit	5,794,928	1.2
6,811		Japan Hotel REIT Investment Corp.	5,687,319	1.2
675		Kenedix Retail REIT Corp.	1,614,174	0.3
2,685		LaSalle Logiport REIT	3,357,408	0.7
508,000		Mitsubishi Estate Co., Ltd.	9,350,729	2.0
179,381		Mitsui Fudosan Co., Ltd.	4,049,380	0.8
2,776		Mori Hills REIT Investment Corp.	4,084,708	0.9
1,428		Nippon Prologis REIT, Inc.	3,433,356	0.7
121,760		Nomura Real Estate Holdings, Inc.	2,465,638	0.5
3,764		Orix JREIT, Inc.	7,305,457	1.5
258,300		Tokyo Tatemono Co., Ltd.	3,013,862	0.6
			54,193,848	11.3

		Luxembourg: 0.7%
139,584		Grand City Properties SA	3,144,656	0.7

		Norway: 0.5%
182,475	(2)	Entra ASA	2,646,802	0.5

		Singapore: 2.4%
2,464,000		CapitaLand Ltd.	6,455,225	1.4
4,354,695		Mapletree Logistics Trust	4,869,389	1.0
			11,324,614	2.4

		Spain: 0.9%
404,037		Inmobiliaria Colonial Socimi SA	4,517,428	0.9

		Sweden: 3.3%
295,816		Castellum AB	6,005,244	1.3
288,711		Fabege AB	4,455,438	0.9
201,691		Kungsleden AB	1,754,071	0.4
86,387		Pandox AB	1,574,995	0.3
129,950		Wihlborgs Fastigheter AB	1,889,301	0.4
			15,679,049	3.3

		United Kingdom: 4.5%
191,339		Big Yellow Group PLC	2,301,280	0.5
28,950		Derwent London PLC	1,025,512	0.2
718,277		Grainger PLC	1,986,333	0.4
143,518		Land Securities Group PLC	1,388,932	0.3
256,912		Safestore Holdings PLC	1,952,694	0.4
723,332		Segro PLC	6,711,324	1.4
1,207,363	(2)	Tritax EuroBox PLC	1,366,097	0.3
376,593		Unite Group PLC	4,722,580	1.0
			21,454,752	4.5

		United States: 55.4%
67,694		Alexandria Real Estate Equities, Inc.	9,907,694	2.1
165,193		American Campus Communities, Inc.	7,722,773	1.6
28,693		Americold Realty Trust	962,076	0.2
46,594		AvalonBay Communities, Inc.	9,728,361	2.0
152,313		Brandywine Realty Trust	2,246,617	0.5

Voya Global Real Estate Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
358,692	Brixmor Property Group, Inc.	$6,807,974	1.4
56,303	Camden Property Trust	5,839,184	1.2
134,398	Columbia Property Trust, Inc.	2,947,348	0.6
165,200	Cousins Properties, Inc.	5,811,736	1.2
18,978	Crown Castle International Corp.	2,529,008	0.5
166,689	CubeSmart	5,659,092	1.2
177,498	Douglas Emmett, Inc.	7,245,468	1.5
15,392	Equinix, Inc.	7,728,323	1.6
189,260	Equity Residential	14,930,721	3.1
122,077	Extra Space Storage, Inc.	13,720,234	2.9
251,200	HCP, Inc.	8,020,816	1.7
258,798	Healthcare Trust of America, Inc.	6,969,430	1.5
443,307	Host Hotels & Resorts, Inc.	7,709,109	1.6
175,061	Hudson Pacific Properties, Inc.	6,179,653	1.3
396,252	Invitation Homes, Inc.	10,885,043	2.3
100,613	Liberty Property Trust	5,262,060	1.1
128,697	MGM Growth Properties LLC	3,842,892	0.8
147,663	Pebblebrook Hotel Trust	4,133,087	0.9
184,738	Piedmont Office Realty Trust, Inc.	3,844,398	0.8
273,408	ProLogis, Inc.	22,039,419	4.6
65,704	QTS Realty Trust, Inc.	3,040,781	0.6
68,419	Regency Centers Corp.	4,563,547	1.0
101,411	Simon Property Group, Inc.	16,448,864	3.4
249,004	STORE Capital Corp.	8,518,427	1.8
41,084	Sun Communities, Inc.	5,456,366	1.1
90,551	Taubman Centers, Inc.	3,669,127	0.8
793,669	VEREIT, Inc.	7,238,261	1.5
378,849	VICI Properties, Inc.	8,084,638	1.7
83,418	Vornado Realty Trust	5,365,446	1.1
241,071	Welltower, Inc.	20,037,822	4.2

		265,095,795	55.4

	Total Common Stock
	(Cost $358,770,891)	473,797,425	99.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
	Repurchase Agreements(3): 0.4%
973,583	(3) Citigroup, Inc., Repurchase Agreement dated 07/31/19, 2.55%, due 08/01/19 (Repurchase Amount $973,651, collateralized by various U.S. Government and U.S. Government Agency Obligations, 2.000%-5.000%, Market Value plus accrued interest $993,055, due 02/15/23-07/01/49)	973,583	0.2
1,000,000	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 07/31/19, 2.54%, due 08/01/19 (Repurchase Amount $1,000,070, collateralized by various U.S. Government Agency Obligations, 3.000%-7.000%, Market Value plus accrued interest $1,020,000, due 02/01/37-05/20/49)	$1,000,000	0.2
		1,973,583	0.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
3,985,200	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.230%
	(Cost $3,985,200)	3,985,200	0.8

	Total Short-Term Investments
	(Cost $5,958,783)	5,958,783	1.2

	Total Investments in Securities (Cost $364,729,674)	$479,756,208	100.2
	Liabilities in Excess of Other Assets	(1,186,245)	(0.2)
	Net Assets	$478,569,963	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of July 31, 2019.

REIT Diversification	Percentage of Net Assets
Office REITs	14.7%
Residential REITs	13.6
Industrial REITs	11.8
Retail REITs	11.4
Real Estate Operating Companies	9.6
Specialized REITs	9.4
Diversified Real Estate Activities	7.9
Health Care REITs	7.4
Diversified REITs	6.8
Hotel & Resort REITs	4.5
Health Care Facilities	0.8
Real Estate Development	0.8
Hotels, Resorts & Cruise Lines	0.3
Assets in Excess of Other Liabilities*	1.0
Net Assets	100.0%

*	Includes short-term investments.

Voya Global Real Estate Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$19,906,145	$–	$19,906,145
Belgium	4,245,207	–	–	4,245,207
Canada	10,063,868	–	–	10,063,868
Finland	1,420,837	–	–	1,420,837
France	3,295,641	–	–	3,295,641
Germany	6,784,525	11,140,677	–	17,925,202
Hong Kong	–	35,433,220	–	35,433,220
Ireland	–	3,450,361	–	3,450,361
Japan	5,794,928	48,398,920	–	54,193,848
Luxembourg	–	3,144,656	–	3,144,656
Norway	–	2,646,802	–	2,646,802
Singapore	–	11,324,614	–	11,324,614
Spain	4,517,428	–	–	4,517,428
Sweden	–	15,679,049	–	15,679,049
United Kingdom	6,240,307	15,214,445	–	21,454,752
United States	265,095,795	–	–	265,095,795
Total Common Stock	307,458,536	166,338,889	–	473,797,425
Short-Term Investments	3,985,200	1,973,583	–	5,958,783
Total Investments, at fair value	$311,443,736	$168,312,472	$–	$479,756,208

(1)	For the period ended July 31, 2019, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At July 31, 2019, securities valued at $7,998,891 and $15,232,234 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $393,178,459.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$103,805,805
Gross Unrealized Depreciation	(17,267,017)

Net Unrealized Appreciation	$86,538,788

Voya International High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		Australia: 8.0%
4,002		AGL Energy Ltd.	$57,354	0.6
27,934		Alumina Ltd.	44,286	0.5
17,023		Aurizon Holdings Ltd.	66,827	0.7
13,605		AusNet Services	16,483	0.2
1,177		BHP Group Ltd.	32,404	0.4
12,034		Boral Ltd.	42,174	0.5
6,568		Coca-Cola Amatil Ltd.	47,537	0.5
3,988		Crown Resorts Ltd.	32,244	0.3
6,991		Harvey Norman Holdings Ltd.	20,936	0.2
426		Macquarie Group Ltd.	37,283	0.4
20,507		Scentre Group	55,864	0.6
2,453		Sonic Healthcare Ltd.	46,948	0.5
24,776		South32 Ltd. - AUD	52,717	0.6
7,955		Stockland	24,833	0.3
10,474		Sydney Airport	59,784	0.6
1,309		Transurban Group - Stapled Security	13,873	0.1
24,971		Vicinity Centres	44,479	0.5
919		Washington H Soul Pattinson & Co. Ltd.	14,227	0.2
1,269		Woolworths Group Ltd	30,939	0.3
			741,192	8.0

		Belgium: 0.3%
586		Colruyt S.A.	30,534	0.3

		China: 0.3%
7,000		BOC Hong Kong Holdings Ltd.	26,673	0.3

		Denmark: 2.6%
478		Carlsberg A/S	65,290	0.7
581		Coloplast A/S	67,858	0.8
2,128		Novo Nordisk A/S	102,185	1.1
			235,333	2.6

		Finland: 2.2%
1,437		Nokian Renkaat OYJ	41,197	0.5
5,742		Nordea Bank Abp	36,849	0.4
381		Orion OYJ	13,034	0.1
1,485		Sampo OYJ	61,662	0.7
1,699		UPM-Kymmene OYJ	45,797	0.5
			198,539	2.2

		France: 8.4%
1,152		Alstom SA	49,615	0.5
1,386		Bouygues SA	49,618	0.5
88		Covivio	8,996	0.1
1,952		Credit Agricole SA	23,237	0.3
812		Danone	70,473	0.8
269		Edenred	13,499	0.1
584		Eiffage SA	57,707	0.6
4,640		Engie SA	71,408	0.8
2,256		Getlink SE	32,575	0.4
1,486		Klepierre SA	45,838	0.5
1,740		Orange SA	25,791	0.3
378		Peugeot S.A.	8,922	0.1
1,337		Sanofi	111,415	1.2
234		Societe BIC S.A.	16,307	0.2
2,004		Societe Generale	49,087	0.5
524		Sodexo SA	60,124	0.6
2,289		SUEZ	33,651	0.4
585		Total SA	30,321	0.3
132		Vinci SA	13,578	0.2
			772,162	8.4

		Germany: 5.4%
62		Adidas AG	19,762	0.2
1,309		Aroundtown SA	10,443	0.1
1,049		BASF SE	69,637	0.8
496		Deutsche Boerse AG	68,856	0.7
1,409		Deutsche Lufthansa AG	22,330	0.2
2,203		Deutsche Post AG	71,656	0.8
3,714		Deutsche Telekom AG	60,839	0.7
245		Deutsche Wohnen SE	8,935	0.1
353		Hannover Rueck SE	55,046	0.6
244		SAP SE	29,826	0.3
344		Siemens AG	37,439	0.4
11,393		Telefonica Deutschland Holding AG	28,768	0.3
1,498		TUI AG	14,874	0.2
			498,411	5.4

		Hong Kong: 3.4%
5,000		CK Hutchison Holdings Ltd.	46,725	0.5
5,500		CLP Holdings Ltd.	59,800	0.6
2,800		Hang Seng Bank Ltd.	66,550	0.7
21,000		HKT Trust / HKT Ltd.	33,587	0.3
400		Jardine Matheson Holdings Ltd.	24,278	0.3
5,000		NWS Holdings Ltd.	9,283	0.1
28,000		PCCW Ltd.	15,968	0.2
8,500		Power Assets Holdings Ltd.	60,752	0.7
			316,943	3.4

		Ireland: 0.2%
4,225		AIB Group PLC	14,499	0.2

		Israel: 1.7%
5,867		Bank Hapoalim BM	44,370	0.5
6,176		Bank Leumi Le-Israel BM	44,927	0.5
86		Elbit Systems Ltd.	13,759	0.1
3,096		Israel Chemicals Ltd.	16,663	0.2
4,798		Israel Discount Bank Ltd.	20,708	0.2
743	(1)	Mizrahi Tefahot Bank Ltd.	17,828	0.2
			158,255	1.7

		Italy: 4.1%
3,731		Assicurazioni Generali S.p.A.	69,585	0.8
1,298		Enel S.p.A.	8,879	0.1
4,170		ENI S.p.A.	65,141	0.7
30,772		Intesa Sanpaolo SpA	66,742	0.7
5,611		Mediobanca Banca di Credito Finanziario SpA	56,200	0.6
1,105		Recordati S.p.A.	49,487	0.5
11,297		Snam SpA	55,466	0.6
1,379		Terna Rete Elettrica Nazionale SpA	8,398	0.1
			379,898	4.1

Voya International High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: 24.0%
400		ABC-Mart, Inc.	$25,281	0.3
1,000		Alfresa Holdings Corp.	24,110	0.3
1,600		ANA Holdings, Inc.	53,703	0.6
1,000		Aozora Bank Ltd.	22,917	0.2
2,400		Canon, Inc.	65,091	0.7
18		Daiwa House REIT Investment Corp.	44,056	0.5
9,600		Daiwa Securities Group, Inc.	41,391	0.4
1,400		Fuji Film Holdings Corp.	66,358	0.7
700		Hamamatsu Photonics KK	25,959	0.3
1,500		Japan Airlines Co. Ltd.	46,973	0.5
4,000		Japan Post Holdings Co. Ltd.	39,210	0.4
5		Japan Prime Realty Investment Corp.	22,103	0.2
19		Japan Retail Fund Investment Corp.	38,280	0.4
3,200		JFE Holdings, Inc.	42,307	0.5
700		Kajima Corp.	9,003	0.1
1,000		Konami Holdings Corp.	42,430	0.5
5,000		Konica Minolta, Inc.	41,436	0.5
200		Kyocera Corp.	12,189	0.1
1,600		Kyushu Railway Co.	45,587	0.5
800		Lawson, Inc.	39,977	0.4
400		Maruichi Steel Tube Ltd.	10,531	0.1
400		McDonald's Holdings Co. Japan Ltd.	17,961	0.2
1,600		Medipal Holdings Corp.	33,987	0.4
500		MEIJI Holdings Co., Ltd.	34,722	0.4
2,600		Mitsubishi Corp.	69,816	0.8
1,500		Mitsubishi Heavy Industries Ltd.	61,877	0.7
4,300		Mitsui & Co., Ltd.	69,905	0.8
1,400		MS&AD Insurance Group Holdings, Inc.	45,890	0.5
48,500		Mizuho Financial Group, Inc.	68,837	0.7
1,500		NEC Corp.	61,319	0.7
14		Nippon Prologis REIT, Inc.	33,660	0.4
8		Nippon Building Fund, Inc.	56,152	0.6
800		Nippon Electric Glass Co., Ltd.	17,891	0.2
2,200		Nippon Steel Corp.	34,468	0.4
7,400		Nissan Motor Co., Ltd.	48,099	0.5
3,200		NTT DoCoMo, Inc.	76,728	0.8
400		Oracle Corp. Japan	33,212	0.4
800		ORIX Corp.	11,418	0.1
4,800		Ricoh Co., Ltd.	43,965	0.5
600		Sankyo Co., Ltd.	20,656	0.2
3,600		Seiko Epson Corp.	52,976	0.6
3,800		Sekisui House Ltd.	63,891	0.7
1,600		Seven & I Holdings Co., Ltd.	54,605	0.6
2,400		Subaru Corp.	55,935	0.6
4,300		Sumitomo Corp.	63,806	0.7
1,400		Sumitomo Mitsui Financial Group, Inc.	48,958	0.5
1,100		Sundrug Co., Ltd.	30,414	0.3
400		Suzuken Co., Ltd.	22,043	0.2
300		Taisei Corp.	10,350	0.1
2,100		Teijin Ltd.	36,331	0.4
800		Toyo Suisan Kaisha Ltd.	32,170	0.3
18		United Urban Investment Corp.	30,454	0.3
800		West Japan Railway Co.	65,486	0.7
10,300		Yamada Denki Co., Ltd.	45,433	0.5
			2,212,307	24.0

		Luxembourg: 0.4%
405		RTL Group SA	19,978	0.2
988		SES S.A. - Luxembourg	16,362	0.2
			36,340	0.4

		Netherlands: 7.4%
2,635	(2)	ABN AMRO Bank NV	52,746	0.6
3,888		ING Groep NV	43,140	0.5
2,966		Koninklijke Ahold Delhaize NV	67,367	0.7
9,125		Koninklijke KPN NV	26,020	0.3
1,328		NN Group NV	49,894	0.5
6,937		Royal Dutch Shell PLC - Class A	218,484	2.4
2,632	(1)	Unilever NV	152,561	1.6
982		Wolters Kluwer NV	71,181	0.8
			681,393	7.4

		New Zealand: 0.2%
7,460		Spark New Zealand Ltd.	19,446	0.2

		Norway: 1.0%
2,456		Mowi ASA	59,025	0.6
4,151		Orkla ASA	35,307	0.4
			94,332	1.0

		Singapore: 2.3%
18,000		ComfortDelgro Corp., Ltd.	35,280	0.4
500		Jardine Cycle & Carriage Ltd.	12,234	0.1
2,600		SATS Ltd	9,059	0.1
2,900		Singapore Airlines Ltd.	20,303	0.2
5,100		Singapore Exchange Ltd.	29,261	0.3
28,100		Singapore Telecommunications Ltd.	67,783	0.7
8,800		Singapore Technologies Engineering Ltd.	26,992	0.3
14,300		Yangzijiang Shipbuilding Holdings Ltd.	14,746	0.2
			215,658	2.3

		Spain: 2.6%
327	(2)	Aena SME SA	59,279	0.7
274		Amadeus IT Group SA	21,412	0.2
1,822		Enagas	39,746	0.4
2,236		Endesa S.A.	55,248	0.6
2,297		Ferrovial SA - FERE	59,754	0.7
			235,439	2.6

		Sweden: 0.7%
3,294		Swedbank AB	44,857	0.5
428		Swedish Match AB	16,330	0.2
			61,187	0.7

Switzerland: 8.2%
24	Givaudan	63,830	0.7

Voya International High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Switzerland: (continued)
133	Kuehne & Nagel International AG	$19,583	0.2
2,380	Nestle SA	252,488	2.8
1,635	Novartis AG	149,928	1.6
659	Roche Holding AG	176,391	1.9
267	Zurich Insurance Group AG	92,871	1.0
		755,091	8.2

	United Kingdom: 13.6%
1,650	Admiral Group PLC	43,392	0.5
7,602	(2) Auto Trader Group PLC	49,904	0.5
12,597	Aviva PLC	61,847	0.7
10,632	BAE Systems PLC	70,636	0.8
9,293	Barclays PLC	17,395	0.2
25,976	BT Group PLC	60,845	0.7
1,807	Bunzl PLC	47,099	0.5
43,835	Centrica PLC	40,354	0.4
1,171	Coca-Cola European Partners PLC - USD	64,733	0.7
3,055	Compass Group PLC	77,293	0.8
339	Diageo PLC	14,136	0.1
11,630	Direct Line Insurance Group PLC	45,493	0.5
6,147	Evraz PLC	48,148	0.5
5,817	GlaxoSmithKline PLC	120,301	1.3
1,953	Investec PLC - INVP - GBP	11,112	0.1
17,538	J Sainsbury PLC	41,850	0.5
20,432	Legal & General Group PLC	64,796	0.7
17,754	Marks & Spencer Group PLC	44,623	0.5
727	Next PLC	53,514	0.6
2,222	Persimmon PLC	54,214	0.6
1,839	Relx PLC (EUR Exchange)	43,681	0.5
27,479	Taylor Wimpey PLC	53,841	0.6
41,815	Vodafone Group PLC	76,103	0.8
18,666	WM Morrison Supermarkets PLC	44,077	0.5
		1,249,387	13.6

	Total Common Stock
	(Cost $9,290,447)	8,933,019	97.0

EXCHANGE-TRADED FUNDS: 2.5%
3,630	iShares MSCI EAFE ETF	233,953	2.5

	Total Exchange-Traded Funds
	(Cost $235,411)	233,953	2.5

	Total Long-Term Investments
	(Cost $9,525,858)	9,166,972	99.5

SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
17,000	(3) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.200%
	(Cost $17,000)	$17,000	0.2

	Total Short-Term Investments
	(Cost $17,000)	17,000	0.2

	Total Investments in Securities (Cost $9,542,858)	$9,183,972	99.7
	Assets in Excess of Other Liabilities	30,102	0.3
	Net Assets	$9,214,074	100.0

(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of July 31, 2019.

Sector Diversification	Percentage of Net Assets
Financials	17.3%
Industrials	17.1
Consumer Staples	12.9
Health Care	10.0
Consumer Discretionary	8.4
Communication Services	6.7
Materials	5.8
Utilities	5.5
Information Technology	5.1
Real Estate	4.6
Energy	3.6
Exchange-Traded Funds	2.5
Short-Term Investments	0.2
Assets in Excess of Other Liabilities	0.3
Net Assets	100.0%

Voya International High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$741,192	$–	$741,192
Belgium	–	30,534	–	30,534
China	–	26,673	–	26,673
Denmark	–	235,333	–	235,333
Finland	36,849	161,690	–	198,539
France	173,244	598,918	–	772,162
Germany	28,768	469,643	–	498,411
Hong Kong	33,587	283,356	–	316,943
Ireland	14,499	–	–	14,499
Israel	–	158,255	–	158,255
Italy	–	379,898	–	379,898
Japan	–	2,212,307	–	2,212,307
Luxembourg	36,340	–	–	36,340
Netherlands	–	681,393	–	681,393
New Zealand	–	19,446	–	19,446
Norway	–	94,332	–	94,332
Singapore	–	215,658	–	215,658
Spain	–	235,439	–	235,439
Sweden	–	61,187	–	61,187
Switzerland	–	755,091	–	755,091
United Kingdom	64,733	1,184,654	–	1,249,387
Total Common Stock	388,020	8,544,999	–	8,933,019
Exchange-Traded Funds	233,953	–	–	233,953
Short-Term Investments	17,000	–	–	17,000
Total Investments, at fair value	$638,973	$8,544,999	$–	$9,183,972

(1)	For the period ended July 31, 2019, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At July 31, 2019, securities valued at $60,589 and $178,069 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $9,548,568.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$519,432
Gross Unrealized Depreciation	(884,860)

Net Unrealized Depreciation	$(365,428)

Voya International Real Estate Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Australia: 11.0%
121,329		Abacus Property Group	$343,441	0.5
388,627		Centuria Capital Group	516,908	0.8
408,837		Centuria Metropolitan REIT	791,220	1.1
445,193		Charter Hall Education Trust	1,150,802	1.7
69,022		Dexus	617,330	0.9
638,843		Ingenia Communities Group	1,489,208	2.2
1,205,191		Mirvac Group	2,648,166	3.8
			7,557,075	11.0

		Austria: 0.4%
7,936		CA Immobilien Anlagen AG	279,369	0.4

		Belgium: 1.1%
12,294		Shurgard Self Storage SA	428,019	0.6
2,027		Warehouses De Pauw SCA	338,828	0.5
			766,847	1.1

		Canada: 5.2%
10,000		Canadian Apartment Properties REIT	369,071	0.5
101,800		Chartwell Retirement Residences	1,186,304	1.7
18,700		First Capital Realty, Inc.	309,589	0.5
31,300		Killam Apartment Real Estate Investment Trust	465,065	0.7
50,213		SmartCentres Real Estate Investment Trust	1,232,307	1.8
			3,562,336	5.2

		Finland: 0.8%
41,089		Kojamo Oyj	578,577	0.8

		France: 3.4%
3,918		Covivio	400,544	0.6
4,283		Gecina S.A.	657,143	0.9
9,676		Unibail-Rodamco-Westfield	1,296,075	1.9
			2,353,762	3.4

		Germany: 8.8%
92,213		Aroundtown SA	735,652	1.1
10,395		Deutsche Euroshop AG	281,238	0.4
21,700		Deutsche Wohnen SE	791,361	1.1
8,687		LEG Immobilien AG	1,001,797	1.4
20,574		TAG Immobilien AG	484,339	0.7
18,230		TLG Immobilien AG	535,797	0.8
46,302		Vonovia SE	2,260,670	3.3
			6,090,854	8.8

		Hong Kong: 16.0%
306,000		Hysan Development Co., Ltd.	1,457,794	2.1
184,500		Kerry Properties Ltd.	692,799	1.0
377,000		Link REIT	4,384,957	6.4
1,300,000		New World Development Ltd.	1,830,388	2.7
1,252,000		Sino Land Co.	2,027,460	2.9
104,000		Wheelock & Co., Ltd.	654,454	0.9
			11,047,852	16.0

		Ireland: 1.3%
244,139		Green REIT plc	483,498	0.7
244,192		Hibernia REIT plc	418,420	0.6
			901,918	1.3

		Japan: 25.4%
34,500		Aeon Mall Co., Ltd.	529,635	0.8
625		Aeon REIT Investment Corp.	811,943	1.2
1,515		GLP J-Reit	1,690,606	2.4
1,863		Japan Hotel REIT Investment Corp.	1,555,642	2.3
62		Kenedix Office Investment Corp.	445,263	0.6
180		Kenedix Retail REIT Corp.	430,446	0.6
1,235		LaSalle Logiport REIT	1,544,283	2.2
180,000		Mitsubishi Estate Co., Ltd.	3,313,251	4.8
159		Mitsubishi Estate Logistics REIT Investment Corp.	440,277	0.6
54,356		Mitsui Fudosan Co., Ltd.	1,227,042	1.8
558		Mori Hills REIT Investment Corp.	821,062	1.2
273		Nippon Prologis REIT, Inc.	656,377	0.9
27,400		Nomura Real Estate Holdings, Inc.	554,850	0.8
838		Orix JREIT, Inc.	1,626,454	2.4
917	(1)	Sankei Real Estate, Inc.	1,002,879	1.5
76,900		Tokyo Tatemono Co., Ltd.	897,274	1.3
			17,547,284	25.4

		Luxembourg: 0.5%
15,745		Grand City Properties SA	354,715	0.5

		Netherlands: 0.5%
7,458		NSI NV	316,697	0.5

		Norway: 1.2%
55,764	(2)	Entra ASA	808,858	1.2

		Singapore: 5.5%
225,900		City Developments Ltd.	1,585,221	2.3
1,953,300		Mapletree Logistics Trust	2,184,167	3.2
			3,769,388	5.5

		Spain: 1.7%
57,961		Inmobiliaria Colonial Socimi SA	648,046	1.0
35,705		Merlin Properties Socimi SA	487,503	0.7
			1,135,549	1.7

Voya International Real Estate Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Sweden: 4.8%
50,206	Castellum AB	$1,019,212	1.5
53,570	Fabege AB	826,701	1.2
14,079	Hufvudstaden AB	247,972	0.3
36,518	Pandox AB	665,791	1.0
40,016	Wihlborgs Fastigheter AB	581,780	0.8
		3,341,456	4.8

	Switzerland: 0.8%
6,593	Swiss Prime Site AG	580,477	0.8

	United Kingdom: 9.3%
42,448	Big Yellow Group PLC	510,532	0.7
75,024	Capital & Counties Properties PLC	180,392	0.3
89,944	CLS Holdings PLC	248,842	0.4
288,536	Grainger PLC	797,921	1.1
13,682	Land Securities Group PLC	132,411	0.2
99,252	Safestore Holdings PLC	754,378	1.1
119,035	Segro PLC	1,104,448	1.6
213,636	Target Healthcare REIT Ltd.	289,421	0.4
222,475	Tritax Big Box REIT Plc	413,498	0.6
194,185	(2) Tritax EuroBox PLC	219,715	0.3
104,730	Unite Group PLC	1,313,343	1.9
46,657	Workspace Group PLC	479,166	0.7
		6,444,067	9.3

	Total Common Stock (Cost $57,974,905)	67,437,081	97.7

CLOSED-END FUNDS: 0.4%
	United Kingdom: 0.4%
249,541	Picton Property Income Ltd.	279,797	0.4

	Total Closed-End Funds (Cost $302,605)	279,797	0.4

	Total Long-Term Investments (Cost $58,277,510)	67,716,878	98.1

SHORT-TERM INVESTMENTS: 1.6%
	Mutual Funds: 1.6%
1,083,892	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.230% (Cost $1,083,891)	1,083,891	1.6

	Total Short-Term Investments (Cost $1,083,891)	1,083,891	1.6

	Total Investments in Securities (Cost $59,361,401)	$68,800,769	99.7
	Assets in Excess of Other Liabilities	211,733	0.3
	Net Assets	$69,012,502	100.0

(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of July 31, 2019.

REIT Diversification	Percentage of Net Assets
Real Estate Operating Companies	22 .3%
Diversified Real Estate Activities	15 .6
Industrial REITs	12 .0
Retail REITs	11 .9
Office REITs	11 .1
Diversified REITs	7 .4
Residential REITs	5 .3
Specialized REITs	3 .5
Real Estate Development	2 .9
Hotel & Resort REITs	2 .3
Health Care Facilities	1 .7
Hotels, Resorts & Cruise Lines	1 .0
Asset Management & Custody Banks	0 .7
Health Care REITs	0 .4
Assets in Excess of Other Liabilities*	1 .9
Net Assets	100 .0%

*	Includes short-term investments.

Voya International Real Estate Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$2,458,930	$5,098,145	$–	$7,557,075
Austria	279,369	–	–	279,369
Belgium	766,847	–	–	766,847
Canada	3,562,336	–	–	3,562,336
Finland	578,577	–	–	578,577
France	2,353,762	–	–	2,353,762
Germany	817,035	5,273,819	–	6,090,854
Hong Kong	–	11,047,852	–	11,047,852
Ireland	–	901,918	–	901,918
Japan	1,690,606	15,856,678	–	17,547,284
Luxembourg	–	354,715	–	354,715
Netherlands	–	316,697	–	316,697
Norway	–	808,858	–	808,858
Singapore	–	3,769,388	–	3,769,388
Spain	648,046	487,503	–	1,135,549
Sweden	–	3,341,456	–	3,341,456
Switzerland	–	580,477	–	580,477
United Kingdom	3,080,260	3,363,807	–	6,444,067
Total Common Stock	16,235,768	51,201,313	–	67,437,081
Closed-End Funds	279,797	–	–	279,797
Short-Term Investments	1,083,891	–	–	1,083,891
Total Investments, at fair value	$17,599,456	$51,201,313	$–	$68,800,769

(1)	For the period ended July 31, 2019, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At July 31, 2019, securities valued at $4,665,271 and $10,741,101 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $61,785,413.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$8,853,773
Gross Unrealized Depreciation	(1,855,055)

Net Unrealized Appreciation	$6,998,718

PORTFOLIO OF INVESTMENTS
Voya Multi-Manager Emerging Markets Equity Fund	as of July 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 92.5%
		Argentina: 0.6%
125,900		Arcos Dorados Holdings, Inc.	$1,000,905	0.2
3,237		Banco Macro SA ADR	224,259	0.1
34,473	(1),(2)	Cresud SACIF y A ADR	350,246	0.1
43,260		Grupo Supervielle SA ADR	333,102	0.1
37,800	(2)	IRSA Inversiones y Representaciones SA ADR	389,340	0.1
1,047		IRSA Propiedades Comerciales SA ADR	21,987	0.0
			2,319,839	0.6

		Brazil: 8.7%
120,400		Atacadao Distribuicao Comercio e Industria Ltd.	725,615	0.2
357,670	(2)	B2W Cia Digital	3,536,072	0.9
162,301		Banco Bradesco SA ADR	1,467,201	0.4
49,913		Banco do Brasil S.A.	645,827	0.2
103,700		Banco Santander Brasil S.A. ADR	1,169,736	0.3
42,727		Banco Santander Brasil SA	484,553	0.1
182,369	(2)	Biotoscana Investments SA	460,181	0.1
13,400	(2)	Braskem SA ADR	237,595	0.1
228,200	(2)	BRF SA ADR	1,983,058	0.5
47,900		Centrais Eletricas Brasileiras SA	492,009	0.1
30,830		Cia de Saneamento Basico do Estado de Sao Paulo	429,448	0.1
62,990		EDP - Energias do Brasil S.A.	316,242	0.1
382,000		Fleury SA	2,325,222	0.6
54,300		Hypera S.A.	432,397	0.1
574,700		International Meal Co. Alimentacao SA	1,404,995	0.3
106,904		IRB Brasil Resseguros S/A	2,626,135	0.6
276,314		Itau Unibanco Holding SA ADR	2,528,273	0.6
71,802		Kroton Educacional SA	234,050	0.1
829,000		Movida Participacoes SA	3,214,904	0.8
51,250		MRV Engenharia e Participacoes SA	271,267	0.1
173,300		Petroleo Brasileiro SA ADR	2,608,165	0.6
353,300	(2)	Rumo SA	2,016,291	0.5
1,486		Telefonica Brasil SA	17,456	0.0
78,000		Telefonica Brasil SA ADR	1,063,920	0.3
344,959		Tim Participacoes SA	1,107,275	0.3
187,736		Vale SA ADR	2,438,691	0.6
65,860		YDUQS Part	596,068	0.1
			34,832,646	8.7

		Chile: 0.3%
12,700		Cia Cervecerias Unidas SA ADR	355,092	0.1
27,900	(1)	Sociedad Quimica y Minera de Chile SA ADR	822,771	0.2
			1,177,863	0.3

		China: 31.2%
424,000		Air China Ltd. - H Shares	411,760	0.1
115,760	(2)	Alibaba Group Holding Ltd. ADR	20,039,214	5.0
1,927,000	(3)	A-Living Services Co. Ltd.	3,814,870	1.0
62,000		Anhui Conch Cement Co., Ltd. - H Shares	358,003	0.1
349,000		Anta Sports Products Ltd.	2,605,262	0.7
21,000	(2)	Baidu, Inc. ADR	2,345,700	0.6
87,600	(2)	Baozun, Inc. ADR	4,345,836	1.1
5,087	(2)	BeiGene Ltd. ADR	698,648	0.2
45,000		Beijing Enterprises Holdings Ltd.	219,700	0.1
3,541,900		Beijing Enterprises Water Group Ltd.	1,864,265	0.5
11,300	(2)	Bitauto Holdings Ltd. ADR	128,933	0.0
188,000		China Communications Services Corp., Ltd. - H Shares	130,887	0.0
1,890,000		China Construction Bank - H Shares	1,451,011	0.4
806,000		China Education Group Holdings Ltd.	1,251,631	0.3
538,000		China Everbright Bank Co. Ltd. - H Shares	241,948	0.1
187,000		China Life Insurance Co., Ltd. - H Shares	476,321	0.1
207,000		China Mengniu Dairy Co., Ltd.	835,254	0.2
199,500		China Merchants Bank Co., Ltd. - H Shares	988,303	0.2
265,500		China Mobile Ltd.	2,257,913	0.6
25,600		China Mobile Ltd-SPON ADR	1,090,560	0.3
92,000		China Overseas Land & Investment Ltd.	313,634	0.1
2,149,650		China Petroleum & Chemical Corp. - H Shares	1,380,099	0.3
48,500		China Railway Construction Corp. Ltd. - H Shares	56,038	0.0
356,000		China Resources Cement Holdings Ltd. - H Shares	325,348	0.1
197,300		China Vanke Co. Ltd. - H Shares	741,075	0.2
5,400		CNOOC Ltd. ADR	892,782	0.2
453,000		Country Garden Holdings Co. Ltd.	610,329	0.2
37,600	(2)	Ctrip.com International Ltd. ADR	1,465,648	0.4

PORTFOLIO OF INVESTMENTS
Voya Multi-Manager Emerging Markets Equity Fund	as of July 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
124,000		Dongfeng Motor Group Co., Ltd. - H Shares	$110,597	0.0
3,137,000		Fu Shou Yuan International Group Ltd.	2,680,597	0.7
123,000		Geely Automobile Holdings Ltd.	187,591	0.0
330,000	(2)	Genscript Biotech Corp. - H Shares	806,595	0.2
116,500		Great Wall Motor Co. Ltd. - H Shares	78,919	0.0
99,000		Haier Electronics Group Co. Ltd.	232,678	0.1
37,000		Hengan International Group Co., Ltd.	279,854	0.1
148,000		Huadian Power International Co. - H Shares	61,946	0.0
42,610		Huazhu Group Ltd. ADR	1,395,904	0.3
53,700	(2)	HUYA, Inc. ADR	1,217,379	0.3
4,368,000		Industrial & Commercial Bank of China - H Shares	2,933,316	0.7
91,900	(2)	JD.com, Inc. ADR	2,748,729	0.7
149,000		Jiangxi Copper Co., Ltd. - H Shares	184,403	0.0
946,000		Kunlun Energy Co. Ltd.	825,033	0.2
21,494		Kweichow Moutai Co. Ltd. - A Shares	3,014,388	0.8
23,021		Kweichow Moutai Co. Ltd. - A Shares	3,228,539	0.8
88,000		Nexteer Automotive Group Ltd.	91,458	0.0
11,400		PetroChina Co., Ltd. ADR	604,998	0.2
1,096,000		Ping An Insurance Group Co. of China Ltd. - H Shares	12,917,252	3.2
275,000	(3)	Postal Savings Bank of China Co. Ltd. - H Shares	159,926	0.0
91,000		Shenzhou International Group Holdings Ltd.	1,255,137	0.3
69,500	(2)	Sina Corp.	2,718,840	0.7
524,000		Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	182,815	0.0
77,400	(1),(2)	Sohu.com Ltd. ADR	943,506	0.2
444,600		Tencent Holdings Ltd.	20,715,236	5.2
23,026	(1),(2)	Tencent Music Entertainment Group ADR	328,581	0.1
656,000		Tingyi Cayman Islands Holding Corp.	979,024	0.2
362,000		Tsingtao Brewery Co., Ltd. - H Shares	2,117,246	0.5
1,118,600		Uni-President China Holdings Ltd.	1,323,032	0.3
399,000		Want Want China Holdings Ltd.	310,322	0.1
15,070	(2)	Weibo Corp. ADR	590,292	0.1
225,612		Weichai Power Co. Ltd. - H Shares	347,621	0.1
311,300		Wuliangye Yibin Co. Ltd. - A Shares	5,407,784	1.3
196,000		Yanzhou Coal Mining Co., Ltd. - H Shares	172,511	0.0
44,200	(3)	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. - H Shares	222,608	0.1
177,000		Yihai International Holding Ltd.	939,197	0.2
19,210		Yum China Holdings, Inc.	874,055	0.2
4,600	(2)	YY, Inc. ADR	295,274	0.1
524,000		Zijin Mining Group Co., Ltd. - H Shares	209,711	0.1
			125,033,866	31.2

		Egypt: 0.8%
1,235,796	(2)	Cleopatra Hospital	455,490	0.1
462,612		Commercial International Bank Egypt SAE	2,022,355	0.5
1,100,345		Juhayna Food Industries	665,050	0.2
			3,142,895	0.8

		Georgia: 0.3%
78,172		Bank of Georgia Group PLC	1,336,615	0.3

		Germany: 0.5%
43,700	(2),(3)	Delivery Hero SE	2,099,149	0.5

		Hong Kong: 0.7%
438,200		Galaxy Entertainment Group Ltd.	2,982,958	0.7

		Hungary: 0.6%
34,206		MOL Hungarian Oil & Gas PLC	347,146	0.1
50,644		OTP Bank Nyrt	2,109,118	0.5
			2,456,264	0.6

		India: 8.0%
45,840		Aurobindo Pharma Ltd.	379,867	0.1
68,200		Bharat Petroleum Corp. Ltd.	340,887	0.1
483,500		Cholamandalam Investment and Finance Co. Ltd.	1,815,685	0.5
29,051		Glenmark Pharmaceuticals Ltd.	179,409	0.0
13,897		Graphite India Ltd.	61,877	0.0
418,882		GRUH Finance Ltd.	1,498,630	0.4
51,135		HCL Technologies Ltd.	766,825	0.2
47,455		HDFC Bank Ltd. ADR	5,456,376	1.4
54,250		HDFC Bank Ltd. - Foreign Premium	1,769,612	0.4
2,029		HEG Ltd.	28,929	0.0
42,205		Housing Development Finance Corp.	1,297,559	0.3
146,927		Indian Oil Corp. Ltd.	296,365	0.1
285,035	(2),(3)	Lemon Tree Hotels Ltd.	246,501	0.1
62,984		Lupin Ltd.	700,300	0.2
71,000	(2)	Oberoi Realty Ltd.	565,278	0.1

PORTFOLIO OF INVESTMENTS
Voya Multi-Manager Emerging Markets Equity Fund	as of July 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		India: (continued)
158,016		Oil & Natural Gas Corp., Ltd.	$317,938	0.1
118,465		Phoenix Mills Ltd.	1,103,552	0.3
59,600	(2),(3)	Quess Corp. Ltd.	379,158	0.1
18,000		Reliance Industries Ltd. GDR	603,147	0.1
682,926		Reliance Industries Ltd.	11,512,550	2.9
50,825		Tata Chemicals Ltd.	424,869	0.1
73,185	(2)	Tata Motors Ltd.	143,166	0.0
107,000		Titan Co., Ltd.	1,637,455	0.4
70,235		Zee Entertainment Enterprises Ltd.	367,699	0.1
			31,893,634	8.0

		Indonesia: 1.8%
2,318,600		Astra International Tbk PT	1,149,167	0.3
409,500		Bank Central Asia Tbk PT	899,008	0.2
10,372,600		Bank Rakyat Indonesia	3,286,848	0.8
9,100,000	(2)	Bank Tabungan Pensiunan Nasional Syariah Tbk PT	2,058,001	0.5
			7,393,024	1.8

		Kenya: 0.3%
4,825,000		Safaricom PLC	1,270,591	0.3

		Kuwait: 0.3%
112,455		Humansoft Holding Co. KSC	1,208,042	0.3

		Malaysia: 0.6%
1,084,000		Malaysia Airports Holdings Bhd	2,195,738	0.6
662,587		UEM Sunrise Bhd	127,970	0.0
			2,323,708	0.6

		Mexico: 3.9%
125,118		Alfa SA de CV	108,380	0.0
40,656		America Movil SAB de CV ADR	568,777	0.1
256,000		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR	1,817,600	0.5
99,110		Cemex SAB de CV ADR	352,832	0.1
43,767		Coca-Cola Femsa SA de CV ADR	2,684,668	0.7
144,870		Fibra Uno Administracion SA de CV	186,495	0.1
5,500		Fomento Economico Mexicano SAB de CV ADR	498,850	0.1
33,669		Grupo Aeroportuario del C	206,894	0.1
269,197		Grupo Financiero Banorte	1,346,705	0.3
92,600		Grupo Lala SAB de CV	100,265	0.0
181,600		Grupo Televisa SAB ADR	1,727,016	0.4
165,700		Kimberly-Clark de Mexico SA de CV	343,786	0.1
578,400		Qualitas Controladora SAB de CV	1,802,166	0.5
358,000		Regional SAB de CV	1,711,749	0.4
618,800		Unifin Financiera SAPI de CV SOFOM ENR	1,303,553	0.3
296,152		Wal-Mart de Mexico SAB de CV	873,910	0.2
			15,633,646	3.9

		Netherlands: 0.1%
134,724		VEON Ltd. ADR	421,686	0.1

		Peru: 0.4%
87,300		Cia de Minas Buenaventura SAA ADR	1,330,452	0.3
1,625		Credicorp Ltd.	354,234	0.1
			1,684,686	0.4

		Philippines: 2.2%
3,637,400		Ayala Land, Inc.	3,546,746	0.9
12,483,000		Bloomberry Resorts Corp.	2,808,385	0.7
941,130		International Container Terminal Services, Inc.	2,496,734	0.6
			8,851,865	2.2

		Poland: 0.5%
5,250	(2)	Grupa Lotos SA	117,927	0.0
20,350		KRUK SA	970,940	0.3
19,939		Polski Koncern Naftowy Orlen	499,600	0.1
43,860		Powszechna Kasa Oszczednosci Bank Polski SA	461,869	0.1
			2,050,336	0.5

		Russia: 5.2%
18,550		Alrosa AO	23,722	0.0
296,712	(2)	Alrosa PJSC	379,442	0.1
428,270		Gazprom PJSC ADR	3,130,654	0.8
28,391		Lukoil PJSC ADR	2,312,447	0.6
3,093		Magnit OJSC	183,607	0.1
177,714	(2)	Magnitogorsk Iron & Steel Works	119,317	0.0
13,604	(2)	Mail.ru Group Ltd. GDR	348,900	0.1
22,026		MMC Norilsk Nickel PJSC ADR	502,413	0.1
39,400		Mobile TeleSystems PJSC ADR	321,898	0.1
421,388		Rosneft Oil Co. PJSC GDR	2,779,533	0.7
11,682,697	(2)	RusHydro JSC	103,671	0.0
382,595		Sberbank PAO ADR	5,708,317	1.4
12,142		Severstal PJSC GDR	195,365	0.0
7,173		Tatneft PJSC ADR	500,532	0.1
21,438		X5 Retail Group N.V. GDR	716,887	0.2
92,500	(2)	Yandex NV	3,627,850	0.9
			20,954,555	5.2

PORTFOLIO OF INVESTMENTS
Voya Multi-Manager Emerging Markets Equity Fund	as of July 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Saudi Arabia: 0.1%
11,300		Leejam Sports Co. JSC	$239,962	0.1

		South Africa: 3.3%
30,451		Absa Group Ltd.	337,415	0.1
672,000		Advtech Ltd.	592,648	0.1
6,343		AngloGold Ashanti Ltd.	109,002	0.0
87,973	(1),(2)	Impala Platinum Holdings Ltd.	469,323	0.1
1,632	(2)	MultiChoice Group Ltd.	15,293	0.0
36,946		Naspers Ltd.	9,005,968	2.2
19,537		Spar Group Ltd.	249,724	0.1
1,637,110		Transaction Capital Ltd.	2,625,083	0.7
			13,404,456	3.3

		South Korea: 9.7%
6,293		Cheil Worldwide, Inc.	143,615	0.0
4,120		Doosan Bobcat, Inc.	124,470	0.0
5,669		GS Engineering & Construction Corp.	161,461	0.0
4,064		GS Holdings Corp.	172,178	0.0
21,793		Hana Financial Group, Inc.	637,883	0.2
1,244		Lotte Chemical Corp.	243,116	0.1
3,031		Hyosung Corp.	208,283	0.1
3,643		Hyundai Glovis Co., Ltd.	472,059	0.1
5,027		Hyundai Marine & Fire Insurance Co., Ltd.	118,540	0.0
35,320		Industrial Bank Of Korea	391,224	0.1
6,737		KEPCO Plant Service & Engineering Co. Ltd.	180,954	0.1
21,220		Kia Motors Corp.	781,638	0.2
7,720		Koh Young Technology, Inc.	539,113	0.1
3,690		KT Corp.	86,255	0.0
8,915		KT&G Corp.	723,927	0.2
1,659		Kumho Petrochemical Co. Ltd.	113,768	0.0
53,200	(1),(2)	LG Display Co. Ltd. ADR	320,796	0.1
17,329	(2)	LG Display Co., Ltd.	210,552	0.1
9,498		LG Electronics, Inc.	520,103	0.1
79,404		LG Uplus Corp.	869,547	0.2
1,140		Lotte Chilsung Beverage Co., Ltd.	139,718	0.0
1,902		Lotte Confectionery Co. Ltd	237,205	0.1
8,743		Lotte Corp.	250,105	0.1
4,803		Naver Corp.	557,230	0.1
2,073		Posco	390,724	0.1
3,375		Samsung Electronics Co., Ltd. GDR	3,234,384	0.8
228,453		Samsung Electronics Co., Ltd.	8,652,592	2.2
8,866		Samsung Life Insurance Co. Ltd.	569,155	0.1
14,200		Samsung SDI Co., Ltd.	2,957,182	0.7
32,940		Shinhan Financial Group Co., Ltd.	1,206,547	0.3
106,183		SK Hynix, Inc.	6,797,212	1.7
10,508		SK Telecom Co., Ltd.	2,199,655	0.6
192,100		SK Telecom Co., Ltd. ADR	4,401,011	1.1
39,487		Woori Financial Group, Inc.	436,219	0.1
			39,048,421	9.7

		Spain: 0.7%
115,898		CIE Automotive SA	2,930,519	0.7

		Switzerland: 0.2%
21,340	(2),(3)	Wizz Air Holdings PLC	913,388	0.2

		Taiwan: 6.6%
522,000		AU Optronics Corp.	137,818	0.0
32,000		Catcher Technology Co., Ltd.	234,501	0.1
50,470		Chailease Holding Co. Ltd.	211,723	0.1
69,000		Chipbond Technology Corp.	138,339	0.0
13,000		Chlitina Holding Ltd.	101,992	0.0
429,500		Chroma ATE, Inc.	2,000,503	0.5
52,000		Delta Electronics, Inc.	251,012	0.1
339,539		E.Sun Financial Holding Co., Ltd.	282,810	0.1
62,000		Elite Material Co. Ltd.	235,909	0.1
63,435		FLEXium Interconnect, Inc.	193,060	0.0
32,000		Globalwafers Co. Ltd.	339,532	0.1
1,123,409		HON HAI Precision Industry Co., Ltd.	2,816,129	0.7
248,000		MediaTek, Inc.	2,480,552	0.6
13,000		Merry Electronics Co. Ltd.	62,539	0.0
53,000		Novatek Microelectronics Corp., Ltd.	279,896	0.1
157,000		Pou Chen Corp.	193,206	0.0
160,667		Poya International Co. Ltd.	2,215,348	0.5
60,000		Radiant Opto-Electronics Corp.	235,787	0.1
35,000		Shin Zu Shing Co. Ltd.	140,521	0.0
124,000		Sino-American Silicon Products, Inc.	337,336	0.1
155,000	(2)	TaiMed Biologics, Inc.	826,542	0.2
158,300		Taiwan Cement Corp.	226,402	0.1
71,399		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,043,739	0.8
940,000		Taiwan Semiconductor Manufacturing Co., Ltd.	7,729,669	1.9
8,000		TCI Co. Ltd.	105,822	0.0
253,000		Unimicron Technology Corp.	305,446	0.1
185,000		Uni-President Enterprises Corp.	478,867	0.1
12,962		Yageo Corp.	108,842	0.0
626,000		Yuanta Financial Holding Co., Ltd.	350,727	0.1
68,000		Zhen Ding Technology Holding Ltd.	247,380	0.1
			26,311,949	6.6

		Thailand: 1.3%
606,300		CP ALL PCL	1,700,769	0.4
519,700		Krung Thai Bank PCL	330,350	0.1

PORTFOLIO OF INVESTMENTS
Voya Multi-Manager Emerging Markets Equity Fund	as of July 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Thailand: (continued)
16,400		PTT Exploration & Production PCL	$71,702	0.0
126,200		PTT Exploration & Production PCL	551,755	0.1
154,800		Ratch Group PCL	339,055	0.1
1,198,636		Srisawad Corp. PCL	2,115,755	0.5
400,200		Star Petroleum Refining PCL	127,601	0.0
50,100		Tisco Financial Group PCL	163,926	0.1
			5,400,913	1.3

		Turkey: 1.9%
760,682	(2)	Akbank Turk AS	1,017,568	0.3
210,319		AvivaSA Emeklilik ve Hayat AS	330,496	0.1
11,326		Ford Otomotiv Sanayi AS	123,790	0.0
58,491		KOC Holding AS	195,849	0.1
737,930	(2),(3)	MLP Saglik Hizmetleri AS	1,583,061	0.4
813,810	(2)	Sok Marketler Ticaret AS	1,475,677	0.4
39,745		Tekfen Holding AS	167,839	0.0
401,000		Tofas Turk Otomobil Fabrikasi AS	1,412,498	0.4
6,801		Tupras Turkiye Petrol Rafine	170,542	0.0
122,031		Turk Sise Ve Cam Fabrikalari	107,698	0.0
67,815		Turkcell Iletisim Hizmet AS	158,033	0.0
57,600		Turkcell Iletisim Hizmet AS ADR	319,680	0.1
708,390	(2)	Yapi ve Kredi Bankasi AS	344,833	0.1
			7,407,564	1.9

		United Arab Emirates: 0.5%
61,300		NMC Health PLC	1,830,615	0.5

		United Kingdom: 0.2%
64,372	(2)	Georgia Capital PLC	767,172	0.2

		United States: 1.0%
78,200	(2)	Laureate Education Inc.- Class A	1,281,698	0.3
59,000	(2)	Micron Technology, Inc.	2,648,510	0.7
			3,930,208	1.0

	Total Common Stock (Cost $348,788,902)		371,253,035	92.5

EXCHANGE-TRADED FUNDS: 3.9%
272,481		iShares Edge MSCI Min Vol Emerging Markets ETF	15,752,127	3.9

	Total Exchange-Traded Funds (Cost $16,297,467)		15,752,127	3.9

PREFERRED STOCK: 1.3%
		Brazil: 0.9%
30,190		Banco do Estado do Rio Grande do Sul	186,851	0.1
20,740		Cia Brasileira de Distribuicao	506,823	0.1
24,470		Cia de Transmissao de Energia Eletrica Paulista	155,360	0.0
14,245		Cia Paranaense de Energia	184,541	0.1
236,185		Itau Unibanco Holding S.A.	2,160,498	0.5
25,738		Telefonica Brasil SA	351,977	0.1
			3,546,050	0.9

		Russia: 0.3%
334,422		Surgutneftegas	163,913	0.1
361	(2)	Transneft PJSC	894,453	0.2
			1,058,366	0.3

		South Korea: 0.1%
16,550		Samsung Electronics Co., Ltd.	511,839	0.1

	Total Preferred Stock (Cost $5,150,433)		5,116,255	1.3

CLOSED-END FUNDS: 0.2%
		United States: 0.2%
13,800	(2)	Altaba, Inc.	972,210	0.2

	Total Closed-End Funds (Cost $639,916)		972,210	0.2

	Total Long-Term Investments
	(Cost $370,876,718)		393,093,627	97.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
		Repurchase Agreements(4): 0.4%
518,595	(4)	Bank of Nova Scotia, Repurchase Agreement dated 07/31/19, 2.54%, due 08/01/19 (Repurchase Amount $518,631, collateralized by various U.S. Government Agency Obligations, 2.447%-6.000%, Market Value plus accrued interest $529,004, due 12/01/23-05/01/58)	518,595	0.1

PORTFOLIO OF INVESTMENTS
Voya Multi-Manager Emerging Markets Equity Fund	as of July 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements(4) (continued)
1,000,000	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 07/31/19, 2.54%, due 08/01/19 (Repurchase Amount $1,000,070, collateralized by various U.S. Government Agency Obligations, 3.000%-7.000%, Market Value plus accrued interest $1,020,000, due 02/01/37-05/20/49)	$1,000,000	0.3
			1,518,595	0.4

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.1%
4,428,794	(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.230%
		(Cost $4,428,794)	4,428,794	1.1

		Total Short-Term Investments
		(Cost $5,947,389)	5,947,389	1.5

		Total Investments in Securities(Cost $376,824,107)	$399,041,016	99.4
		Assets in Excess of Other Liabilities	2,232,641	0.6
		Net Assets	$401,273,657	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of July 31, 2019.

Sector Diversification	Percentage of Net Assets
Financials	20 .5%
Consumer Discretionary	19 .6
Communication Services	13 .1
Information Technology	11 .9
Consumer Staples	8 .3
Energy	7 .6
Industrials	4 .6
Exchange-Traded Funds	3 .9
Health Care	2 .7
Materials	2 .4
Real Estate	2 .0%
Utilities	1 .3
Short-Term Investments	1 .5
Assets in Excess of Other Liabilities	0 .6
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
Voya Multi-Manager Emerging Markets Equity Fund	as of July 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2019
Asset Table
Investments, at fair value
Common Stock
Argentina	$2,319,839	$—	$—	$2,319,839
Brazil	34,832,646	—	—	34,832,646
Chile	1,177,863	—	—	1,177,863
China	42,724,879	82,308,987	—	125,033,866
Egypt	2,477,845	665,050	—	3,142,895
Georgia	1,336,615	—	—	1,336,615
Germany	—	2,099,149	—	2,099,149
Hong Kong	—	2,982,958	—	2,982,958
Hungary	—	2,456,264	—	2,456,264
India	6,156,676	25,736,958	—	31,893,634
Indonesia	2,058,001	5,335,023	—	7,393,024
Kenya	1,270,591	—	—	1,270,591
Kuwait	1,208,042	—	—	1,208,042
Malaysia	—	2,323,708	—	2,323,708
Mexico	15,633,646	—	—	15,633,646
Netherlands	421,686	—	—	421,686
Peru	1,684,686	—	—	1,684,686
Philippines	2,496,734	6,355,131	—	8,851,865
Poland	—	2,050,336	—	2,050,336
Russia	17,016,363	3,938,192	—	20,954,555
Saudi Arabia	—	239,962	—	239,962
South Africa	3,233,024	10,171,432	—	13,404,456
South Korea	5,005,140	34,043,281	—	39,048,421
Spain	—	2,930,519	—	2,930,519
Switzerland	—	913,388	—	913,388
Taiwan	3,043,739	23,268,210	—	26,311,949
Thailand	—	5,400,913	—	5,400,913
Turkey	2,125,853	5,281,711	—	7,407,564
United Arab Emirates	—	1,830,615	—	1,830,615
United Kingdom	767,172	—	—	767,172
United States	3,930,208	—	—	3,930,208
Total Common Stock	150,921,248	220,331,787	—	371,253,035
Exchange-Traded Funds	15,752,127	—	—	15,752,127
Preferred Stock	3,546,050	1,570,205	—	5,116,255
Closed-End Funds	972,210	—	—	972,210
Short-Term Investments	4,428,794	1,518,595	—	5,947,389
Total Investments, at fair value	$175,620,429	$223,420,587	$—	$399,041,016

(1)	For the period ended July 31, 2019, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period. At July 31, 2019, securities valued at $1,791,409 and $3,166,510 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
Voya Multi-Manager Emerging Markets Equity Fund	as of July 31, 2019 (Unaudited) (Continued)

At July 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $379,744,046.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$49,105,937
Gross Unrealized Depreciation	(29,624,252)

Net Unrealized Appreciation	$19,481,685

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.4%
		Australia: 1.6%
96,163		Amcor PLC	$1,017,527	0.2
52,892		BHP Group PLC	1,261,134	0.2
25,465		Cochlear Ltd.	3,826,107	0.6
125,605		Seek Ltd.	1,788,180	0.3
154,643		Treasury Wine Estates Ltd.	1,859,419	0.3
			9,752,367	1.6

		Austria: 0.4%
66,148		Andritz AG	2,356,064	0.4

		Belgium: 1.0%
27,075		Anheuser-Busch InBev SA/NV	2,722,037	0.5
28,956		Solvay S.A.	2,964,955	0.5
			5,686,992	1.0

		Brazil: 0.8%
113,088		Banco Bradesco SA ADR	1,022,316	0.2
72,530		Banco do Brasil S.A.	938,470	0.1
39,600		Localiza Rent a Car SA	454,487	0.1
9,700		Magazine Luiza SA	668,466	0.1
86,300		Petrobras Distribuidora SA	595,406	0.1
56,700		Raia Drogasil SA	1,225,713	0.2
			4,904,858	0.8

		Canada: 3.7%
51,811		Canadian National Railway Co. - CNR	4,903,948	0.8
65,763		Dollarama, Inc.	2,436,589	0.4
206,826		EnCana Corp.	944,962	0.2
6,910		Intact Financial Corp.	644,089	0.1
73,115		Magna International, Inc.	3,687,327	0.6
81,300		Methanex Corp.	3,200,133	0.5
23,136		National Bank Of Canada	1,119,812	0.2
18,400		Rogers Communications, Inc.	955,133	0.2
57,783		Suncor Energy, Inc.	1,658,010	0.3
35,417		TC Energy Corp.	1,734,086	0.3
8,460		TMX Group Ltd.	628,314	0.1
			21,912,403	3.7

		China: 5.3%
21,692	(1)	58.com, Inc. ADR	1,222,995	0.2
27,407	(1)	Alibaba Group Holding Ltd. ADR	4,744,426	0.8
6,014	(1)	Baidu, Inc. ADR	671,764	0.1
104,731		China National Accord Medicines Corp. Ltd. - A Shares	629,110	0.1
11,243,006	(2)	China Tower Corp. Ltd. - H Shares	2,905,733	0.5
31,136	(1)	Ctrip.com International Ltd. ADR	1,213,681	0.2
193,684		ENN Energy Holdings Ltd.	1,992,312	0.3
105,505		Geely Automobile Holdings Ltd.	160,909	0.0
385,450		Great Wall Motor Co. Ltd. - H Shares	261,109	0.1
260,910		Guangzhou Automobile Group Co. Ltd. - H Shares	265,279	0.1
95,317		Hangzhou Tigermed Consulting Co. Ltd. - A Shares	688,879	0.1
464,900		Kingdee International Software Group Co., Ltd.	442,852	0.1
18,944	(1)	New Oriental Education & Technology Group, Inc. ADR	1,976,048	0.3
517,685		Ping An Insurance Group Co. of China Ltd. - H Shares	6,101,339	1.0
16,576	(1)	TAL Education Group ADR	533,747	0.1
118,379		Tencent Holdings Ltd.	5,515,630	0.9
254,000		Tsingtao Brewery Co., Ltd. - H Shares	1,485,581	0.3
44,058	(2)	WuXi AppTec Co. Ltd. - H Shares	408,604	0.1
			31,219,998	5.3

		Colombia: 0.6%
75,900		BanColombia SA ADR	3,785,892	0.6

		Denmark: 1.0%
9,584		Carlsberg A/S	1,309,077	0.2
14,215		DSV A/S	1,356,735	0.2
70,454		Novozymes A/S	3,258,159	0.6
			5,923,971	1.0

		Finland: 1.4%
104,408		Kone OYJ	5,948,502	1.0
13,430		Neste OYJ	444,485	0.1
136,375		Nordea Bank Abp	875,171	0.1
27,520		Sampo OYJ	1,142,731	0.2
			8,410,889	1.4

		France: 7.6%
10,066		Air Liquide SA	1,389,478	0.2
12,148		Atos SE	976,835	0.2
80,206		AXA S.A.	2,020,253	0.3
21,990		Capgemini SE	2,791,953	0.5
36,253		Cie Generale des Etablissements Michelin SCA	4,007,683	0.7
103,122		Engie SA	1,587,000	0.3
66,234		Imerys SA	2,774,475	0.5
39,526		IPSOS	1,080,944	0.2
46,126		Legrand S.A.	3,249,193	0.5
3,660		LVMH Moet Hennessy Louis Vuitton SE	1,511,800	0.2
60,252		Publicis Groupe	2,973,191	0.5
42,564		Safran S.A.	6,110,543	1.0
25,480		Sanofi	2,123,300	0.4
79,953		Total SA	4,143,989	0.7
36,231		Valeo SA	1,129,050	0.2
50,518		Vinci SA	5,196,483	0.9

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		France: (continued)
60,614		Vivendi SA	$1,683,561	0.3
			44,749,731	7.6

		Germany: 8.4%
17,215		Adidas AG	5,487,175	0.9
13,107		Allianz SE	3,040,951	0.5
49,440		BASF SE	3,282,044	0.6
21,425		Bechtle AG	2,373,269	0.4
24,065		Beiersdorf AG	2,788,850	0.5
203,274		Deutsche Telekom AG	3,329,855	0.6
255,711		E.ON AG	2,546,587	0.4
12,135		Fresenius SE & Co. KGaA	606,355	0.1
27,512		Hannover Rueck SE	4,290,130	0.7
184,160		Infineon Technologies AG	3,411,051	0.6
61,345		LANXESS AG	3,651,417	0.6
15,949		Muenchener Rueckversicherungs-Gesellschaft AG	3,800,778	0.7
20,166		SAP SE	2,465,019	0.4
17,082		Siemens AG	1,859,096	0.3
57,365		Vonovia SE	2,800,815	0.5
80,506	(1),(2)	Zalando SE	3,682,885	0.6
			49,416,277	8.4

		Hong Kong: 2.1%
733,825		AIA Group Ltd.	7,511,262	1.3
29,700		Hong Kong Exchanges and Clearing Ltd.	998,109	0.2
6,000		Jardine Matheson Holdings Ltd.	364,175	0.0
52,700		Jardine Strategic Holdings Ltd.	1,806,624	0.3
220,000		Techtronic Industries Co., Ltd.	1,636,064	0.3
			12,316,234	2.1

		India: 1.8%
85,933		HDFC Bank Ltd. - Foreign Premium	2,803,097	0.4
78,202		ICICI Bank Ltd.	481,199	0.1
82,220		ICICI Bank Ltd. ADR	1,003,906	0.2
376,752		Infosys Ltd. ADR	4,264,833	0.7
133,433		Mahindra & Mahindra Ltd. - SPON GDR	1,052,786	0.2
25,413	(1)	MakeMyTrip Ltd.	650,319	0.1
218,884		Power Grid Corp. of India Ltd.	669,124	0.1
			10,925,264	1.8

		Ireland: 1.4%
1,029,028		Greencore Group PLC	2,675,498	0.5
41,001		Kingspan Group Plc	2,010,698	0.3
25,690		Medtronic PLC	2,618,839	0.4
15,568	(1)	Ryanair Holdings PLC ADR	967,240	0.2
			8,272,275	1.4

		Israel: 0.2%
147,936		Bank Leumi Le-Israel BM	1,076,163	0.2

		Italy: 0.8%
14,742		Banca Generali SpA	429,213	0.1
12,366		Ferrari NV	1,991,251	0.3
53,896		FinecoBank Banca Fineco SpA	536,158	0.1
210,987	(2)	Pirelli & C SpA	1,242,754	0.2
42,165		UniCredit SpA	496,474	0.1
			4,695,850	0.8

		Japan: 14.7%
98,400		Asahi Group Holdings, Ltd.	4,262,191	0.7
18,055		CyberAgent, Inc.	724,451	0.1
14,140		Daikin Industries Ltd.	1,755,012	0.3
68,396		Daiwa House Industry Co., Ltd.	1,944,618	0.3
40,600		Denso Corp.	1,723,286	0.3
13,150		Pan Pacific International Holdings Corp.	841,273	0.1
12,839		Fanuc Ltd.	2,281,830	0.4
29,000		Hitachi Ltd.	1,028,190	0.2
73,800		Kakaku.com, Inc.	1,532,912	0.3
240,200		Kansai Electric Power Co., Inc.	2,966,371	0.5
44,220		Kao Corp.	3,227,210	0.6
139,800		KDDI Corp.	3,647,591	0.6
6,891		Keyence Corp.	3,954,394	0.7
68,515		Komatsu Ltd.	1,532,023	0.3
3,050		Kose Corp.	519,911	0.1
31,100		Makita Corp.	1,025,428	0.2
115,209		Mitsui Fudosan Co., Ltd.	2,600,749	0.4
89,500		MS&AD Insurance Group Holdings, Inc.	2,933,683	0.5
42,500		Murata Manufacturing Co., Ltd.	1,946,125	0.3
442,180	(1)	Nexon Co. Ltd.	6,999,038	1.2
16,500		Nidec Corp.	2,206,313	0.4
192,400		Olympus Corp.	2,097,715	0.4
37,900		Pigeon Corp.	1,382,018	0.2
48,205		Recruit Holdings Co. Ltd.	1,632,341	0.3
14,900		Shimano, Inc.	2,103,571	0.4
17,100		Shin-Etsu Chemical Co., Ltd.	1,741,052	0.3
104,968		Shiseido Co., Ltd.	7,724,025	1.3
8,500		SMC Corp.	3,080,079	0.5
43,000		SoftBank Group Corp.	2,195,501	0.4
57,520		Sony Financial Holdings, Inc.	1,393,533	0.2
17,200		Sugi Holdings Co., Ltd.	827,943	0.1
65,580		Sumitomo Mitsui Financial Group, Inc.	2,293,320	0.4
90,700		Sumitomo Mitsui Trust Holdings, Inc.	3,099,978	0.5
19,800		Suzuki Motor Corp.	774,348	0.1
49,887		Sysmex Corp.	3,621,951	0.6
17,895		Terumo Corp.	520,840	0.1
33,405		Tokio Marine Holdings, Inc.	1,773,172	0.3
17,500		Yamaha Corp.	824,992	0.1
			86,738,978	14.7

		Mexico: 0.0%
17,900		Arca Continental SAB de CV	95,115	0.0

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Netherlands: 3.7%
49,625	(2)	ABN AMRO Bank NV	$993,370	0.2
34,126	(1)	AerCap Holdings NV	1,860,891	0.3
22,987		Airbus SE	3,249,472	0.5
10,564		ASML Holding NV	2,353,921	0.4
243,772		ING Groep NV	2,704,839	0.5
10,435		Koninklijke DSM NV	1,292,776	0.2
68,129		Koninklijke Philips NV	3,195,983	0.5
94,477		Royal Dutch Shell PLC - Class A	2,975,603	0.5
33,780	(1)	Unilever NV	1,958,017	0.3
21,715		Wolters Kluwer NV	1,574,022	0.3
			22,158,894	3.7

		Norway: 2.1%
204,599		DNB ASA	3,660,401	0.6
44,336		Equinor ASA	794,958	0.1
294,865		SpareBank 1 SR-Bank ASA	3,172,536	0.5
59,679		Telenor ASA	1,209,273	0.2
81,147		Yara International ASA	3,801,684	0.7
			12,638,852	2.1

		Philippines: 0.1%
624,390		Ayala Land, Inc.	608,828	0.1

		Portugal: 0.4%
160,879		Jeronimo Martins SGPS SA	2,595,962	0.4

		Russia: 0.2%
31,054	(1)	Yandex NV	1,217,938	0.2

		Singapore: 1.6%
87,680		DBS Group Holdings Ltd.	1,671,781	0.3
1,150,900		NetLink NBN Trust	724,495	0.1
364,936		United Overseas Bank Ltd.	6,953,039	1.2
			9,349,315	1.6

		South Africa: 0.9%
12,164		Naspers Ltd.	2,965,100	0.5
101,630		Sasol Ltd.	2,197,604	0.4
			5,162,704	0.9

		South Korea: 4.0%
12,100		Hyundai Mobis Co. Ltd.	2,448,457	0.4
85,121		Kia Motors Corp.	3,135,428	0.5
27,500		KT&G Corp.	2,233,090	0.4
1,036		LG Household & Health Care Ltd.	1,096,944	0.2
204,900		LG Uplus Corp.	2,243,844	0.4
216,265		Samsung Electronics Co., Ltd.	8,190,975	1.4
63,700		Shinhan Financial Group Co., Ltd.	2,333,243	0.4
27,235		SK Hynix, Inc.	1,743,425	0.3
			23,425,406	4.0

		Spain: 2.1%
589,466		Banco Santander SA	2,516,009	0.4
75,509	(2)	Cellnex Telecom SA	2,823,917	0.5
380,691		CaixaBank SA	943,525	0.2
243,864		Iberdrola S.A.	2,313,642	0.4
99,266		Industria de Diseno Textil SA	2,970,275	0.5
41,493		Red Electrica Corp. SA	782,305	0.1
			12,349,673	2.1

		Sweden: 4.7%
89,709		Assa Abloy AB	2,057,667	0.3
38,306		Atlas Copco AB - A Shares	1,170,023	0.2
63,409		Atlas Copco AB - B Shares	1,729,840	0.3
97,124		Duni AB	1,151,707	0.2
128,163		Epiroc AB - A Shares	1,404,384	0.2
145,219		Epiroc AB - B Shares	1,509,356	0.3
69,848		Investor AB - B Shares	3,321,030	0.6
72,913		Loomis AB	2,507,940	0.4
120,930		Nibe Industrier AB	1,707,698	0.3
93,611		Sandvik AB	1,436,517	0.2
212,900		SKF AB - B Shares	3,492,156	0.6
23,703	(1)	Spotify Technology SA	3,672,543	0.6
302,106		Svenska Handelsbanken AB	2,718,326	0.5
			27,879,187	4.7

		Switzerland: 5.3%
53,218		ABB Ltd.	1,004,605	0.2
52,224	(1)	Alcon, Inc.	3,024,271	0.5
37,330		Cie Financiere Richemont SA	3,198,929	0.5
1,950		Lonza Group AG	667,980	0.1
57,534		Nestle SA	6,103,621	1.0
119,793		Novartis AG	10,984,881	1.9
22,739		PSP Swiss Property AG	2,726,416	0.5
13,702		Schindler Holding AG - Part Cert	3,158,748	0.5
4,217		u-blox Holding AG	344,160	0.1
			31,213,611	5.3

		Taiwan: 1.1%
135,997		MediaTek, Inc.	1,360,273	0.2
57,198		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,438,351	0.4
333,932		Taiwan Semiconductor Manufacturing Co., Ltd.	2,745,940	0.5
			6,544,564	1.1

		Thailand: 0.6%
799,000		Siam Commercial Bank PCL	3,558,857	0.6

		United Arab Emirates: 0.1%
61,957	(1),(2)	Network International Holdings PLC	461,279	0.1

		United Kingdom: 14.2%
104,880		Anglo American PLC	2,570,024	0.4
30,531	(1),(3)	ASOS PLC	958,748	0.2
30,726		AstraZeneca PLC	2,654,541	0.5
427,578	(2)	Auto Trader Group PLC	2,806,875	0.5
414,486		Babcock International Group	2,388,582	0.4
689,456		BBA Aviation PLC	2,678,005	0.5
101,785		Bellway PLC	3,668,905	0.6

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
87,628		BHP Group PLC ADR	$4,183,361	0.7
62,855		Burberry Group PLC	1,733,153	0.3
1,176,200		Cineworld Group PLC	3,651,201	0.6
142,346		Compass Group PLC	3,601,432	0.6
37,982		Derwent London PLC	1,345,458	0.2
12,628	(1)	Ferguson PLC	939,685	0.2
152,707		Hargreaves Lansdown PLC	3,879,524	0.7
125,084		HomeServe PLC	1,735,630	0.3
63,863		Howden Joinery Group PLC	429,008	0.1
224,073		Inchcape PLC	1,697,545	0.3
116,167		Informa PLC	1,229,949	0.2
62,926		Intertek Group PLC	4,356,014	0.7
224,993		John Wood Group PLC	1,449,791	0.3
55,015		Johnson Matthey PLC	2,145,142	0.4
220,215		Jupiter Fund Management PLC	996,490	0.2
17,405		Linde PLC	3,328,250	0.6
2,751		London Stock Exchange Group PLC	220,938	0.0
136,760		National Grid PLC	1,401,692	0.2
57,600		Next PLC	4,239,917	0.7
99,136		Prudential PLC	2,039,649	0.3
98,437		Relx PLC (GBP Exchange)	2,334,762	0.4
409,318		Rightmove PLC	2,617,928	0.4
35,858		Rio Tinto PLC	2,024,957	0.3
123,881		RSA Insurance Group PLC	842,563	0.1
58,667		Smith & Nephew PLC	1,328,153	0.2
391,684		Standard Chartered PLC	3,223,448	0.5
1,913,086		Taylor Wimpey PLC	3,748,385	0.6
358,432	(1),(2)	Trainline PLC	1,865,607	0.3
34,945		Unilever PLC	2,102,370	0.4
83,697		Weir Group PLC	1,513,147	0.3
			83,930,829	14.2

		United States: 2.5%
14,888		Aon PLC	2,817,554	0.5
37,423	(1)	Bausch Health Cos, Inc.	897,029	0.1
8,000	(1)	Linde Public Ltd.	1,530,240	0.3
6,566	(1)	Mettler Toledo International, Inc.	4,968,821	0.8
79,366		Popular, Inc.	4,568,307	0.8
			14,781,951	2.5

	Total Common Stock (Cost $534,392,429)		570,117,171	96.4

EXCHANGE-TRADED FUNDS: 0.2%
32,290		iShares MSCI ACWI ex US ETF	1,483,726	0.2

	Total Exchange-Traded Funds (Cost $1,493,645)		1,483,726	0.2

PREFERRED STOCK: 0.9%
		Brazil: 0.2%
107,300		Itau Unibanco Holding S.A.	981,525	0.2

		China: 0.0%
2,046	(1),(4),(5)	Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	104,207	0.0

		Germany: 0.7%
11,292		Sartorius AG	2,284,158	0.4
11,549		Volkswagen AG	1,929,734	0.3
			4,213,892	0.7

	Total Preferred Stock (Cost $4,797,333)		5,299,624	0.9

	Total Long-Term Investments (Cost $540,683,407)		576,900,521	97.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
		Repurchase Agreements(6): 0.2%
980,978	(6)	Citigroup, Inc., Repurchase Agreement dated 07/31/19, 2.55%, due 08/01/19 (Repurchase Amount $981,047, collateralized by various U.S. Government and U.S. Government Agency Obligations, 2.000%-5.000%, Market Value plus accrued interest $1,000,598, due 02/15/23-07/01/49)
		(Cost $980,978)	980,978	0.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.5%
9,015,624	(7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.230%
		(Cost $9,015,624)	9,015,624	1.5

	Total Short-Term Investments (Cost $9,996,602)		9,996,602	1.7

	Total Investments in Securities (Cost $550,680,009)		$586,897,123	99.2
	Assets in Excess of Other Liabilities		4,448,943	0.8
	Net Assets		$591,346,066	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2019 (Unaudited) (Continued)

(3)	Security, or a portion of the security, is on loan.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of July 31, 2019, the Fund held restricted securities with a fair value of $104,207 or 0.0% of net assets. Please refer to the table below for additional details.
(6)	Represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of July 31, 2019.

Sector Diversification	Percentage of Net Assets
Financials	18.7%
Industrials	16.5
Consumer Discretionary	14.0
Communication Services	9.7
Consumer Staples	8.2
Materials	8.1
Health Care	8.0
Information Technology	7.3
Energy	2.4
Utilities	2.4
Real Estate	2.0
Exchange-Traded Funds	0.2
Short-Term Investments	1.7
Assets in Excess of Other Liabilities	0.8
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$9,752,367	$–	$9,752,367
Austria	–	2,356,064	–	2,356,064
Belgium	–	5,686,992	–	5,686,992
Brazil	4,904,858	–	–	4,904,858
Canada	21,912,403	–	–	21,912,403
China	10,771,265	20,448,733	–	31,219,998
Colombia	3,785,892	–	–	3,785,892
Denmark	–	5,923,971	–	5,923,971
Finland	875,171	7,535,718	–	8,410,889
France	2,774,475	41,975,256	–	44,749,731
Germany	–	49,416,277	–	49,416,277
Hong Kong	–	12,316,234	–	12,316,234
India	6,971,844	3,953,420	–	10,925,264
Ireland	8,272,275	–	–	8,272,275
Israel	–	1,076,163	–	1,076,163
Italy	–	4,695,850	–	4,695,850
Japan	–	86,738,978	–	86,738,978
Mexico	95,115	–	–	95,115
Netherlands	1,860,891	20,298,003	–	22,158,894
Norway	–	12,638,852	–	12,638,852
Philippines	–	608,828	–	608,828
Portugal	–	2,595,962	–	2,595,962
Russia	1,217,938	–	–	1,217,938
Singapore	724,495	8,624,820	–	9,349,315
South Africa	–	5,162,704	–	5,162,704
South Korea	–	23,425,406	–	23,425,406
Spain	–	12,349,673	–	12,349,673
Sweden	3,672,543	24,206,644	–	27,879,187
Switzerland	–	31,213,611	–	31,213,611
Taiwan	2,438,351	4,106,213	–	6,544,564
Thailand	–	3,558,857	–	3,558,857
United Arab Emirates	–	461,279	–	461,279
United Kingdom	7,784,598	76,146,231	–	83,930,829
United States	14,781,951	–	–	14,781,951
Total Common Stock	92,844,065	477,273,106	–	570,117,171
Exchange-Traded Funds	1,483,726	–	–	1,483,726
Preferred Stock	2,911,259	2,284,158	104,207	5,299,624
Short-Term Investments	9,015,624	980,978	–	9,996,602
Total Investments, at fair value	$106,254,674	$480,538,242	$104,207	$586,897,123

(1)	For the period ended July 31, 2019, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At July 31, 2019, securities valued at $9,638,704 and $9,811,973 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2019, Voya Multi-Manager International Equity Fund held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	10/19/2015	$56,114	$104,207
		$56,114	$104,207

At July 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $554,020,619.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$63,105,379
Gross Unrealized Depreciation	(30,250,182)

Net Unrealized Appreciation	$32,855,197

PORTFOLIO OF INVESTMENTS
Voya Multi-Manager International Factors Fund	as of July 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.4%
		Australia: 9.7%
88,959		AGL Energy Ltd.	$1,274,893	0.3
613,475		Alumina Ltd.	972,583	0.2
58,608		Amcor PLC	620,147	0.1
40,939		APA Group	308,351	0.1
6,760		Aristocrat Leisure Ltd.	140,669	0.0
4,224		ASX Ltd.	255,513	0.1
37,725		Atlas Arteria Ltd.	210,263	0.1
355,285		Aurizon Holdings Ltd.	1,394,746	0.3
122,425		AusNet Services	148,325	0.0
8,513		Australia & New Zealand Banking Group Ltd.	161,787	0.0
95,706		BHP Group Ltd.	2,634,847	0.6
37,356		BHP Group PLC	890,700	0.2
112,739		Brambles Ltd.	1,008,441	0.2
20,284		Caltex Australia Ltd.	373,085	0.1
33,970		Charter Hall Retail REIT	104,730	0.0
24,420		CIMIC Group Ltd.	609,560	0.1
90,246		Coca-Cola Amatil Ltd.	653,169	0.2
2,562		Cochlear Ltd.	384,939	0.1
54,738	(1)	Coles Group Ltd.	531,461	0.1
8,524		Commonwealth Bank of Australia	478,380	0.1
25,248		Computershare Ltd.	271,978	0.1
14,752		Crown Resorts Ltd.	119,276	0.0
3,706		CSL Ltd.	578,293	0.1
242,114		Dexus	2,165,457	0.5
67,674		Downer EDI Ltd.	332,482	0.1
29,510		DuluxGroup Ltd.	188,180	0.1
128,055		Goodman Group	1,295,088	0.3
446,514		GPT Group	1,895,330	0.4
49,705		Harvey Norman Holdings Ltd.	148,852	0.0
61,636		Insurance Australia Group Ltd.	363,020	0.1
18,918		Lend Lease Corp., Ltd.	187,509	0.0
21,605		Macquarie Group Ltd.	1,890,847	0.4
5,984		Magellan Financial Group Ltd.	251,305	0.1
215,248		Medibank Pvt Ltd.	530,625	0.1
774,731		Mirvac Group	1,702,317	0.4
4,096		Newcrest Mining Ltd.	98,858	0.0
23,013		Oil Search Ltd.	111,437	0.0
226,831		Orora Ltd.	524,144	0.1
127,273		Qantas Airways Ltd.	495,472	0.1
65,835		Qube Logistics Holdings Ltd.	141,735	0.0
3,567		Ramsay Health Care Ltd.	177,233	0.0
1,539		REA Group Ltd.	103,227	0.0
21,387		Rio Tinto Ltd.	1,431,374	0.3
362,541		Scentre Group	987,608	0.2
4,536		Seek Ltd.	64,577	0.0
121,253		Shopping Centres Australasia Property Group	202,133	0.1
18,571		Sonic Healthcare Ltd.	355,428	0.1
27,347		South32 Ltd. - AUD	58,188	0.0
694,289		Stockland	2,167,330	0.5
31,421		Sydney Airport	179,347	0.0
824,379		Telstra Corp., Ltd.	2,235,157	0.5
30,561		Transurban Group - Stapled Security	323,900	0.1
5,869		Treasury Wine Estates Ltd.	70,569	0.0
497,196		Vicinity Centres	885,613	0.2
6,680		Washington H Soul Pattinson & Co. Ltd.	103,415	0.0
130,253		Wesfarmers Ltd.	3,488,180	0.8
5,964		Westpac Banking Corp.	117,013	0.0
223,328		Whitehaven Coal Ltd.	559,702	0.1
46,864		Woodside Petroleum Ltd.	1,105,098	0.3
129,861		Woolworths Group Ltd	3,166,055	0.7
			44,229,941	9.7

		Austria: 0.5%
1,943		Andritz AG	69,206	0.0
34,767		OMV AG	1,739,641	0.4
11,221		Raiffeisen International Bank Holding AG	263,151	0.1
2,547		Rhi Magnesita NV	137,925	0.0
			2,209,923	0.5

		Belgium: 0.5%
477		Ackermans & van Haaren NV	69,481	0.0
1,553		Ageas	83,375	0.0
581		Barco NV	121,334	0.0
5,797		Colruyt S.A.	302,060	0.1
811		Groupe Bruxelles Lambert S.A.	76,457	0.0
28,337		Proximus SADP	807,941	0.2
2,330		Sofina SA	450,965	0.1
1,287		Solvay S.A.	131,783	0.0
4,263		UCB S.A.	332,415	0.1
			2,375,811	0.5

		Brazil: 0.1%
40,062		Vale SA ADR	520,405	0.1

		Cambodia: 0.0%
74,000		NagaCorp Ltd.	111,232	0.0

		Canada: 6.6%
5,738		Alimentation Couche-Tard, Inc.	351,723	0.1
4,603		Bank of Montreal	344,580	0.1
6,012		Bank of Nova Scotia	320,962	0.1
8,693		BCE, Inc.	392,825	0.1
11,520		Brookfield Asset Management, Inc.	564,478	0.1
6,109		BRP, Inc.	215,190	0.1
5,383		Canadian Imperial Bank of Commerce - XTSE	423,486	0.1
13,936		Canadian National Railway Co. - CNR	1,319,052	0.3
5,256		Canadian Natural Resources Ltd.	133,132	0.0
3,823		Canadian Pacific Railway Ltd.	912,764	0.2
1,920		Canadian Tire Corp. Ltd.	209,646	0.0
6,367		Canadian Utilities Ltd.	173,382	0.0
8,800		Capital Power Corp.	197,497	0.0
17,926	(1)	CGI, Inc.	1,379,696	0.3

PORTFOLIO OF INVESTMENTS
Voya Multi-Manager International Factors Fund	as of July 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Canada: (continued)
600		Constellation Software, Inc./Canada	$570,855	0.1
2,181		Dollarama, Inc.	80,808	0.0
55,483		Empire Co. Ltd.	1,468,420	0.3
13,035		Enbridge, Inc.	435,356	0.1
1,197		Fairfax Financial Holdings Ltd.	554,558	0.1
17,727		Fortis, Inc.	698,711	0.2
2,568		Franco-Nevada Corp.	223,178	0.1
20,714		Genworth MI Canada, Inc.	764,494	0.2
4,914		George Weston Ltd.	388,637	0.1
4,149		Great-West Lifeco, Inc.	91,103	0.0
8,703	(1)	Home Capital Group, Inc.	156,612	0.0
14,033		Husky Energy, Inc.	108,879	0.0
20,689	(2)	Hydro One Ltd.	365,404	0.1
5,475		IGM Financial, Inc.	151,249	0.0
22,202		Imperial Oil Ltd.	607,956	0.1
5,780		Intact Financial Corp.	538,760	0.1
16,186		Inter Pipeline Ltd.	272,383	0.1
18,817		Loblaw Cos Ltd.	976,351	0.2
24,601		Magna International, Inc.	1,240,675	0.3
108,219		Manulife Financial Corp.	1,959,717	0.4
11,894		Metro, Inc. - Class A	465,198	0.1
2,863		National Bank Of Canada	138,573	0.0
3,480		Nutrien Ltd.	190,796	0.0
23,739		Pembina Pipeline Corp.	861,389	0.2
11,188		Power Corp. of Canada	237,188	0.1
4,813		Power Financial Corp.	105,355	0.0
5,212		Restaurant Brands International, Inc.	383,851	0.1
22,605		RioCan Real Estate Investment Trust	445,660	0.1
19,010		Rogers Communications, Inc.	986,797	0.2
4,680		Royal Bank of Canada	369,563	0.1
13,645		Saputo, Inc.	412,100	0.1
16,437		Shaw Communications, Inc. - Class B	322,189	0.1
8,748		Sun Life Financial, Inc.	363,495	0.1
84,918		Suncor Energy, Inc.	2,436,615	0.5
14,033		TC Energy Corp.	687,083	0.2
31,875		Teck Resources Ltd.	652,088	0.1
7,634		TELUS Corp.	274,403	0.1
23,707		Thomson Reuters Corp.	1,592,202	0.4
2,260		Toronto-Dominion Bank	132,110	0.0
4,675		Waste Connections, Inc.	424,037	0.1
			30,073,211	6.6

		China: 2.4%
4,910	(1)	Alibaba Group Holding Ltd. ADR	849,970	0.2
155,233		Bank of Shanghai Co. Ltd. - A Shares	208,865	0.0
373,500		BOC Hong Kong Holdings Ltd.	1,423,184	0.3
71,000		China Construction Bank - H Shares	54,509	0.0
504,000		China Resources Power Holdings Co.	723,753	0.2
604,000		China Shenhua Energy Co., Ltd. - H Shares	1,193,235	0.3
95,718		China South Publishing & Media Group Co. Ltd. - A Shares	171,794	0.0
880,000		China Telecom Corp., Ltd. - H Shares	392,507	0.1
160,900		Financial Street Holdings Co. Ltd. - A Shares	177,646	0.0
26,258		Foshan Haitian Flavouring & Food Co. Ltd. - A Shares	378,636	0.1
417,200		Guangzhou R&F Properties Co., Ltd. - H Shares	754,836	0.2
318,500	(2)	Longfor Group Holdings Ltd	1,177,874	0.3
1,233,000		PICC Property & Casualty Co., Ltd. - H Shares	1,464,022	0.3
107,700		Shandong Linglong Tyre Co. Ltd. - A Shares	294,044	0.1
1,378,000		Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	480,761	0.1
19,800		Tencent Holdings Ltd.	922,541	0.2
150,000		Want Want China Holdings Ltd.	116,662	0.0
106,924		Zhejiang Semir Garment Co. Ltd. - A Shares	168,141	0.0
			10,952,980	2.4

		Czech Republic: 0.0%
4,364		Komercni Banka AS	168,339	0.0

		Denmark: 2.3%
108		AP Moller - Maersk A/S - Class A	115,612	0.0
141		AP Moller - Maersk A/S - Class B	158,322	0.0
14,467		Carlsberg A/S	1,976,045	0.4
2,571		Chr Hansen Holding A/S	224,492	0.1
4,816		Coloplast A/S	562,488	0.1
498	(1)	Drilling Co. of 1972 A/S/The	33,785	0.0
12,039		DSV A/S	1,149,049	0.3
3,997		GN Store Nord A/S	189,599	0.1
6,340		ISS A/S	177,802	0.0
62,587		Novo Nordisk A/S	3,005,387	0.7
4,495		Novozymes A/S	207,872	0.1
5,377	(2)	Orsted A/S	490,141	0.1
374		Rockwool International AS	91,283	0.0
2,344		Royal Unibrew A/S	174,681	0.0
3,401		Tryg A/S	103,802	0.0
23,744		Vestas Wind Systems A/S	1,948,469	0.4
			10,608,829	2.3

		Finland: 1.2%
8,918		Elisa OYJ	419,373	0.1
5,662		Fortum OYJ	129,884	0.0
2,936		Huhtamaki OYJ	111,529	0.0
8,986		Kesko OYJ	544,173	0.1
15,731		Kone OYJ	896,252	0.2
2,713		Metso OYJ	104,248	0.0
14,561		Neste OYJ	481,917	0.1

PORTFOLIO OF INVESTMENTS
Voya Multi-Manager International Factors Fund	as of July 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Finland: (continued)
10,085	(1)	Nokia OYJ - Finland	$54,355	0.0
4,482		Nokian Renkaat OYJ	128,493	0.0
6,929		Orion OYJ	237,044	0.1
4,528		Sampo OYJ	188,019	0.1
7,507		Stora Enso OYJ	86,454	0.0
78,916		UPM-Kymmene OYJ	2,127,187	0.5
5,321		Wartsila OYJ	66,852	0.0
			5,575,780	1.2

		France: 6.3%
9,801		Accor S.A.	437,244	0.1
405		Aeroports de Paris	69,624	0.0
4,660		Air Liquide SA	643,251	0.1
5,688		Alstom SA	244,976	0.1
946		Arkema SA	85,145	0.0
911		BioMerieux	77,092	0.0
3,428		Bouygues SA	122,720	0.0
5,311		Bureau Veritas SA	132,336	0.0
3,621		Capgemini SE	459,739	0.1
24,713		Carrefour S.A.	476,155	0.1
1,860	(3)	Casino Guichard Perrachon S.A.	68,772	0.0
4,033		Cie de Saint-Gobain	154,499	0.0
8,017		Cie Generale des Etablissements Michelin SCA	886,260	0.2
2,221		Covivio	227,057	0.0
5,025		Danone	436,115	0.1
250		Dassault Aviation SA	343,171	0.1
7,245		Dassault Systemes SE	1,102,087	0.2
7,061		Edenred	354,333	0.1
11,850		Eiffage SA	1,170,930	0.3
5,869		Electricite de France SA	72,654	0.0
177,135		Engie SA	2,726,026	0.6
1,415		EssilorLuxottica SA	191,544	0.1
976		Eurazeo SE	65,494	0.0
67,709		Eutelsat Communications	1,294,373	0.3
1,521		Gecina S.A.	233,368	0.1
5,427		Getlink SE	78,362	0.0
298		Hermes International	209,323	0.1
943		Ipsen SA	108,253	0.0
4,373		Kering SA	2,258,709	0.5
48,403		Klepierre SA	1,493,078	0.3
9,631		Lagardere SCA	217,617	0.1
4,159		Legrand S.A.	292,967	0.1
3,056		L'Oreal S.A.	817,678	0.2
5,159		LVMH Moet Hennessy Louis Vuitton SE	2,130,978	0.5
39,397		Orange SA	583,963	0.1
1,409		Pernod Ricard SA	247,257	0.1
17,002		Peugeot S.A.	401,299	0.1
4,404		Publicis Groupe	217,319	0.1
5,203		Rexel SA	58,097	0.0
2,274		Rubis SCA	128,140	0.0
3,636		Safran S.A.	521,989	0.1
12,759		Sanofi	1,063,233	0.2
505		Sartorius Stedim Biotech	80,479	0.0
5,845		Schneider Electric SE	504,285	0.1
2,493		SCOR SE	102,449	0.0
734		SEB SA	117,405	0.0
1,898		Societe BIC S.A.	132,270	0.0
1,754		Sodexo SA	201,255	0.0
24,420		SUEZ	358,998	0.1
3,320		Teleperformance	696,827	0.2
9,579		Television Francaise 1	95,966	0.0
2,608		Thales S.A.	293,854	0.1
29,347		Total SA	1,521,064	0.3
25,977		Veolia Environnement	655,553	0.2
7,612		Vinci SA	783,001	0.2
6,320		Vivendi SA	175,539	0.0
			28,622,172	6.3

		Germany: 5.1%
8,740		Adidas AG	2,785,821	0.6
2,156		Allianz SE	500,213	0.1
122,245		Aroundtown SA	975,239	0.2
7,730		BASF SE	513,151	0.1
1,396		Bayerische Motoren Werke AG	103,278	0.0
2,654		Beiersdorf AG	307,567	0.1
6,766		Brenntag AG	330,463	0.1
1,190		Carl Zeiss Meditec AG	130,388	0.0
2,276		CompuGroup Medical SE	175,603	0.0
419		Continental AG	57,447	0.0
3,766		CTS Eventim AG & Co. KGaA	187,796	0.1
1,245		Daimler AG	64,632	0.0
6,020		Deutsche Lufthansa AG	95,405	0.0
29,649	(2)	Deutsche Pfandbriefbank AG	336,595	0.1
9,438		Deutsche Post AG	306,986	0.1
43,743		Deutsche Telekom AG	716,559	0.2
31,787		Deutsche Wohnen SE	1,159,216	0.3
15,995	(1)	Dialog Semiconductor PLC	715,979	0.2
18,073		E.ON AG	179,986	0.0
3,066		Evonik Industries AG	87,248	0.0
26,986	(1)	Evotec AG	760,483	0.2
1,305		Fresenius Medical Care AG & Co. KGaA	90,386	0.0
916		Hannover Rueck SE	142,838	0.0
2,433		HeidelbergCement AG	175,706	0.0
6,518		Hella GmbH & Co. KGaA	307,313	0.1
618		Henkel AG & Co. KGaA	58,062	0.0
10,582		Hochtief AG	1,199,139	0.3
1,176		Hugo Boss AG	73,912	0.0
6,603		Infineon Technologies AG	122,302	0.0
3,364	(2)	Innogy SE	162,029	0.0
13,944		Jenoptik AG	390,757	0.1
9,402		KION Group AG	501,145	0.1
893		Knorr-Bremse AG	90,650	0.0
1,947		LANXESS AG	115,891	0.0
10,452		LEG Immobilien AG	1,205,340	0.3
5,114		Merck KGaA	521,598	0.1
32,250	(1)	Ceconomy AG	206,137	0.1
28,660	(3)	METRO AG	440,844	0.1
2,136		MTU Aero Engines AG	532,286	0.1
641		Muenchener Rueckversicherungs-Gesellschaft AG	152,756	0.0
2,400		Puma SE	168,043	0.1
4,367		Rheinmetall AG	495,538	0.1
3,649		RWE AG	98,592	0.0
7,212		Salzgitter AG	155,685	0.0
8,092		SAP SE	989,137	0.2
5,585		Siemens AG	607,836	0.1

PORTFOLIO OF INVESTMENTS
Voya Multi-Manager International Factors Fund	as of July 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: (continued)
4,989		Software AG	$140,040	0.0
2,821		Symrise AG	259,935	0.1
21,083	(3)	Uniper SE	649,554	0.2
24,047		Vonovia SE	1,174,082	0.3
8,717		Wirecard AG	1,462,901	0.3
			23,180,489	5.1

		Hong Kong: 3.9%
101,000		AIA Group Ltd.	1,033,813	0.2
44,000		Cafe de Coral Holdings Ltd.	146,309	0.0
628,000		Champion REIT	465,535	0.1
205,000		CK Asset Holdings Ltd.	1,541,423	0.3
23,402		CK Hutchison Holdings Ltd.	218,691	0.1
13,364		CK Infrastructure Holdings Ltd.	103,612	0.0
58,500		CLP Holdings Ltd.	636,049	0.1
15,300		Dairy Farm International Holdings Ltd.	114,214	0.0
23,000		Hang Lung Group Ltd.	59,078	0.0
75,000		Hang Lung Properties Ltd.	176,555	0.0
61,611		Henderson Land Development Co., Ltd.	318,661	0.1
132,968		Hong Kong & China Gas	293,607	0.1
189,452		Hongkong Land Holdings Ltd. - HKHGF	1,155,373	0.3
27,000		Hysan Development Co., Ltd.	128,629	0.0
4,031		Jardine Matheson Holdings Ltd.	244,665	0.1
2,700		Jardine Strategic Holdings Ltd.	92,559	0.0
70,000		Kerry Logistics Network Ltd.	120,019	0.0
57,500		Kerry Properties Ltd.	215,913	0.1
41,500		Lifestyle International Holdings Ltd.	56,707	0.0
390,000		Link REIT	4,536,162	1.0
24,500		MTR Corp.	160,781	0.0
393,000		New World Development Ltd.	553,340	0.1
200,000		NWS Holdings Ltd.	371,341	0.1
132,000		PCCW Ltd.	75,280	0.0
29,000		Power Assets Holdings Ltd.	207,271	0.1
210,000		Sino Land Co.	340,069	0.1
113,500		Sun Hung Kai Properties Ltd.	1,829,093	0.4
52,000		Swire Pacific Ltd - Class A	592,700	0.1
82,500		Swire Pacific Ltd - Class B	146,905	0.0
125,200		Swire Properties Ltd.	452,085	0.1
30,000		Techtronic Industries Co., Ltd.	223,100	0.1
38,000		Vitasoy International Holdings Ltd.	178,890	0.1
650,000	(2)	WH Group Ltd.	632,690	0.1
69,000		Wharf Holdings Ltd.	167,772	0.0
40,000		Wharf Real Estate Investment Co. Ltd.	252,332	0.1
20,000		Wheelock & Co., Ltd.	125,857	0.0
24,000		Yue Yuen Industrial Holdings	67,246	0.0
			18,034,326	3.9

		Hungary: 0.0%
3,295		OTP Bank Nyrt	137,223	0.0

		India: 0.5%
106,206		Hindalco Industries Ltd.	292,515	0.1
22,512	(1)	Muthoot Finance Ltd.	198,100	0.0
221,212		National Aluminium Co. Ltd.	146,124	0.0
452,630		Oil & Natural Gas Corp., Ltd.	910,718	0.2
208,452	(1)	Power Finance Corp. Ltd.	331,215	0.1
67,171		Tech Mahindra Ltd.	618,888	0.1
			2,497,560	0.5

		Ireland: 0.3%
5,819		DCC PLC	490,709	0.1
3,983		Glanbia Plc	52,028	0.0
4,858		James Hardie Industries SE	65,704	0.0
1,489		Kerry Group PLC - KYG	173,734	0.0
695		Kerry Group PLC - KYGAL	81,091	0.0
3,758		Kingspan Group Plc	184,293	0.1
1,104		Flutter Entertainment PLC	87,587	0.1
			1,135,146	0.3

		Israel: 0.8%
9,919	(1)	Airport City Ltd.	181,902	0.0
10,893		Alony Hetz Properties & Investments Ltd.	148,183	0.0
2,519		Azrieli Group Ltd.	176,672	0.0
29,419		Bank Hapoalim BM	222,483	0.1
49,079		Bank Leumi Le-Israel BM	357,026	0.1
1,057		Elbit Systems Ltd.	169,105	0.0
2,410		First International Bank Of Israel Ltd.	62,121	0.0
122,152		Israel Chemicals Ltd.	657,419	0.2
462	(1)	Israel Corp., Ltd.	112,450	0.0
80,590		Israel Discount Bank Ltd.	347,829	0.1
1,210		Melisron Ltd.	63,558	0.0
3,461	(1)	Mizrahi Tefahot Bank Ltd.	83,045	0.0
2,998	(1)	Nice Ltd.	457,192	0.1
451,587	(1)	Oil Refineries Ltd.	242,308	0.1
1,896		Paz Oil Co. Ltd.	268,523	0.1
9,393		Plus500 Ltd.	68,469	0.0
9,790		Shufersal Ltd	72,010	0.0
3,703		Strauss Group Ltd.	111,732	0.0
			3,802,027	0.8

		Italy: 2.2%
457,383		A2A SpA	799,499	0.2
6,169		Assicurazioni Generali S.p.A.	115,054	0.0
4,978		Atlantia S.p.A	128,012	0.0
10,315		Davide Campari-Milano SpA	95,934	0.0

PORTFOLIO OF INVESTMENTS
Voya Multi-Manager International Factors Fund	as of July 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Italy: (continued)
875		DiaSorin SpA	$101,476	0.0
45,146	(2)	Enav SpA	248,313	0.1
426,472		Enel S.p.A.	2,917,344	0.7
74,533		ENI S.p.A.	1,164,305	0.3
701		Ferrari NV	112,880	0.0
95,349		Hera SpA	355,709	0.1
36,175		Italgas SpA	228,582	0.1
151,647		Mediobanca Banca di Credito Finanziario SpA	1,518,906	0.3
3,521		Moncler SpA	144,573	0.0
33,722	(2)	Poste Italiane SpA	359,890	0.1
2,469		Recordati S.p.A.	110,574	0.0
19,637		Snam SpA	96,413	0.0
77,143		Terna Rete Elettrica Nazionale SpA	469,792	0.1
117,664		Unipol Gruppo Finanziario SpA	603,580	0.1
238,805		UnipolSai Assicurazioni SpA	622,573	0.1
			10,193,409	2.2

		Japan: 18.6%
6,200		ABC-Mart, Inc.	391,854	0.1
36,300		Aeon Co., Ltd.	628,143	0.1
2,400		Aica Kogyo Co., Ltd.	69,137	0.0
6,800		Air Water, Inc.	111,132	0.0
2,700		Aisin Seiki Co., Ltd.	87,745	0.0
6,600		Ajinomoto Co., Inc.	118,262	0.0
14,100		Alfresa Holdings Corp.	339,951	0.1
9,100		ANA Holdings, Inc.	305,437	0.1
6,000		Amada Holdings Co., Ltd.	65,968	0.0
35,800		AGC, Inc.	1,096,553	0.2
4,000		Asahi Group Holdings, Ltd.	173,260	0.0
26,200		Asahi Kasei Corp.	266,530	0.1
4,400		ASKUL Corp.	109,681	0.0
127,800		Astellas Pharma, Inc.	1,811,170	0.4
5,200		Autobacs Seven Co., Ltd.	84,621	0.0
6,900		Azbil Corp.	164,717	0.0
6,300		Bandai Namco Holdings, Inc.	338,684	0.1
15,100		Bridgestone Corp.	566,862	0.1
16,000		Canon, Inc.	433,940	0.1
4,300		Central Japan Railway Co.	864,355	0.2
66,900		Chubu Electric Power Co., Inc.	944,385	0.2
1,300		Chugai Pharmaceutical Co., Ltd.	93,011	0.0
43,200		Chugoku Electric Power Co., Inc.	539,104	0.1
66,300		Citizen Watch Co., Ltd.	329,939	0.1
8,800		COMSYS Holdings Corp.	222,029	0.1
54,000		Dai Nippon Printing Co., Ltd.	1,132,626	0.3
16,000		Daicel Corp.	135,393	0.0
54,300		Dai-ichi Life Holdings, Inc.	798,267	0.2
1,700		Daiichikosho Co., Ltd.	70,220	0.0
2,900		Daikin Industries Ltd.	359,939	0.1
4,000		Daito Trust Construction Co., Ltd.	515,813	0.1
5,200		Daiwa House Industry Co., Ltd.	147,845	0.0
3,600		Denka Co., Ltd.	103,602	0.0
3,900		Denso Corp.	165,537	0.0
5,300		Dentsu, Inc.	175,197	0.0
4,200		DIC Corp.	113,314	0.0
1,000		Pan Pacific International Holdings Corp.	63,975	0.0
7,200		East Japan Railway Co.	660,060	0.2
1,200		Eisai Co., Ltd.	64,857	0.0
15,000		Electric Power Development Co., Ltd.	335,792	0.1
6,800		FamilyMart UNY Holdings Co., Ltd.	145,178	0.0
17,200		FANCL Corp.	432,257	0.1
400		Fanuc Ltd.	71,091	0.0
700		Fast Retailing Co., Ltd.	419,877	0.1
1,900		Fuji Electric Co. Ltd	58,045	0.0
12,500		Fuji Film Holdings Corp.	592,480	0.1
2,600		Fujitsu Ltd.	202,900	0.1
25,200		H2O Retailing Corp.	284,815	0.1
21,500		Hakuhodo DY Holdings, Inc.	337,197	0.1
2,600		Hamamatsu Photonics KK	96,420	0.0
8,300		Hankyu Hanshin Holdings, Inc.	291,399	0.1
5,000		Haseko Corp.	54,163	0.0
39,600		Hitachi Ltd.	1,404,011	0.3
2,400		Hitachi Transport System Ltd.	74,651	0.0
14,100		Hokkaido Electric Power Co., Inc.	79,826	0.0
15,800	(1)	Hokuriku Electric Power Co.	113,153	0.0
40,200		Honda Motor Co., Ltd.	1,000,197	0.2
2,400		House Foods Group, Inc.	88,277	0.0
6,300		Hoya Corp.	483,096	0.1
8,531		Idemitsu Kosan Co., Ltd.	235,092	0.1
10,100		Isetan Mitsukoshi Holdings Ltd.	80,294	0.0
17,600		Isuzu Motors Ltd.	194,752	0.1
1,300		Ito En Ltd.	56,767	0.0
33,800		Itochu Corp.	643,577	0.2
21,100		Japan Airlines Co. Ltd.	660,753	0.2
96,900		Japan Post Holdings Co. Ltd.	949,864	0.2
11,800		Japan Tobacco, Inc.	259,998	0.1
7,900		JFE Holdings, Inc.	104,446	0.0
237,900		JXTG Holdings, Inc.	1,119,517	0.3
11,100		Kajima Corp.	142,756	0.0
42,700		Kakaku.com, Inc.	886,929	0.2
11,200		Kamigumi Co., Ltd.	257,478	0.1
2,300		Kaneka Corp.	85,393	0.0
43,800		Kansai Electric Power Co., Inc.	540,912	0.1
9,600		Kansai Mirai Financial Group, Inc.	64,474	0.0
22,500		Kao Corp.	1,642,067	0.4
41,300		Kawasaki Heavy Industries Ltd.	898,599	0.2
42,600		KDDI Corp.	1,111,498	0.3
5,000		Keihan Holdings Co., Ltd.	202,654	0.1

PORTFOLIO OF INVESTMENTS
Voya Multi-Manager International Factors Fund	as of July 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan: (continued)
4,300	Keikyu Corp.	$72,264	0.0
7,200	Keio Corp.	445,520	0.1
3,500	Keisei Electric Railway Co., Ltd.	128,651	0.0
600	Keyence Corp.	344,310	0.1
3,600	Kikkoman Corp.	163,667	0.0
13,100	Kinden Corp.	198,171	0.1
6,500	Kintetsu Group Holdings Co., Ltd.	308,186	0.1
13,100	Kirin Holdings Co., Ltd.	284,116	0.1
1,300	Kobayashi Pharmaceutical Co., Ltd.	92,749	0.0
1,900	Koito Manufacturing Co., Ltd.	94,987	0.0
3,600	Komatsu Ltd.	80,497	0.0
84,400	Konica Minolta, Inc.	699,437	0.2
6,800	Kubota Corp.	104,894	0.0
11,800	Kuraray Co., Ltd.	139,556	0.0
3,300	Kurita Water Industries, Ltd.	83,310	0.0
25,300	Kyocera Corp.	1,541,967	0.3
7,800	Kyowa Exeo Corp.	187,335	0.1
40,900	Kyushu Electric Power Co., Inc.	406,395	0.1
42,500	Kyushu Railway Co.	1,210,915	0.3
2,700	Lawson, Inc.	134,923	0.0
2,900	Lintec Corp.	61,018	0.0
6,200	Lion Corp.	121,710	0.0
7,900	Maeda Corp.	59,187	0.0
5,000	Maeda Road Construction Co., Ltd.	106,102	0.0
92,100	Marubeni Corp.	597,045	0.1
1,900	Maruha Nichiro Corp.	55,506	0.0
3,700	Maruichi Steel Tube Ltd.	97,410	0.0
6,300	Mazda Motor Corp.	60,951	0.0
13,100	Medipal Holdings Corp.	278,266	0.1
8,300	Megmilk Snow Brand Co., Ltd.	177,362	0.0
4,000	MEIJI Holdings Co., Ltd.	277,780	0.1
8,400	Meitec Corp.	432,911	0.1
19,000	Mitsubishi Chemical Holdings Corp.	134,891	0.0
26,900	Mitsubishi Corp.	722,327	0.2
24,000	Mitsubishi Electric Corp.	313,458	0.1
6,900	Mitsubishi Estate Co., Ltd.	127,008	0.0
4,200	Mitsubishi Gas Chemical Co., Inc.	55,891	0.0
13,400	Mitsubishi Heavy Industries Ltd.	552,766	0.1
3,000	Mitsubishi Materials Corp.	82,517	0.0
327,700	Mitsubishi UFJ Financial Group, Inc.	1,618,512	0.4
51,600	Mitsubishi UFJ Lease & Finance Co., Ltd.	273,440	0.1
116,700	Mitsui & Co., Ltd.	1,897,177	0.4
3,300	Mitsui Chemicals, Inc.	75,462	0.0
4,600	Mitsui Fudosan Co., Ltd.	103,841	0.0
3,500	MS&AD Insurance Group Holdings, Inc.	114,725	0.0
10,300	Mixi, Inc.	194,607	0.1
2,600	Murata Manufacturing Co., Ltd.	119,057	0.0
7,200	Nagase & Co., Ltd.	104,899	0.0
8,200	Nagoya Railroad Co., Ltd.	225,743	0.1
4,800	Nankai Electric Railway Co., Ltd.	115,003	0.0
19,900	NEC Corp.	813,497	0.2
3,900	NGK Insulators Ltd.	58,004	0.0
5,600	NH Foods Ltd.	207,692	0.1
15,500	NHK Spring Co., Ltd.	121,547	0.0
600	Nidec Corp.	80,230	0.0
2,300	Nihon Unisys Ltd.	75,486	0.0
11,500	Nikon Corp.	155,270	0.0
300	Nintendo Co., Ltd.	110,368	0.0
4,500	Nippo Corp.	85,731	0.0
2,900	Nippon Express Co., Ltd.	163,446	0.0
8,900	Nippon Kayaku Co., Ltd.	104,646	0.0
43,300	Nippon Paper Industries Co. Ltd.	763,430	0.2
2,600	Nippon Shokubai Co., Ltd.	168,753	0.0
81,800	Nippon Steel Corp.	1,281,572	0.3
27,800	Nippon Telegraph & Telephone Corp.	1,254,644	0.3
58,300	Nippon Yusen KK	971,308	0.2
3,200	Nishi-Nippon Railroad Co., Ltd.	67,504	0.0
4,800	Nissan Chemical Corp.	209,910	0.1
122,700	Nissan Motor Co., Ltd.	797,541	0.2
10,800	Nisshin Seifun Group, Inc.	204,102	0.1
1,700	Nissin Food Products Co., Ltd.	105,521	0.0
1,400	Nitto Denko Corp.	68,950	0.0
5,900	NOF Corp.	211,187	0.1
4,800	Nomura Research Institute Ltd.	84,988	0.0
18,000	NTT Data Corp.	236,345	0.1
17,400	NTT DoCoMo, Inc.	417,207	0.1
27,500	Obayashi Corp.	260,453	0.1
900	Obic Co., Ltd.	95,895	0.0
6,500	Odakyu Electric Railway Co., Ltd.	145,120	0.0
31,800	Oji Holdings Corp.	164,446	0.0
6,900	Olympus Corp.	75,230	0.0
8,400	Ono Pharmaceutical Co., Ltd.	152,403	0.0
900	Oracle Corp. Japan	74,727	0.0
1,900	Oriental Land Co., Ltd.	250,696	0.1
54,900	ORIX Corp.	783,529	0.2
33,300	Osaka Gas Co., Ltd.	611,741	0.1
3,700	OSG Corp.	73,440	0.0
1,400	Otsuka Holdings Co. Ltd.	51,485	0.0
1,700	Paltac Corp.	82,985	0.0
4,300	Park24 Co., Ltd.	92,937	0.0
30,400	Pola Orbis Holdings, Inc.	764,005	0.2
33,600	Recruit Holdings Co. Ltd.	1,137,779	0.3
1,900	Sankyo Co., Ltd.	65,411	0.0
1,900	Sankyu, Inc.	102,008	0.0
7,100	Sanwa Holdings Corp.	79,155	0.0
1,900	SCSK Corp.	90,206	0.0
8,100	Secom Co., Ltd.	634,805	0.1
6,300	Seibu Holdings, Inc.	99,052	0.0
17,900	Sekisui Chemical Co., Ltd.	264,581	0.1
13,000	Sekisui House Ltd.	218,574	0.1

PORTFOLIO OF INVESTMENTS
Voya Multi-Manager International Factors Fund	as of July 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
21,900		Seven & I Holdings Co., Ltd.	$747,402	0.2
6,300		SG Holdings Co. Ltd.	166,541	0.0
15,400		Shikoku Electric Power Co., Inc.	144,855	0.0
4,000		Shimadzu Corp.	96,043	0.0
1,300		Shimano, Inc.	183,533	0.1
102,400		Shimizu Corp.	824,047	0.2
3,900		Shin-Etsu Chemical Co., Ltd.	397,082	0.1
48,600		Shinko Electric Industries	390,824	0.1
16,900		Shinsei Bank Ltd.	255,274	0.1
22,700		Shionogi & Co., Ltd.	1,256,786	0.3
1,400		Shiseido Co., Ltd.	103,018	0.0
2,600		Showa Denko KK	69,751	0.0
8,100		Skylark Holdings Co. Ltd	141,345	0.0
300		SMC Corp.	108,709	0.0
10,900		Softbank Corp.	146,868	0.0
12,000		SoftBank Group Corp.	612,698	0.1
88,700		Sojitz Corp.	277,125	0.1
2,700		Sompo Holdings, Inc.	111,815	0.0
16,100		Sony Corp.	915,670	0.2
5,300		Sotetsu Holdings, Inc.	139,972	0.0
2,700		Stanley Electric Co., Ltd.	66,951	0.0
50,800		Subaru Corp.	1,183,958	0.3
48,100		Sumitomo Chemical Co., Ltd.	219,347	0.1
51,200		Sumitomo Corp.	759,740	0.2
2,900		Sumitomo Dainippon Pharma Co. Ltd.	53,258	0.0
22,600		Sumitomo Electric Industries Ltd.	279,628	0.1
4,300		Sumitomo Heavy Industries	138,626	0.0
39,900		Sumitomo Mitsui Financial Group, Inc.	1,395,295	0.3
3,000		Sumitomo Osaka Cement Co., Ltd.	114,573	0.0
2,400		Sumitomo Realty & Development Co., Ltd.	87,329	0.0
2,400		Suntory Beverage & Food Ltd.	95,228	0.0
9,500		Suzuken Co., Ltd.	523,517	0.1
10,500		Suzuki Motor Corp.	410,639	0.1
5,500		Taiheiyo Cement Corp.	154,469	0.0
18,300		Taisei Corp.	631,363	0.1
700		Taisho Pharmaceutical Holdings Co. Ltd.	53,375	0.0
6,900		Takeda Pharmaceutical Co., Ltd.	237,470	0.1
11,700		Teijin Ltd.	202,418	0.1
5,200		Terumo Corp.	151,348	0.0
2,000		TIS, Inc.	103,812	0.0
6,300		Tobu Railway Co., Ltd.	179,118	0.0
5,300		Toho Co., Ltd.	205,784	0.1
7,100		Toho Gas Co., Ltd.	269,977	0.1
41,900		Tohoku Electric Power Co., Inc.	419,244	0.1
4,500		Tokio Marine Holdings, Inc.	238,865	0.1
63,600	(1)	Tokyo Electric Power Co., Inc.	305,939	0.1
400		Tokyo Electron Ltd.	67,749	0.0
35,600		Tokyo Gas Co., Ltd.	888,636	0.2
26,000		Tokyo Steel Manufacturing Co., Ltd.	197,499	0.1
14,100		Tokyu Construction Co., Ltd.	96,442	0.0
31,400		Tokyu Corp.	549,841	0.1
10,900		Toppan Printing Co., Ltd.	177,167	0.0
20,000		Toray Industries, Inc.	137,590	0.0
3,200		Toyo Seikan Group Holdings, Ltd.	55,861	0.0
4,800		Toyo Suisan Kaisha Ltd.	193,023	0.1
3,000		Toyoda Gosei Co., Ltd.	55,172	0.0
35,600		Toyota Motor Corp.	2,300,231	0.5
9,100		Toyota Tsusho Corp.	263,408	0.1
4,600		Ube Industries Ltd.	95,774	0.0
5,600		Unicharm Corp.	158,430	0.0
12,900		United Arrows Ltd.	369,692	0.1
3,700		USS Co., Ltd.	73,271	0.0
3,000		Wacoal Holdings Corp.	72,776	0.0
8,600		West Japan Railway Co.	703,972	0.2
25,500		Yamada Denki Co., Ltd.	112,480	0.0
3,000		Yamaha Corp.	141,427	0.0
6,300		Yamato Holdings Co., Ltd.	123,684	0.0
3,600		Yokogawa Electric Corp.	64,429	0.0
4,500		Zensho Holdings Co., Ltd.	96,668	0.0
			84,999,575	18.6

		Luxembourg: 0.0%
5,439		SES S.A. - Luxembourg	90,074	0.0

		Netherlands: 5.6%
1,613		Aalberts NV	64,901	0.0
18,929		Airbus SE	2,675,828	0.6
10,133		Akzo Nobel NV	956,095	0.2
2,470		ASML Holding NV	550,377	0.1
22,511		ASR Nederland NV	845,888	0.2
4,722		EXOR NV	328,847	0.1
3,230	(2)	GrandVision NV	96,816	0.0
2,106		Heineken Holding NV	212,807	0.0
1,564		Heineken NV	167,799	0.0
217,744		Koninklijke Ahold Delhaize NV	4,945,615	1.1
9,170		Koninklijke DSM NV	1,136,057	0.3
115,378		Koninklijke KPN NV	328,995	0.1
58,249		Koninklijke Philips NV	2,732,505	0.6
1,612		Koninklijke Vopak NV	79,480	0.0
2,962		NN Group NV	111,286	0.0
14,588	(2)	Signify NV	396,457	0.1
2,731	(1)	QIAGEN NV	103,662	0.0
4,006		Randstad NV	201,077	0.0
78,550		Royal Dutch Shell PLC - Class A	2,473,974	0.5
65,203		Royal Dutch Shell PLC - Class B	2,059,441	0.5
51,691	(1)	Unilever NV	2,996,206	0.7
28,235		Wolters Kluwer NV	2,046,628	0.5
			25,510,741	5.6

		New Zealand: 0.6%
29,756		Auckland International Airport Ltd.	181,274	0.0
59,541		Contact Energy Ltd.	303,775	0.1
26,967		Fisher & Paykel Healthcare Corp. Ltd.	290,671	0.1

PORTFOLIO OF INVESTMENTS
Voya Multi-Manager International Factors Fund	as of July 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		New Zealand: (continued)
88,140		Kiwi Property Group Ltd.	$93,683	0.0
55,601		Mercury NZ Ltd.	166,294	0.0
61,358		Meridian Energy Ltd.	188,856	0.1
32,931		Ryman Healthcare Ltd.	277,666	0.1
53,889		SKYCITY Entertainment Group Ltd.	141,370	0.0
398,033		Spark New Zealand Ltd.	1,037,570	0.2
			2,681,159	0.6

		Norway: 0.7%
24,258	(1),(2)	Aker Solutions ASA	77,593	0.0
46,815		DNB ASA	837,549	0.2
28,211		Equinor ASA	505,832	0.1
20,074		Leroy Seafood Group ASA	126,195	0.0
22,904		Mowi ASA	550,449	0.1
18,946		Norsk Hydro ASA	64,441	0.0
20,758		Orkla ASA	176,561	0.1
3,567		Salmar ASA	164,755	0.1
23,183		Telenor ASA	469,756	0.1
2,890		Yara International ASA	135,395	0.0
			3,108,526	0.7

		Poland: 0.4%
12,580	(1)	Grupa Lotos SA	282,575	0.1
70,789	(1)	PGE Polska Grupa Energetyczna SA	161,881	0.0
42,243		Polski Koncern Naftowy Orlen	1,058,458	0.2
169,364		Polskie Gornictwo Naftowe I Gazownictwo SA	245,583	0.1
5,881		Powszechna Kasa Oszczednosci Bank Polski SA	61,930	0.0
11,361	(1)	Powszechny Zaklad Ubezpieczen SA	122,183	0.0
			1,932,610	0.4

		Portugal: 0.2%
182,949		EDP - Energias de Portugal SA	669,708	0.1
20,742		Galp Energia SGPS SA	322,915	0.1
6,660		Jeronimo Martins SGPS SA	107,467	0.0
			1,100,090	0.2

		Russia: 0.6%
222,902		Gazprom PJSC ADR	1,629,282	0.4
13,001		LUKOIL PJSC ADR	1,066,966	0.2
			2,696,248	0.6

		Singapore: 1.8%
122,800		Ascendas Real Estate Investment Trust	272,639	0.1
20,900	(2)	BOC Aviation Ltd.	180,061	0.1
167,700		CapitaLand Commercial Trust	250,487	0.1
52,300		CapitaLand Ltd.	137,016	0.0
251,600		CapitaLand Mall Trust	478,160	0.1
401,600		ComfortDelgro Corp., Ltd.	787,131	0.2
5,200		DBS Group Holdings Ltd.	99,148	0.0
241,100		Genting Singapore Ltd.	160,443	0.0
6,500		Jardine Cycle & Carriage Ltd.	159,042	0.0
27,100		Keppel Corp., Ltd.	125,222	0.0
410,700		Mapletree Commercial Trust	617,002	0.1
166,100		Mapletree Industrial Trust	271,618	0.1
592,000		Mapletree North Asia Commercial Trust	610,389	0.1
393,200		Mapletree Logistics Trust	439,674	0.1
44,600		Olam International Ltd.	62,862	0.0
10,200		Oversea-Chinese Banking Corp., Ltd.	84,922	0.0
49,700		SATS Ltd	173,164	0.1
37,300		SembCorp Industries Ltd.	63,111	0.0
42,300		Singapore Airlines Ltd.	296,151	0.1
72,800		Singapore Exchange Ltd.	417,689	0.1
83,200		Singapore Press Holdings Ltd.	133,031	0.0
220,400		Singapore Telecommunications Ltd.	531,652	0.1
143,100		Singapore Technologies Engineering Ltd.	438,923	0.1
54,100		Suntec Real Estate Investment Trust	74,776	0.0
5,200		United Overseas Bank Ltd.	99,074	0.0
61,000		Wilmar International Ltd.	176,328	0.1
39,000		Wing Tai Holdings Ltd.	59,797	0.0
799,800		Yangzijiang Shipbuilding Holdings Ltd.	824,725	0.2
			8,024,237	1.8

		South Korea: 1.8%
3,667		Cheil Worldwide, Inc.	83,686	0.0
561		CJ CheilJedang Corp.	134,784	0.0
1,978		Woongjin Coway Co. Ltd.	140,271	0.0
2,554		Daelim Industrial Co., Ltd.	226,903	0.1
953		DB Insurance Co. Ltd	45,189	0.0
3,042		GS Holdings Corp.	128,879	0.0
1,324		HDC Hyundai Development Co-Engineering & Construction	41,479	0.0
1,184		Hyundai Department Store Co. Ltd.	73,855	0.0
834		Hyundai Glovis Co., Ltd.	108,069	0.0
1,177		Hyundai Mobis Co. Ltd.	238,168	0.1
605		Hyundai Motor Co.	64,358	0.0
84,402		Industrial Bank Of Korea	934,884	0.2
6,825		Kangwon Land, Inc.	177,389	0.1
14,909		Kia Motors Corp.	549,172	0.1
11,837	(1)	Korea Electric Power Corp.	278,671	0.1
2,228		Korea Gas Corp.	80,203	0.0
374		Korea Zinc Co., Ltd.	139,344	0.0
6,107		KT&G Corp.	495,909	0.1
262		LG Chem Ltd.	74,101	0.0
4,739		LG Corp.	283,195	0.1

PORTFOLIO OF INVESTMENTS
Voya Multi-Manager International Factors Fund	as of July 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
30,174		LG Uplus Corp.	$330,433	0.1
157		NCSoft Corp.	63,896	0.0
479		Posco	90,283	0.0
61,047		Samsung Electronics Co., Ltd.	2,312,138	0.5
593		Samsung Fire & Marine Insurance Co. Ltd.	131,822	0.0
3,990		Shinhan Financial Group Co., Ltd.	146,148	0.0
3,482		SK Hynix, Inc.	222,897	0.1
2,034		SK Innovation Co. Ltd.	292,264	0.1
1,837		SK Telecom Co., Ltd.	384,542	0.1
1,664		S-Oil Corp.	131,460	0.0
			8,404,392	1.8

		Spain: 3.0%
1,642		Acciona SA	174,839	0.0
59,482		ACS Actividades de Construccion y Servicios SA	2,403,480	0.5
7,227	(2)	Aena SME SA	1,310,130	0.3
9,616		Amadeus IT Group SA	751,463	0.2
24,123		Banco Santander SA	102,964	0.0
2,640	(2)	Cellnex Telecom SA	98,732	0.0
2,959		Corporacion Financiera Alba SA	152,152	0.0
24,061		Enagas	524,872	0.1
47,434		Endesa S.A.	1,172,021	0.3
20,508		Ferrovial SA - FERE	533,491	0.1
3,438		Grifols SA	111,421	0.0
240,810		Iberdrola S.A.	2,284,669	0.5
6,064		Industria de Diseno Textil SA	181,449	0.1
20,360		Inmobiliaria Colonial Socimi SA	227,640	0.1
80,289		Mediaset Espana Comunicacion SA	471,339	0.1
54,858		Merlin Properties Socimi SA	749,011	0.2
2,539		Naturgy Energy Group SA	64,315	0.0
27,046		Red Electrica Corp. SA	509,922	0.1
68,714		Repsol SA	1,089,863	0.2
90,364		Telefonica S.A.	688,902	0.2
			13,602,675	3.0

		Sweden: 2.8%
13,563		Alfa Laval AB	253,359	0.1
15,103		Assa Abloy AB	346,420	0.1
13,461		Atlas Copco AB - A Shares	411,154	0.1
9,508		Atlas Copco AB - B Shares	259,385	0.1
7,338		Boliden AB - BOLS	166,406	0.0
79,956		Castellum AB	1,623,155	0.4
8,287		Electrolux AB	191,489	0.1
6,410		Elekta AB	91,200	0.0
13,679		Epiroc AB - A Shares	149,892	0.0
8,621		Epiroc AB - B Shares	89,604	0.0
19,315		Essity AB	573,715	0.1
23,783	(1)	Fastighets AB Balder	814,402	0.2
11,346		ICA Gruppen AB	504,045	0.1
37,686		Hennes & Mauritz AB	657,059	0.2
3,587		Hexagon AB	173,799	0.0
6,814		Investment AB Latour	93,137	0.0
4,498		Lundin Petroleum AB	141,478	0.0
9,836		Nibe Industrier AB	138,898	0.0
36,223		Sandvik AB	555,864	0.1
20,370		Securitas AB	315,455	0.1
166,452		Skandinaviska Enskilda Banken AB	1,564,990	0.4
51,921		Skanska AB	969,418	0.2
17,416		SKF AB - B Shares	285,671	0.1
20,010		Svenska Cellulosa AB SCA	166,082	0.0
11,999		Swedbank AB	163,399	0.0
13,317		Swedish Match AB	508,097	0.1
3,519	(1)	Swedish Orphan Biovitrum AB	67,926	0.0
19,984		Telefonaktiebolaget LM Ericsson	174,845	0.0
100,118		Telia Co. AB	445,390	0.1
5,062		Trelleborg AB	69,704	0.0
70,160		Volvo AB - B Shares	1,042,235	0.2
			13,007,673	2.8

		Switzerland: 4.7%
21,875		ABB Ltd.	412,938	0.1
5,351		Adecco Group AG	291,946	0.1
4,903	(1)	Alcon, Inc.	283,931	0.1
606		Baloise Holding AG	109,454	0.0
564		Bucher Industries AG	168,525	0.0
2,742		Cembra Money Bank AG	264,265	0.1
2		Chocoladefabriken Lindt & Sprungli AG - REG - LISN	165,502	0.0
24		Chocoladefabriken Lindt & Sprungli AG - PC - LISP	176,884	0.1
2,317		Cie Financiere Richemont SA	198,551	0.0
5,871		Clariant AG	107,281	0.0
5,617		Coca-Cola HBC AG	193,277	0.0
115		Emmi AG	95,683	0.0
181		EMS-Chemie Holding AG	113,121	0.0
646		Flughafen Zuerich AG	117,970	0.0
920		Geberit AG - Reg	424,711	0.1
72		Georg Fischer AG	62,062	0.0
137		Givaudan	364,364	0.1
3,436		Kuehne & Nagel International AG	505,928	0.1
3,669		Logitech International SA	150,886	0.0
913		Lonza Group AG	312,751	0.1
36,322		Nestle SA	3,853,300	0.8
23,467		Novartis AG	2,151,897	0.5
482		Partners Group	383,330	0.1
2,037		PSP Swiss Property AG	244,237	0.1
17,015		Roche Holding AG	4,554,323	1.0
1,507		Schindler Holding AG - Part Cert	347,412	0.1
759		Schindler Holding AG - Reg	170,749	0.0
191		SGS SA	471,668	0.1
2,985		Sika AG	430,957	0.1
8,581		Sonova Holding AG - Reg	1,973,258	0.4
262		Straumann Holding AG	213,740	0.1
2,825		Swiss Life Holding AG	1,365,151	0.3

PORTFOLIO OF INVESTMENTS
Voya Multi-Manager International Factors Fund	as of July 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Switzerland: (continued)
1,197		Swiss Prime Site AG	$105,389	0.0
587		Swiss Re Ltd.	56,843	0.0
874		Swisscom AG	423,577	0.1
1,094		Temenos AG	192,591	0.0
681		Zurich Insurance Group AG	236,873	0.1
			21,695,325	4.7

		Taiwan: 0.8%
4,111,000		AU Optronics Corp.	1,085,380	0.2
35,000		Phison Electronics Corp.	342,671	0.1
551,000		Uni-President Enterprises Corp.	1,426,246	0.3
203,000		Zhen Ding Technology Holding Ltd.	738,501	0.2
			3,592,798	0.8

		United Kingdom: 13.2%
225,144		3i Group PLC	3,033,824	0.7
21,124		Admiral Group PLC	555,522	0.1
20,042		Anglo American PLC	491,118	0.1
16,427		Ashmore Group PLC	106,700	0.0
7,877		Ashtead Group PLC	216,595	0.1
7,670		Associated British Foods PLC	225,434	0.1
7,822		AstraZeneca PLC	675,774	0.2
27,518	(2)	Auto Trader Group PLC	180,644	0.0
12,969		Aviva PLC	63,673	0.0
12,668		Babcock International Group	73,003	0.0
64,997		BAE Systems PLC	431,823	0.1
70,635		Barratt Developments PLC	551,464	0.1
7,215		Bellway PLC	260,069	0.1
23,513		Berkeley Group Holdings PLC	1,105,884	0.2
300,205		BP PLC	1,986,383	0.4
5,631		British American Tobacco PLC	200,647	0.1
23,746		British Land Co. PLC	146,592	0.0
356,811		BT Group PLC	835,778	0.2
21,429		Bunzl PLC	558,540	0.1
83,845		Burberry Group PLC	2,311,927	0.5
5,216		Carnival PLC	235,446	0.1
487,386		Centrica PLC	448,682	0.1
18,093		Cineworld Group PLC	56,165	0.0
10,626		CNH Industrial NV	107,594	0.0
27,583		Coca-Cola European Partners PLC - USD	1,524,788	0.3
16,596		Compass Group PLC	419,888	0.1
14,299		CRH PLC - London	476,722	0.1
4,629		Croda International PLC	262,946	0.1
2,843		Derwent London PLC	100,709	0.0
22,924		Diageo PLC	955,936	0.2
100,803		Direct Line Insurance Group PLC	394,312	0.1
31,559		Drax Group PLC	115,638	0.0
104,788		Evraz PLC	820,783	0.2
31,508		Experian PLC	955,612	0.2
22,875	(1)	Ferguson PLC	1,702,194	0.4
59,475		G4S PLC	138,039	0.0
71,228		GlaxoSmithKline PLC	1,473,063	0.3
8,427		Greggs PLC	228,390	0.1
20,271		Halma PLC	489,535	0.1
4,093		Hargreaves Lansdown PLC	103,983	0.0
39,273		Howden Joinery Group PLC	263,822	0.1
153,189		HSBC Holdings PLC	1,226,814	0.3
11,029		IMI PLC	139,645	0.0
19,822		Imperial Brands PLC	503,084	0.1
44,472		Inchcape PLC	336,913	0.1
21,731		Informa PLC	230,083	0.1
7,956		InterContinental Hotels Group PLC	552,741	0.1
25,464		International Consolidated Airlines Group SA	131,031	0.0
7,700		Intertek Group PLC	533,028	0.1
148,588		ITV PLC	199,576	0.0
137,720		J Sainsbury PLC	328,632	0.1
15,411		JD Sports Fashion PLC	121,537	0.0
16,872		Johnson Matthey PLC	657,872	0.2
34,429		Kingfisher PLC	92,955	0.0
21,049		Land Securities Group PLC	203,707	0.1
525,608		Legal & General Group PLC	1,666,862	0.4
2,695,734		Lloyds Banking Group Plc	1,743,828	0.4
130,766		Marks & Spencer Group PLC	328,672	0.1
39,111		Meggitt PLC	282,239	0.1
20,849	(2)	Merlin Entertainments PLC	114,051	0.0
28,114		Mondi PLC	612,487	0.1
19,004		National Express Group PLC	96,973	0.0
155,889		National Grid PLC	1,597,750	0.4
6,272		Next PLC	461,680	0.1
19,138		Paragon Group of Cos PLC	97,186	0.0
168,509		Pearson PLC	1,784,407	0.4
30,450		Pennon Group PLC	265,581	0.1
48,377		Persimmon PLC	1,180,332	0.3
58,085		Petrofac Ltd.	294,815	0.1
3,414		Prudential PLC	70,240	0.0
5,049		Reckitt Benckiser Group PLC	390,305	0.1
10,152		Relx PLC (EUR Exchange)	241,136	0.1
4,473		Relx PLC (GBP Exchange)	106,092	0.0
191,450		Rentokil Initial PLC	1,011,509	0.2
30,460		Rightmove PLC	194,817	0.0
58,361		Rio Tinto PLC	3,295,736	0.7
61,114		Rolls-Royce Holdings PLC	638,785	0.1
558,431		Royal Bank of Scotland Group PLC	1,471,215	0.3
31,286		Sage Group PLC/The	272,827	0.1
82,882		SSE PLC	1,104,959	0.2
165,776		Segro PLC	1,538,127	0.3
11,674		Severn Trent PLC	285,487	0.1
25,706		Smith & Nephew PLC	581,954	0.1
8,643		Smiths Group PLC	171,890	0.0
1,336		Spirax-Sarco Engineering PLC	145,682	0.0
139,955		Tate & Lyle PLC	1,281,789	0.3

PORTFOLIO OF INVESTMENTS
Voya Multi-Manager International Factors Fund	as of July 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: (continued)
144,918	Taylor Wimpey PLC	$283,944	0.1
476,287	Tesco PLC	1,290,124	0.3
9,587	Travis Perkins PLC	158,714	0.0
36,437	Unilever PLC	2,192,132	0.5
53,873	United Utilities Group PLC	514,892	0.1
342,573	Vodafone Group PLC	623,478	0.1
9,788	Whitbread PLC	537,689	0.1
238,066	WM Morrison Supermarkets PLC	562,155	0.1
15,849	WPP PLC	186,692	0.0
		60,222,492	13.2

	United States: 0.2%
40,386	(1) Bausch Health Cos, Inc.	970,329	0.2

	Total Common Stock (Cost $444,770,598)	446,067,747	97.4

EXCHANGE-TRADED FUNDS: 0.5%
34,151	iShares MSCI EAFE ETF	2,201,032	0.5

	Total Exchange-Traded Funds (Cost $2,214,994)	2,201,032	0.5

PREFERRED STOCK: 0.1%
	Germany: 0.1%
2,117	Fuchs Petrolub AG	81,121	0.0
885	Henkel AG & Co. KGaA	91,257	0.0
1,570	Porsche AG	102,908	0.1
		275,286	0.1

	South Korea: 0.0%
2,346	Samsung Electronics Co., Ltd.	72,554	0.0

	Spain: 0.0%
3,188	Grifols SA	73,096	0.0

	Total Preferred Stock (Cost $453,484)	420,936	0.1

	Total Long-Term Investments (Cost $447,439,076)	448,689,715	98.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
		Repurchase Agreements(4): 0.3%
239,311	(4)	HSBC Securities USA, Repurchase Agreement dated 07/31/19, 2.53%, due 08/01/19 (Repurchase Amount $239,328, collateralized by various U.S. Government Securities, 0.000%-3.750%, Market Value plus accrued interest $244,097, due 07/31/21-11/15/45)	239,311	0.1
1,000,000	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 07/31/19, 2.54%, due 08/01/19 (Repurchase Amount $1,000,070, collateralized by various U.S. Government Agency Obligations, 3.000%-7.000%, Market Value plus accrued interest $1,020,000, due 02/01/37-05/20/49)	$1,000,000	0.2
			1,239,311	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
1,525,896	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.230%	1,525,896	0.3
5,640,000	(5) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.200%	5,640,000	1.2
	Total Mutual Funds (Cost $7,165,896)	7,165,896	1.5

	Total Short-Term Investments (Cost $8,405,207)	8,405,207	1.8

	Total Investments in Securities (Cost $455,844,283)	$457,094,922	99.8
	Assets in Excess of Other Liabilities	927,789	0.2
	Net Assets	$458,022,711	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of July 31, 2019.

PORTFOLIO OF INVESTMENTS
Voya Multi-Manager International Factors Fund	as of July 31, 2019 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Industrials	17.7%
Consumer Staples	11.1
Financials	10.7
Real Estate	9.7
Consumer Discretionary	9.6
Materials	7.1
Utilities	7.0
Health Care	6.9
Energy	6.7
Communication Services	5.7
Information Technology	5.3
Exchange-Traded Funds	0.5
Short-Term Investments	1.8
Assets in Excess of Other Liabilities	0.2
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$44,229,941	$–	$44,229,941
Austria	–	2,209,923	–	2,209,923
Belgium	–	2,375,811	–	2,375,811
Brazil	520,405	–	–	520,405
Cambodia	–	111,232	–	111,232
Canada	30,073,211	–	–	30,073,211
China	849,970	10,103,010	–	10,952,980
Czech Republic	–	168,339	–	168,339
Denmark	–	10,608,829	–	10,608,829
Finland	419,373	5,156,407	–	5,575,780
France	3,683,181	24,938,991	–	28,622,172
Germany	2,257,670	20,922,819	–	23,180,489
Hong Kong	114,214	17,920,112	–	18,034,326
Hungary	–	137,223	–	137,223
India	–	2,497,560	–	2,497,560
Ireland	491,146	644,000	–	1,135,146
Israel	68,469	3,733,558	–	3,802,027
Italy	355,709	9,837,700	–	10,193,409
Japan	–	84,999,575	–	84,999,575
Luxembourg	90,074	–	–	90,074
Netherlands	396,457	25,114,284	–	25,510,741
New Zealand	–	2,681,159	–	2,681,159
Norway	–	3,108,526	–	3,108,526
Poland	–	1,932,610	–	1,932,610
Portugal	–	1,100,090	–	1,100,090
Russia	–	2,696,248	–	2,696,248
Singapore	–	8,024,237	–	8,024,237
South Korea	925,448	7,478,944	–	8,404,392
Spain	379,792	13,222,883	–	13,602,675
Sweden	504,045	12,503,628	–	13,007,673
Switzerland	342,386	21,352,939	–	21,695,325
Taiwan	–	3,592,798	–	3,592,798
United Kingdom	1,887,342	58,335,150	–	60,222,492
United States	970,329	–	–	970,329
Total Common Stock	44,329,221	401,738,526	–	446,067,747
Exchange-Traded Funds	2,201,032	–	–	2,201,032
Preferred Stock	–	420,936	–	420,936
Short-Term Investments	7,165,896	1,239,311	–	8,405,207
Total Investments, at fair value	$53,696,149	$403,398,773	$–	$457,094,922
Liabilities Table
Other Financial Instruments+
Futures	$(51,648)	$–	$–	$(51,648)
Total Liabilities	$(51,648)	$–	$–	$(51,648)

PORTFOLIO OF INVESTMENTS
Voya Multi-Manager International Factors Fund	as of July 31, 2019 (Unaudited) (Continued)

(1)	For the period ended July 31, 2019, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At July 31, 2019, securities valued at $797,816 and $4,025,024 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2019, the following futures contracts were outstanding for Voya Multi-Manager International Factors Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Mini MSCI EAFE Index	70	09/20/19	$6,598,550	$(51,648)
			$6,598,550	$(51,648)

At July 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $458,257,721.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$28,044,307
Gross Unrealized Depreciation	(28,987,206)

Net Unrealized Depreciation	$(942,899)

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Argentina: 0.3%
4,519	(1)	Globant SA	$479,014	0.3

		Australia: 7.5%
23,079		Altium Ltd.	573,922	0.4
3,668		Ansell Ltd.	69,780	0.0
12,724		Appen Ltd.	263,159	0.2
421,186	(1)	Aurelia Metals Ltd.	145,363	0.1
55,236		Ausdrill Ltd.	74,015	0.1
8,921		Australian Ethical Investment Ltd.	12,750	0.0
15,025		Australian Finance Group Ltd.	19,846	0.0
499,346		Beach Energy Ltd.	719,804	0.4
36,489		BlueScope Steel Ltd.	322,057	0.2
41,200		Bravura Solutions Ltd.	137,707	0.1
2,985		Brickworks Ltd.	34,047	0.0
142,848		Charter Hall Group	1,104,720	0.7
8,301		Clinuvel Pharmaceuticals Ltd.	184,157	0.1
10,505		Codan Ltd./Australia	29,023	0.0
27,437		Costa Group Holdings Ltd.	74,136	0.1
95,200		CSR Ltd.	260,292	0.2
81,945		Data#3 Ltd.	141,860	0.1
58,702		Downer EDI Ltd.	288,403	0.2
23,109		ERM Power Ltd.	28,580	0.0
48,282		Estia Health Ltd.	88,939	0.1
116,279		Evolution Mining Ltd.	394,648	0.2
1,651		GBST Holdings Ltd.	4,385	0.0
31,220		GDI Property Group	30,530	0.0
130,852		Grange Resources Ltd.	22,213	0.0
156,949	(1)	Horizon Oil Ltd.	12,708	0.0
8,195		Hotel Property Investments	19,727	0.0
11,533		IDP Education Ltd.	150,739	0.1
156,150		Iluka Resources Ltd.	1,018,857	0.6
7,204		Integrated Research Ltd.	13,535	0.0
15,474		IVE Group Ltd.	22,963	0.0
4,513		Jumbo Interactive Ltd.	59,475	0.0
948		Macquarie Telecom Group Ltd.	14,300	0.0
11,797		Magellan Financial Group Ltd.	495,428	0.3
51,086	(1)	Mayne Pharma Group Ltd.	18,376	0.0
13,362		Midway Ltd.	32,278	0.0
32,466		Mineral Resources Ltd.	352,845	0.2
14,530		Monadelphous Group Ltd.	187,130	0.1
36,645		Mount Gibson Iron Ltd.	21,770	0.0
35,435		New Hope Corp., Ltd.	60,536	0.0
128,997		Northern Star Resources Ltd.	1,135,097	0.7
90,816		NRW Holdings Ltd.	150,563	0.1
29,921		Nufarm Ltd.	99,381	0.1
84,549		oOh!media Ltd.	257,225	0.2
5,843		Over the Wire Holdings Ltd.	18,968	0.0
132,946		OZ Minerals Ltd.	922,064	0.6
10,143		People Infrastructure Ltd.	23,652	0.0
9,209		Pro Medicus Ltd.	192,268	0.1
275,702	(1)	Ramelius Resources Ltd.	188,241	0.1
1,287		Regional Express Holdings Ltd.	1,289	0.0
153,569		Regis Resources Ltd.	579,800	0.4
14,381		Rhipe Ltd.	27,245	0.0
84,177	(1)	Saracen Mineral Holdings Ltd.	238,039	0.2
23,911	(2)	Seven Group Holdings Ltd.	293,151	0.2
47,329	(1)	Silver Lake Resources Ltd.	41,751	0.0
136,951		St Barbara Ltd.	343,219	0.2
34,066		Stanmore Coal Ltd.	31,682	0.0
27,114	(1)	Village Roadshow Ltd.	49,136	0.1
15,121	(1)	Vocus Communications Ltd.	33,742	0.0
			12,131,516	7.5

		Austria: 0.5%
4,717	(2)	Porr AG	102,890	0.1
7,481		Rhi Magnesita NV	405,109	0.2
1,405		Schoeller-Bleckmann Oilfield Equipment AG	111,759	0.1
8,279		Wienerberger AG	189,243	0.1
			809,001	0.5

		Azerbaijan: 0.0%
14,821		Anglo Asian Mining PLC	23,431	0.0

		Belgium: 0.8%
58,188	(1)	AGFA-Gevaert NV	234,355	0.2
269		Barco NV	56,177	0.0
1,946		Cie d'Entreprises CFE	171,015	0.1
16,751		Euronav NV	140,986	0.1
1,027	(1)	Galapagos NV	178,196	0.1
149		Home Invest Belgium SA	16,164	0.0
1		Jensen-Group NV	38	0.0
1,006		KBC Ancora	43,035	0.0
1,870		Shurgard Self Storage SA	65,104	0.0
2,494		Warehouses De Pauw SCA	416,891	0.3
			1,321,961	0.8

		Canada: 7.2%
17,099		Absolute Software Corp.	96,002	0.1
15,960		AGF Management Ltd.	61,915	0.0
62,443	(1)	Aimia, Inc.	176,949	0.1
14,001	(1)	Air Canada	481,729	0.3
8,807		Badger Daylighting Ltd.	318,034	0.2
3,300		Bird Construction, Inc.	13,577	0.0
2,100		Bridgemarq Real Estate Services	22,515	0.0
16,521		BRP, Inc.	581,953	0.4
8,124		Canaccord Genuity Group, Inc.	33,978	0.0
11,873	(1),(2)	Canada Goose Holdings, Inc.	555,538	0.3
9,906		Canadian Apartment Properties REIT	365,602	0.2
24,523		Canadian Western Bank	572,847	0.4
16,987	(1)	Canfor Corp.	122,531	0.1
24,023		Canfor Pulp Products, Inc.	168,004	0.1
232,852	(1)	Capstone Mining Corp.	97,036	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Canada: (continued)
1,700		Cervus Equipment Corp.	$14,285	0.0
2,369	(1),(2)	Cipher Pharmaceuticals, Inc.	2,082	0.0
3,081		Cogeco Communications, Inc.	243,319	0.2
2,025		Cogeco, Inc.	144,226	0.1
6,000		Computer Modelling Group Ltd.	29,823	0.0
21,560	(1)	Detour Gold Corp.	329,330	0.2
1,380		Dream Office Real Estate Investment Trust	25,712	0.0
4,500		Dream Unlimited Corp.	28,538	0.0
100		E-L Financial Corp. Ltd.	56,827	0.0
4,100		Empire Co. Ltd.	108,511	0.1
24,415		Enerflex Ltd.	307,269	0.2
10,000		Enghouse Systems Ltd.	261,858	0.2
75,276		Entertainment One Ltd.	402,008	0.2
20,200		Gibson Energy, Inc.	350,033	0.2
11,000	(1)	Gran Colombia Gold Corp.	41,340	0.0
2		Granite Real Estate Investment Trust	92	0.0
93,700	(1)	Guyana Goldfields, Inc.	79,515	0.1
1,600	(1)	Heroux-Devtek, Inc.	23,034	0.0
33,857		High Arctic Energy Services, Inc.	81,833	0.1
5,100	(1)	High Liner Foods, Inc.	41,495	0.0
27,900		iA Financial Corp., Inc.	1,119,551	0.7
6,500	(1)	IBI Group, Inc.	25,216	0.0
11,406	(1)	Imax Corp.	250,362	0.2
1,532		Information Services Corp.	18,793	0.0
18,581		Kirkland Lake Gold Ltd.	768,413	0.5
300		Lassonde Industries, Inc.	42,052	0.0
45,000		Martinrea International, Inc.	368,579	0.2
800		Morguard Corp.	111,538	0.1
7,136		Morguard North American Residential Real Estate Investment Trust	107,002	0.1
5,400		Neo Performance Materials, Inc.	49,426	0.0
10,600		Noranda Income Fund	16,866	0.0
14,887		North American Construction Group Ltd.	186,087	0.1
17,982		Northland Power, Inc.	342,255	0.2
33,335	(1)	Parex Resources, Inc.	569,812	0.4
475	(1)	Points International Ltd.	5,668	0.0
2,692		Polaris Infrastructure, Inc.	28,087	0.0
2,600		PRO Real Estate Investment Trust	14,351	0.0
2,600		Stantec, Inc.	61,937	0.0
183		Stuart Olson, Inc.	483	0.0
15,900		Summit Industrial Income REIT	157,217	0.1
139,474	(1)	Tamarack Valley Energy Ltd.	228,265	0.1
137,466	(1)	Taseko Mines Ltd.	63,660	0.0
19,416	(1)	Teranga Gold Corp.	75,469	0.1
12,101		TFI International, Inc.	382,798	0.2
17,200		Torstar Corp.	11,077	0.0
2,510		Total Energy Services, Inc.	13,237	0.0
49,076		TransGlobe Energy Corp.	76,068	0.1
36,289		Tricon Capital Group, Inc.	274,683	0.2
5,400		VersaBank	28,845	0.0
2,076	(1),(2)	Zymeworks, Inc.	47,437	0.0
			11,684,574	7.2

		China: 2.4%
615,069		Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. - A Shares	489,137	0.3
115,624		Asia Cement China Holdings Corp.	159,006	0.1
146,900		Bluefocus Intelligent Communications Group Co. Ltd. - A Shares	109,574	0.1
155,000		China Sunshine Paper Holdings Co. Ltd.	23,293	0.0
10,276		China Yuchai International Ltd.	140,165	0.1
374,100		Chongqing Dima Industry Co. Ltd. - A Shares	209,062	0.1
34,200		Dutech Holdings Ltd.	5,973	0.0
1,104,659		Greenland Hong Kong Holdings Ltd.	402,942	0.2
147,000		Henan Jinma Energy Co. Ltd. - H Shares	65,597	0.0
124,600		Hubei Fuxing Science And Technology Co. Ltd. - A Shares	121,379	0.1
196,560		Jiangxi Wannianqing Cement Co. Ltd. - A Shares	264,259	0.2
25,653		Kaisa Property Holdings Ltd.	48,633	0.0
186,000		Nexteer Automotive Group Ltd.	193,309	0.1
89,000		Pacific Online Ltd.	20,518	0.0
229,986		Poly Property Group Co. Ltd.	84,843	0.1
88,000	(1),(3)	RREEF China Commercial Trust	–	–
464,600		Sailun Group Co. Ltd. - A Shares	242,519	0.1
112,000		Shandong Weigao Group Medical Polymer Co., Ltd. - H Shares	106,777	0.1
31,700		Shenzhen Centralcon Investment Holding Co. Ltd. - A Shares	43,007	0.0
150,973		Sinotruk Hong Kong Ltd.	221,381	0.1
194,000	(1)	SPT Energy Group, Inc.	18,919	0.0
116,000		Ten Pao Group Holdings Ltd.	11,706	0.0
319,000		Towngas China Co. Ltd.	242,890	0.2
1,626,000		West China Cement Ltd.	273,987	0.2
38,932		Xingfa Aluminium Holdings Ltd.	37,847	0.0
375,200		Xinyu Iron & Steel Co. Ltd. - A Shares	253,603	0.2
319,000		Xiwang Special Steel Co. Ltd. - H Shares	42,514	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
152,500		Zhejiang Yankon Group Co. Ltd. - A Shares	$88,951	0.1
			3,921,791	2.4
		Denmark: 0.9%
49,826		Columbus A/S	86,886	0.1
6,655		Dfds A/S	245,115	0.2
11,150		GN Store Nord A/S	528,904	0.3
4,469		Matas A/S	46,109	0.0
238		North Media AS	1,252	0.0
612		Per Aarsleff Holding A/S	20,141	0.0
7,424		Royal Unibrew A/S	553,255	0.3
26		Sparekassen Sjaelland-Fyn AS	382	0.0
			1,482,044	0.9

		Finland: 1.2%
17,197	(1)	Adapteo Oyj	201,140	0.1
1,202		Alma Media OYJ	8,526	0.0
580		Atria PLC	4,889	0.0
4,759		Cramo Oyj	41,303	0.0
4,569		DNA OYJ	105,624	0.1
1,730		eQ Oyj	17,351	0.0
10,269		Finnair OYJ	72,358	0.1
2,011		Ilkka-Yhtyma OYJ	8,114	0.0
15,528		Kemira OYJ	229,022	0.1
3,123		Metso OYJ	120,002	0.1
20,215		Oriola-KD OYJ	45,578	0.0
60,729	(1)	Outotec Oyj	379,073	0.2
2,389		Ponsse Oyj	75,101	0.1
1,154		Talenom Oyj	45,350	0.1
7,842		Tieto OYJ	200,360	0.1
1,160		Titanium Oyj	10,761	0.0
1,388		Vaisala OYJ	31,345	0.0
17,808		Valmet OYJ	345,789	0.2
			1,941,686	1.2

		France: 6.5%
5,112		AKWEL	100,617	0.1
5,980		Alstom SA	257,552	0.2
5,401		Alten Ltd.	668,156	0.4
896		Argan SA	61,695	0.0
6,504		Arkema SA	585,398	0.4
162	(1)	Assystem	6,923	0.0
731	(1)	Baikowski SAS	13,443	0.0
1,451		Boiron SA	64,652	0.1
678	(1)	Cegedim SA	20,865	0.0
198,491	(1)	CGG SA	435,418	0.3
2,308		Cie des Alpes	63,619	0.1
306		Covivio	31,283	0.0
12,062	(1)	Criteo SA ADR	228,816	0.2
6,880		Eiffage SA	679,831	0.4
13,894		Elis SA	258,088	0.2
145		Eramet SLN	6,935	0.0
5,751		Faurecia SA	272,153	0.2
146	(1)	Focus Home Interactive S.A.	4,030	0.0
1,559		Groupe Crit	105,102	0.1
2,614	(1)	Groupe Fnac	183,606	0.1
125	(1)	Groupe Partouche SA	3,556	0.0
575		HEXAOM	21,165	0.0
1,969	(1)	ID Logistics Group	368,803	0.2
4,045		Imerys SA	169,441	0.1
762		Infotel SA	33,952	0.0
7,815	(1),(2)	Innate Pharma SA	53,844	0.0
3,283		Kaufman & Broad SA	134,807	0.1
9,629		Korian SA	380,065	0.2
135	(1)	LDC SA	16,215	0.0
1,992		Lectra	40,884	0.0
12,843	(4)	Maisons du Monde SA	257,224	0.2
271		Manutan International	21,780	0.0
9,013		Nexity SA	432,746	0.3
731		PSB Industries SA	20,495	0.0
3,923		Rubis SCA	221,061	0.1
435		Savencia SA	31,975	0.0
6,163		SCOR SE	253,266	0.2
1,431		SEB SA	228,892	0.1
793		Seche Environnement SA	30,637	0.0
78		Societe Marseillaise du Tunnel Prado-Carenage SA	1,563	0.0
5,539	(1)	Soitec	574,805	0.3
1,286		Synergie SA	40,911	0.0
5,430		Teleperformance	1,139,690	0.7
34,681		Television Francaise 1	347,447	0.2
4,877	(2)	Tikehau Capital SCA	105,586	0.1
12,128	(1)	UbiSoft Entertainment	997,588	0.6
284		Vetoquinol SA	18,863	0.0
1,018	(1)	Virbac SA	189,099	0.1
114		Voyageurs du Monde	13,629	0.0
4,398	(1),(4)	Worldline SA/France	314,276	0.2
			10,512,447	6.5

		Germany: 4.4%
1,917	(1)	ADVA AG Optical Networking	14,840	0.0
7,962	(1)	Affimed NV	23,886	0.0
28,309		Alstria Office REIT-AG	457,537	0.3
6,941		Amadeus Fire AG	942,902	0.6
5,869		Aurelius Equity Opportunities SE & Co. KGaA	236,840	0.1
3,431		Bechtle AG	380,055	0.2
8,047		Borussia Dortmund GmbH & Co. KGaA	80,529	0.1
6,640		Carl Zeiss Meditec AG	727,541	0.5
1,041		CENTROTEC Sustainable AG	13,832	0.0
4,281		Cewe Stiftung & Co. KGAA	396,661	0.2
16,140	(4)	Deutsche Pfandbriefbank AG	183,232	0.1
61,214		Deutz AG	422,575	0.3
11,697	(1)	Dialog Semiconductor PLC	523,589	0.3
260		Eckert & Ziegler Strahlen- und Medizintechnik AG	34,322	0.0
3,487		Elmos Semiconductor AG	75,950	0.1
3,178	(1)	Evotec AG	89,558	0.1
8,229	(2)	Francotyp-Postalia Holding AG	31,610	0.0
3,492		Fraport AG Frankfurt Airport Services Worldwide	291,628	0.2
3,795		Gerresheimer AG	295,183	0.2
3,640		Hugo Boss AG	228,777	0.1
9,288		IVU Traffic Technologies AG	91,097	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: (continued)
564		Nexus AG	$19,855	0.0
1,578		PSI Software AG	29,871	0.0
4,257		Rheinmetall AG	483,056	0.3
8,551		SAF-Holland SA	88,412	0.1
2,760		Salzgitter AG	59,580	0.0
3,137		Software AG	88,055	0.1
2,677		Stratec SE	175,732	0.1
22,298		TAG Immobilien AG	524,925	0.3
1,861		Vib Vermoegen AG	54,800	0.0
			7,066,430	4.4

		Greece: 0.1%
9,471		Athens Water Supply & Sewage Co. SA	86,706	0.1
942		Motor Oil Hellas Corinth Refineries SA	23,359	0.0
			110,065	0.1

		Hong Kong: 2.1%
2,000		Allied Group Ltd.	10,909	0.0
236,000		Allied Properties HK Ltd.	52,318	0.0
300,000		Build King Holdings Ltd.	40,731	0.0
393,000		Champion REIT	291,330	0.2
1,304,000	(1)	Chigo Holding Ltd.	9,495	0.0
2,802,920	(1)	China Billion Resources Ltd.	9,310	0.0
284,000	(1)	China Energy Development Holdings Ltd.	7,873	0.0
226,000		China Merchants Land Ltd.	32,160	0.0
80,000		Chuang's Consortium International Ltd.	17,100	0.0
80,000		Computer & Technologies Holdings Ltd.	38,732	0.1
145,703		Computime Group Ltd.	13,587	0.0
17,600		Dah Sing Financial Holdings Ltd.	78,915	0.1
90,000		EcoGreen International Group Ltd.	17,177	0.0
162,000		Emperor International Holdings Ltd.	40,609	0.0
814,000		Fountain SET Hldgs	122,693	0.1
2,188,000		Gemdale Properties & Investment Corp. Ltd.	260,782	0.2
566,000		Get Nice Holdings Ltd.	19,160	0.0
132,000		Giordano Intl. Ltd.	45,356	0.0
15,864	(1)	Great Rich Technologies Ltd.	23,933	0.0
222,000		Guangnan Holdings Ltd.	25,745	0.0
120,944		Hanison Construction Holdings Ltd.	20,548	0.0
103,200		HKR International Ltd.	52,405	0.1
10,000		Hong Kong Ferry Holdings Co. Ltd.	10,590	0.0
238,000	(1)	Hop Fung Group Holdings Ltd.	12,161	0.0
90,000		Hung Hing Printing Group Ltd.	13,058	0.0
480,808		K Wah International Holdings Ltd.	250,167	0.2
51,183		Lai Fung Holdings Ltd.	51,378	0.0
6,000		Liu Chong Hing Investment Ltd.	9,098	0.0
35,701		Lung Kee Bermuda Holdings	12,086	0.0
48,377	(1)	Million Hope Industries Holdings Ltd.	4,202	0.0
118,000		Ming Fai International Holdings Ltd.	14,622	0.0
100,911		Overseas Chinese Town Asia Holdings Ltd.	36,832	0.0
278,000	(1),(3)	Pacific Andes International Holdings Ltd.	–	–
40,000		Paradise Entertainment Ltd.	6,030	0.0
283,000		PAX Global Technology Ltd.	113,474	0.1
80,000		Perfect Shape Medical Ltd.	37,914	0.0
156,000		Pico Far East Holdings Ltd.	48,226	0.1
10,000		Public Financial Holdings Ltd.	4,157	0.0
23,000	(1)	Rich Goldman Holdings Ltd.	517	0.0
380,308		Road King Infrastructure	781,902	0.5
87,913	(1)	S&C Engine Group Ltd.	31,581	0.0
406,000		Shanghai Industrial Urban Development Group Ltd.	65,393	0.1
24,490	(1)	SHK Hong Kong Industries Ltd.	469	0.0
15,500		Soundwill Holdings Ltd.	21,517	0.0
332,000		Sun Hung Kai & Co. Ltd.	152,363	0.1
32,000		Sunlight Real Estate Investment Trust	23,469	0.0
375,000		Tang Palace China Holdings Ltd.	58,922	0.1
189,000		Tao Heung Holdings Ltd.	35,619	0.0
109,832		Tomson Group Ltd.	31,445	0.0
92,000		TPV Technology Ltd.	28,819	0.0
262,000		Value Partners Group Ltd.	156,190	0.1
33,220		Valuetronics Holdings Ltd.	15,719	0.0
212,000		Vedan International Holdings Ltd.	20,853	0.0
40,000		Wai Kee Holdings Ltd.	26,210	0.0
104,000		Water Oasis Group Ltd.	13,740	0.0
			3,319,591	2.1

		India: 0.1%
25,620	(1),(3)	Geodesic Ltd.	–	–
5,819		Gujarat Industries Power Co. Ltd.	5,818	0.0
1,201		Hinduja Global Solutions Ltd.	10,346	0.0
4,041		Newgen Software Technologies Ltd.	17,430	0.0
10,680	(1)	Satin Creditcare Network Ltd.	41,371	0.1
477		Sharda Motor Industries Ltd.	6,648	0.0
21,379	(1),(3)	Varun Industries Ltd.	–	–
824	(1)	WNS Holdings Ltd. ADR	51,929	0.0
			133,542	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Indonesia: 0.1%
550,935	(1)	Lippo Cikarang Tbk PT	$65,246	0.1
62,425		Mitrabara Adiperdana Tbk PT	9,655	0.0
1,384,065		Modernland Realty Tbk PT	25,975	0.0
190,900	(1)	Mulia Industrindo Tbk PT	20,617	0.0
			121,493	0.1

		Ireland: 0.7%
8,724	(1)	Avadel Pharmaceuticals PLC ADR	20,152	0.0
117,873	(1)	Cairn Homes PLC	138,576	0.1
34,994		Dalata Hotel Group PLC	184,800	0.1
7,546		Dalata Hotel Group PLC DHGI	38,844	0.1
28,575		Grafton Group PLC	251,470	0.1
46,539		UDG Healthcare PLC	450,594	0.3
			1,084,436	0.7

		Israel: 2.3%
13,750	(1)	Camtek Ltd./Israel	135,025	0.1
111,095	(1)	Ceragon Networks Ltd.	337,729	0.2
3,559	(1)	CyberArk Software Ltd.	494,274	0.3
3,002		Danel Adir Yeoshua Ltd.	211,196	0.1
2,023		FIBI Holdings Ltd.	60,776	0.0
3,108		First International Bank Of Israel Ltd.	80,113	0.1
3,561		Fox Wizel Ltd.	106,677	0.1
182,418		Israel Discount Bank Ltd.	787,322	0.5
1,150		Ituran Location and Control Ltd.	33,557	0.0
3,794	(1)	Kamada Ltd.	21,643	0.0
3,790		Kerur Holdings Ltd.	100,981	0.1
25,716	(1)	Mizrahi Tefahot Bank Ltd.	617,042	0.4
9,381		Naphtha Israel Petroleum Corp. Ltd.	61,716	0.0
140,420	(1)	Oil Refineries Ltd.	75,345	0.0
634		Paz Oil Co. Ltd.	89,791	0.1
3,356	(1)	Radware Ltd.	88,531	0.1
1,636		Sapiens International Corp. NV	26,323	0.0
1,149	(1)	Silicom Ltd.	36,860	0.0
711		Taro Pharmaceuticals Industries, Ltd.	57,428	0.0
18,100	(1)	Tower Semiconductor Ltd.	356,027	0.2
248		Victory Supermarket Chain Ltd.	3,239	0.0
			3,781,595	2.3

		Italy: 5.6%
21,842		Acea SpA	410,706	0.3
24,390		Amplifon S.p.A.	601,150	0.4
34,307	(4)	Anima Holding SpA	126,117	0.1
18,469	(1)	Arnoldo Mondadori Editore SpA	30,055	0.0
9,304		Ascopiave SpA	42,284	0.0
40,585		Autogrill S.p.A.	428,968	0.3
22,817		ASTM SpA	789,580	0.5
35,777		Azimut Holding S.p.A.	670,546	0.4
32,745		Banca Finnat Euramerica S.p.A.	10,585	0.0
17,401		Banca Generali SpA	506,630	0.3
17,037		BasicNet SpA	85,342	0.1
4,362		Brunello Cucinelli SpA	138,151	0.1
20,876		Buzzi Unicem SpA	424,262	0.3
22,186		Cerved Group SpA	174,822	0.1
13,658		Cofide SpA	7,257	0.0
11,375		Danieli & Co. Officine Meccaniche SpA	198,704	0.1
4,283		DiaSorin SpA	496,712	0.3
1,676		El.En. SpA	32,724	0.0
26,705	(1)	Elica SpA	63,559	0.0
15,292	(2)	Emak SpA	16,597	0.0
15,810		ERG S.p.A.	305,729	0.2
18,996		Falck Renewables SpA	87,761	0.1
10,828	(4)	Gima TT SpA	97,092	0.1
200,102		Hera SpA	746,501	0.5
13,954		Immobiliare Grande Distribuzione SIIQ SpA	89,902	0.1
52,256	(4)	Infrastrutture Wireless Italiane SpA	528,630	0.3
7,030		Interpump Group SpA	197,609	0.1
63,406		Italgas SpA	400,649	0.2
3,300		Italian Wine Brands SpA	45,664	0.0
46,918	(1),(2),(4)	OVS SpA	82,553	0.1
400		Pharmanutra SpA	8,723	0.0
66,401		Piaggio & C SpA	199,436	0.1
2,655		Ratti SpA	13,167	0.0
103,261		Reno de Medici SpA	78,874	0.0
16,066		Salvatore Ferragamo Italia SpA	336,940	0.2
129,086		Saras S.p.A.	212,483	0.1
7,403		Servizi Italia SpA	26,306	0.0
1,913		Societa Iniziative Autostradali e Servizi S.p.A.	36,286	0.0
231		Somec SpA	5,400	0.0
20,324	(4)	Technogym SpA	218,317	0.1
1,771	(2)	Tod's S.p.A.	88,223	0.1
			9,060,996	5.6

		Japan: 23.0%
800		Achilles Corp.	14,952	0.0
57		Oriental Consultants Holdings Co. Ltd.	1,013	0.0
8,900		Adastria Co. Ltd.	174,168	0.1
18,200		Advantest Corp.	700,862	0.4
1,000		Aichi Bank Ltd.	34,286	0.0
700		Aichi Tokei Denki Co., Ltd.	26,979	0.0
2,100		Aiphone Co., Ltd.	32,106	0.0
1,100		Alpha Systems, Inc.	27,473	0.0
600		Anabuki Kosan, Inc.	15,668	0.0
15,000	(2)	Anritsu Corp.	275,308	0.2
4,689		AOI TYO Holdings, Inc.	30,655	0.0
1,900		Arakawa Chemical Industries Ltd.	25,699	0.0
500		Arata Corp.	16,184	0.0
3,500		Artnature, Inc.	21,059	0.0
7,618		Asahi Intecc Co. Ltd.	199,068	0.1
800		Asante, Inc.	14,620	0.0
1,400		ASKA Pharmaceutical Co., Ltd.	16,742	0.0
3,000		Avant Corp.	53,438	0.0
6,000		Bando Chemical Industries Ltd.	51,778	0.0
1,700		Bank of Kochi Ltd./The	11,767	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
2,200		Bank of Kyoto Ltd/The	$85,382	0.1
23,100		BIC Camera, Inc.	227,729	0.2
1,600		BML, Inc.	43,914	0.0
1,200		Business Brain Showa-Ota, Inc.	26,407	0.0
1,600	(1)	Career Design Center Co. Ltd.	23,321	0.0
2,200		Chilled & Frozen Logistics Holdings Co. Ltd.	26,770	0.0
1,400		Chino Corp.	18,123	0.0
1,300		Chori Co., Ltd.	20,245	0.0
9,000		Chubu Shiryo Co., Ltd.	103,556	0.1
600		Chuo Spring Co., Ltd.	15,682	0.0
1,700		CMC Corp.	38,511	0.0
4,300		Computer Engineering & Consulting Ltd.	95,683	0.1
44		Computer Institute of Japan Ltd.	399	0.0
1,400		Contec Co. Ltd.	17,813	0.0
2,500		Corona Corp.	23,120	0.0
3,900		CTI Engineering Co., Ltd.	56,725	0.0
4,800		Daifuku Co., Ltd.	262,528	0.2
2,700		Daihatsu Diesel Manufacturing Co., Ltd.	16,003	0.0
7,000		Daihen Corp.	193,812	0.1
12,700		Daikyonishikawa Corp.	104,532	0.1
2,700		Dainichi Co., Ltd.	15,771	0.0
9,500		Daiseki Co., Ltd.	225,751	0.2
2,600		Daito Electron Co., Ltd.	31,983	0.0
8,400		Denka Co., Ltd.	241,739	0.2
11		Densan Co. Ltd.	205	0.0
6,800		Dip Corp.	139,585	0.1
366		Disco Corp.	67,171	0.1
11,900		DMG Mori Co. Ltd.	172,376	0.1
1,000		DMS, Inc.	18,206	0.0
28,182		DTS Corp.	616,028	0.4
100		Duskin Co., Ltd.	2,647	0.0
1,600		Dvx, Inc.	11,656	0.0
300		Ebara Foods Industry, Inc.	5,839	0.0
2,300		Eco's Co., Ltd.	31,314	0.0
3,000		Elematec Corp.	28,171	0.0
10,400		EPS Holdings, Inc.	160,125	0.1
4,500		Excel Co., Ltd.	62,556	0.1
12,800		Ferrotec Holdings Corp.	109,786	0.1
146,200		FIDEA Holdings Co., Ltd.	161,167	0.1
4,100		First Bank of Toyama Ltd./The	11,505	0.0
2,700		FJ Next Co. Ltd.	26,332	0.0
189	(1)	Foster Electric Co., Ltd.	3,311	0.0
2,900		F-Tech, Inc.	19,740	0.0
2,200		Fuji Furukawa Engineering & Construction Co. Ltd.	38,489	0.0
7,600		Fuji Oil Holdings, Inc.	233,960	0.2
1,400		Fuji Pharma Co. Ltd.	18,760	0.0
10,027		Fuji Soft, Inc.	450,548	0.3
7,900		Fujikura Kasei Co., Ltd.	43,085	0.0
10,716		Fujitsu Frontech Ltd.	94,177	0.1
2,200		FuKoKu Co. Ltd.	14,788	0.0
300		Fukuda Denshi Co., Ltd.	19,717	0.0
10,300		Fullcast Co., Ltd.	210,607	0.1
4,400		Furusato Industries Ltd.	58,784	0.0
700		Fuso Pharmaceutical Industries Ltd.	12,337	0.0
9,200		Future Corp.	163,629	0.1
8,182		G-7 Holdings, Inc.	222,076	0.1
600		Gakken Holdings Co., Ltd.	26,993	0.0
7,400		Grandy House Corp.	33,452	0.0
4,010		GungHo Online Entertainment, Inc.	105,804	0.1
32,500		Gunma Bank Ltd.	111,966	0.1
4,700		Gurunavi, Inc.	28,991	0.0
9,000		H2O Retailing Corp.	101,720	0.1
3,100		Hakudo Co., Ltd.	39,744	0.0
3,800		Harima Chemicals Group, Inc.	40,074	0.0
1,800		Haruyama Holdings, Inc.	13,385	0.0
1,210		Hashimoto Sogyo Holdings Co. Ltd.	17,412	0.0
25,600		Hazama Ando Corp.	176,471	0.1
6,000		Hokko Chemical Industry Co. Ltd.	26,586	0.0
3,800		Hokuhoku Financial Group, Inc.	38,073	0.0
2,400		Honshu Chemical Industry Co. Ltd.	25,998	0.0
1,000		Hosokawa Micron Corp.	40,462	0.0
1,700		Housecom Corp.	20,731	0.0
1,900		HS Securities Co., Ltd.	15,618	0.0
600	(1)	HUB Co. Ltd.	6,749	0.0
55,100		Ichigo, Inc.	199,096	0.1
1,100		ID Holdings Corp.	11,940	0.0
8,950		IHI Corp.	213,266	0.1
9,800		IJTT Co. Ltd.	46,839	0.0
41,600		Infocom Corp.	1,031,099	0.6
2,100		Internet Initiative Japan, Inc.	39,248	0.0
719		Invincible Investment Corp.	412,677	0.3
1,200		I-O Data Device, Inc.	10,309	0.0
2,800		Ishihara Sangyo Kaisha Ltd.	29,747	0.0
5,200		Itoki Corp.	21,450	0.0
20,200		Iwaki & Co., Ltd.	89,971	0.1
3,500		Iyo Bank Ltd.	17,010	0.0
7,100		Jamco Corp.	129,384	0.1
2,800		Japan Airport Terminal Co., Ltd.	115,772	0.1
2,600		Japan Aviation Electronics Industry Ltd.	36,211	0.0
15,400		Japan Lifeline Co. Ltd.	271,045	0.2
6,500		Japan Medical Dynamic Marketing, Inc.	81,385	0.1
900		Japan System Techniques Co. Ltd.	13,970	0.0
7,100		JBCC Holdings, Inc.	104,500	0.1
4,100		JCR Pharmaceuticals Co. Ltd.	288,490	0.2
2,600		Jeol Ltd.	58,425	0.0
1,000		JFE Systems, Inc.	28,355	0.0
14,400		JGC Corp.	187,479	0.1
14,000		Kadokawa Corp.	177,912	0.1
1,469		Kakiyasu Honten Co. Ltd.	28,858	0.0
700		Kamei Corp.	7,129	0.0
9,800		Kanamoto Co., Ltd.	251,905	0.2
37,100		Kanematsu Corp.	425,646	0.3

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
10,000		Kanto Denka Kogyo Co., Ltd.	$68,329	0.1
1,200		Kawasumi Laboratories, Inc.	8,422	0.0
4,700		Keihanshin Building Co. Ltd.	51,797	0.0
8,400		Keihin Corp.	116,589	0.1
5,900		Keiyo Bank Ltd.	35,909	0.0
49		Kenedix Office Investment Corp.	351,901	0.2
20,700		Kenedix, Inc.	104,909	0.1
5,100		KH Neochem Co. Ltd.	126,357	0.1
2,100		Kimura Unity Co., Ltd.	20,102	0.0
5,700		King Co. Ltd.	34,698	0.0
2,400		Kita-Nippon Bank Ltd.	39,769	0.0
100		Kitano Construction Corp.	2,403	0.0
1,200	(1)	KNT-CT Holdings Co., Ltd.	14,480	0.0
1,900		Koatsu Gas Kogyo Co., Ltd.	14,547	0.0
2,800		Kohsoku Corp.	32,098	0.0
1,200		Komaihal Tec, Inc.	17,862	0.0
1,800		KSK Co. Ltd./Inagi	31,418	0.0
9,700		Kumagai Gumi Co., Ltd.	259,314	0.2
1,400		Kurabo Industries Ltd.	26,985	0.0
600		Kureha Corp.	39,747	0.0
9,900		Kyorin Co., Ltd.	166,527	0.1
4,070		Kyoritsu Maintenance Co., Ltd.	175,220	0.1
7,100		Kyowa Exeo Corp.	170,523	0.1
5,900		Kyowa Leather Cloth Co., Ltd.	42,563	0.0
6,282		Kyudenko Corp.	194,505	0.1
7,700		Lasertec Corp.	366,290	0.2
2,300	(1)	M&A Capital Partners Co. Ltd.	153,659	0.1
25,700		Maeda Corp.	192,546	0.1
5,200		Makino Milling Machine Co., Ltd.	216,778	0.1
3,200		Mani, Inc.	229,965	0.2
1,600		Marubun Corp.	8,581	0.0
1,000		Maruhachi Holdings Co. Ltd.	7,433	0.0
9,100		Maruzen CHI Holdings Co. Ltd.	31,646	0.0
9,900		Matsumotokiyoshi Holdings Co., Ltd.	329,540	0.2
44,300		Mebuki Financial Group, Inc.	109,309	0.1
5,900		Meiwa Corp.	20,488	0.0
1,400		Minori Solutions Co., Ltd.	26,591	0.0
9,000		Mirait Holdings Corp.	132,880	0.1
39,500		Mito Securities Co., Ltd.	72,311	0.1
1,100		Mitsubishi Research Institute, Inc.	40,303	0.0
4,300		Miura Co., Ltd.	118,860	0.1
600		Miyazaki Bank Ltd.	14,442	0.0
3,000		Modec, Inc.	79,622	0.1
800		Morishita Jintan Co. Ltd.	15,000	0.0
900		Mory Industries, Inc.	16,252	0.0
1,900		Mutoh Holdings Co., Ltd.	28,967	0.0
1,800		NAC Co., Ltd.	16,284	0.0
1,300		Nadex Co., Ltd.	10,408	0.0
700		Nafco Co., Ltd.	9,071	0.0
1,500		Nagano Bank Ltd.	23,538	0.0
12,900		Nakano Corp.	50,471	0.0
2,200		Narasaki Sangyo Co. Ltd.	35,526	0.0
1,000		NEC Capital Solutions Ltd.	18,146	0.0
29,700		Net One systems Co., Ltd.	783,346	0.5
9,453		Nichireki Co., Ltd.	94,707	0.1
3,940		Nichirin Co. Ltd.	56,923	0.0
2,300		Nihon Falcom Corp.	29,420	0.0
4,000		Nihon Kohden Corp.	109,456	0.1
4,000		Nihon Unisys Ltd.	131,279	0.1
71		Nippon Accommodations Fund, Inc.	418,032	0.3
400		Nippon Chemiphar Co., Ltd.	10,445	0.0
13,400		Nippon Filcon Co., Ltd./Tokyo	59,569	0.0
3,700		Nippon Gas Co., Ltd.	103,853	0.1
900		Nippon Seisen Co., Ltd.	21,947	0.0
6,493		Nippon Shinyaku Co., Ltd.	467,890	0.3
60,300		Nippon Suisan Kaisha Ltd.	380,002	0.2
2,100		Nippon Systemware Co., Ltd.	53,606	0.0
11,200		Nippon Yusen KK	186,598	0.1
142,000		Niraku GC Holdings, Inc.	9,748	0.0
4,900		Nishi-Nippon Financial Holdings, Inc.	34,614	0.0
58,700		Nissan Tokyo Sales Holdings Co., Ltd.	151,050	0.1
13,000		Nisshin Fudosan Co.	55,720	0.0
9,000		Nittetsu Mining Co., Ltd.	390,001	0.3
3,400		NJS Co. Ltd.	53,712	0.0
89,300		North Pacific Bank Ltd.	199,095	0.1
2,000		Nozawa Corp.	12,639	0.0
2,200		NuFlare Technology, Inc.	155,390	0.1
300		Ohsho Food Service Corp.	18,444	0.0
2,200		Oita Bank Ltd.	62,338	0.0
1,600		Okura Industrial Co., Ltd.	25,667	0.0
2,700		Okuwa Co., Ltd.	26,679	0.0
5,500		Open House Co. Ltd.	239,618	0.2
1,000		Origin Co. Ltd	13,170	0.0
2,800		Osaki Electric Co., Ltd.	16,821	0.0
8,500		Paltac Corp.	414,927	0.3
16,000		Parker Corp.	72,551	0.1
2,300		PCA Corp.	85,263	0.1
61,000		Penta-Ocean Construction Co., Ltd.	295,398	0.2
5,950		Persol Holdings Co. Ltd	143,912	0.1
4,500		Pigeon Corp.	164,092	0.1
32,800		Poletowin Pitcrew Holdings, Inc.	350,275	0.2
21,200		Pressance Corp.	295,082	0.2
4,900		Relia, Inc.	57,884	0.0
30,500		Rengo Co., Ltd.	231,605	0.2
900		Rhythm Watch Co. Ltd.	10,478	0.0
800		Ricoh Leasing Co., Ltd.	24,570	0.0
3,500	(1)	Riken Technos Corp.	16,542	0.0
24,800		Round One Corp.	376,945	0.2
1,000		Saison Information Systems Co. Ltd.	18,985	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
1,100		Sakai Heavy Industries Ltd.	$29,656	0.0
700		San Holdings, Inc.	14,762	0.0
1,100		San ju San Financial Group, Inc.	16,341	0.0
13,682		San-Ai Oil Co., Ltd.	131,628	0.1
13,800		San-In Godo Bank Ltd.	83,360	0.1
3,200		Sanko Metal Industrial Co. Ltd.	71,626	0.1
1,519		Sankyo Frontier Co. Ltd.	46,974	0.0
5,800		Sankyu, Inc.	311,394	0.2
39,100		Sanwa Holdings Corp.	435,908	0.3
2,100		Sanyo Engineering & Construction, Inc.	13,260	0.0
5,500		Sawai Pharmaceutical Co., Ltd.	303,448	0.2
3,300		Saxa Holdings, Inc.	62,442	0.1
13,200		Scroll Corp.	41,139	0.0
8,600		SCSK Corp.	408,299	0.3
21,700		Seikitokyu Kogyo Co., Ltd.	133,109	0.1
23,400		Seino Holdings Co. Ltd	291,462	0.2
1,800		Shibaura Mechatronics Corp.	51,054	0.0
15,400		Shiga Bank Ltd.	339,630	0.2
1,900		Shikoku Bank Ltd.	16,387	0.0
20,900		Shinsho Corp.	437,349	0.3
10,200		Ship Healthcare Holdings, Inc.	458,350	0.3
3,100		Shofu, Inc.	39,549	0.0
10,300		Showa Corp.	138,552	0.1
1,700		SK-Electronics Co., Ltd.	36,560	0.0
9,500		Softcreate Holdings Corp.	153,143	0.1
5,769		Soken Chemical & Engineering Co. Ltd.	85,939	0.1
1,400		SPK Corp.	33,653	0.0
10,700		Starts Corp., Inc.	252,935	0.2
5,500		Sumitomo Bakelite Co., Ltd.	187,094	0.1
4,800		Sushiro Global Holdings Ltd.	294,392	0.2
2,000		Suzuken Co., Ltd.	110,214	0.1
27,200		Systena Corp.	452,012	0.3
4,200		Tachikawa Corp.	51,673	0.0
21,300		Tadano Ltd.	191,516	0.1
3,800		Taiko Bank Ltd.	64,346	0.1
1,300		Taiyo Kagaku Co. Ltd.	21,115	0.0
18,400		Taiyo Yuden Co., Ltd.	363,953	0.2
1,500		Takano Co., Ltd.	10,891	0.0
600		Takasago International Corp.	16,468	0.0
16,600		Takasago Thermal Engineering Co., Ltd.	256,275	0.2
1,200		Tanabe Consulting Co. Ltd.	13,640	0.0
2,000		TDC Software Engineering, Inc.	16,041	0.0
800		Techno Medica Co. Ltd.	16,070	0.0
2,680		TechnoPro Holdings, Inc.	151,339	0.1
4,000		THK Co., Ltd.	100,809	0.1
4,400		Tigers Polymer Corp.	22,738	0.0
12,600		TIS, Inc.	654,014	0.4
15,200		TOA Road Corp.	469,853	0.3
46,000		Tochigi Bank Ltd.	75,186	0.1
35,800		Toda Corp.	196,103	0.1
800		Toei Animation Co. Ltd.	33,465	0.0
3,100		Togami Electric Manufacturing Co. Ltd.	46,497	0.0
9,600		Toho Bank Ltd.	23,039	0.0
26,000	(2)	Tokai Carbon Co., Ltd.	254,775	0.2
277		Tokyo Electron Device Ltd.	5,207	0.0
3,021		Tokyo Kiraboshi Financial Group, Inc.	40,399	0.0
3,490		Tokyo Ohka Kogyo Co., Ltd.	118,026	0.1
18,900		Tokyo Sangyo Co. Ltd.	85,945	0.1
39,300		Tokyo Steel Manufacturing Co., Ltd.	298,527	0.2
9,000		Tokyo Tekko Co., Ltd.	114,554	0.1
1,600		Tomato Bank Ltd.	15,285	0.0
2,000		Tomoku Co., Ltd.	32,322	0.0
8,200		Tomy Co., Ltd.	104,730	0.1
3,400		Tonami Holdings Co., Ltd.	176,801	0.1
2,600		Towa Bank Ltd.	17,227	0.0
5,100		Towa Pharmaceutical Co., Ltd.	127,982	0.1
1,000		Toyo Business Engineering Corp.	20,341	0.0
38,800		Toyo Tire & Rubber Co., Ltd.	506,860	0.3
14,200		Tsubaki Nakashima Co. Ltd.	244,835	0.2
3,600		Tsubakimoto Kogyo Co., Ltd.	110,321	0.1
5,200		Uchida Yoko Co., Ltd.	161,759	0.1
2,400		Unirita, Inc.	37,098	0.0
13,200		UT Group Co. Ltd.	289,640	0.2
13,200		Utoc Corp.	58,738	0.0
5,100		Warabeya Nichiyo Co., Ltd.	80,150	0.1
4,400		Waseda Academy Co., Ltd.	29,559	0.0
10,304		Watabe Wedding Corp.	60,220	0.0
1,000		Wood One Co., Ltd.	9,080	0.0
2,200	(1)	World Holdings Co. Ltd.	30,303	0.0
800		Yamanashi Chuo Bank Ltd.	8,330	0.0
9,800		Yamato Kogyo Co., Ltd.	253,519	0.2
2,100		Yamaya Corp.	43,800	0.0
13,400		Yamazen Corp.	127,309	0.1
2,426		Yashima Denki Co., Ltd.	19,766	0.0
8,750		Yokogawa Bridge Holdings Corp.	136,017	0.1
26,376		Yuasa Trading Co., Ltd.	743,398	0.5
2,100		Yushiro Chemical Industry Co., Ltd.	25,931	0.0
1,100		Yutaka Giken Co., Ltd.	17,433	0.0
2,200		Zaoh Co. Ltd.	27,012	0.0
20,650		Zenkoku Hosho Co. Ltd.	805,480	0.5
9,600		ZOZO, Inc.	181,021	0.1
			37,235,869	23.0

		Liechtenstein: 0.0%
415		VP Bank AG	64,844	0.0

		Malaysia: 0.3%
57,500		Affin Bank Bhd	28,094	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Malaysia: (continued)
10,900		Allianz Malaysia Bhd	$36,716	0.1
35,100		Berjaya Food Bhd	13,780	0.0
57,300	(1)	Country Heights Holdings BHD	19,718	0.0
67,600		Deleum Bhd	15,365	0.0
32,897	(1)	Hengyuan Refining Co. Bhd	39,776	0.0
128,700		I-Bhd	10,874	0.0
247,200	(1)	KSL Holdings BHD	49,968	0.1
69,850		Kumpulan Fima BHD	29,622	0.0
26,200		Lii Hen Industries BHD	18,708	0.0
20,200		Lingkaran Trans Kota Holdings Bhd	22,503	0.0
192,523	(1)	Lion Industries Corp. Bhd	23,378	0.0
934		Malaysian Pacific Industries Bhd	2,057	0.0
210,000		Media Chinese International Ltd.	8,987	0.0
22,800		MKH Bhd	6,671	0.0
1,100		Oriental Holdings BHD	1,747	0.0
85,918		Tropicana Corp. Bhd	17,906	0.0
122,100		Uchi Technologies Bhd	80,217	0.1
53,000		WTK Holdings Bhd	6,655	0.0
			432,742	0.3

		Mexico: 0.0%
17,530	(1)	Grupo Famsa SAB de CV	5,132	0.0
4,666	(1)	Industrias CH, SA	15,327	0.0
			20,459	0.0

		Netherlands: 1.4%
238	(1)	AFC Ajax NV	4,597	0.0
5,304		ASM International NV	432,640	0.3
11,525		ASR Nederland NV	433,071	0.3
2,213		BE Semiconductor Industries NV	65,495	0.0
7,527	(4)	Euronext NV	581,059	0.4
2,216		IMCD NV	195,230	0.1
13,239	(4)	Intertrust NV	252,896	0.1
2,933		KAS Bank NV	40,614	0.0
478,561	(1),(2),(3)	SNS Reaal NV	–	–
4,886		TKH Group NV	289,883	0.2
			2,295,485	1.4

		New Zealand: 0.3%
9,568		Hallenstein Glasson Holdings Ltd.	33,673	0.0
10,892		Kathmandu Holdings Ltd.	15,183	0.0
41,622		NZX Ltd.	32,521	0.0
28,071	(1)	Oceania Healthcare Ltd.	19,131	0.0
136,059		PGG Wrightson Ltd.	49,135	0.1
3,338	(1)	Serko Ltd.	9,069	0.0
58,853		Summerset Group Holdings Ltd.	217,783	0.1
13,217		Z Energy Ltd.	56,213	0.1
			432,708	0.3

		Norway: 0.9%
1,408		Aker ASA	74,100	0.1
4,802		Atea ASA	61,267	0.0
4,851		Austevoll Seafood ASA	49,354	0.0
15,904		DNO ASA	26,600	0.0
30,549		Kongsberg Gruppen ASA	387,208	0.3
51,237		Kvaerner ASA	72,012	0.1
802		Medistim ASA	11,500	0.0
3,736	(1)	Pareto Bank ASA	15,896	0.0
6,351		Selvaag Bolig ASA	33,310	0.0
7,502		Sparebank 1 Nord Norge	55,187	0.0
59,056		SpareBank 1 SMN	650,174	0.4
10,349		Sparebanken Vest	62,990	0.0
3,673	(1)	Spectrum ASA	24,916	0.0
			1,524,514	0.9

		Philippines: 0.0%
31,770		Ginebra San Miguel, Inc.	39,207	0.0
88,200		Lopez Holdings Corp.	7,852	0.0
			47,059	0.0

		Poland: 0.0%
400		Amica Wronki SA	12,136	0.0
29,912	(1)	Impexmetal SA	32,722	0.0
427		TEN Square Games SA	14,065	0.0
8,287		Zespol Elektrowni Patnow Adamow Konin SA	17,104	0.0
			76,027	0.0

		Portugal: 0.2%
5,397		Semapa-Sociedade de Investimento e Gestao	71,575	0.0
39,303		Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	244,048	0.2
			315,623	0.2

		Singapore: 1.0%
27,600		AEM Holdings Ltd.	23,344	0.0
43,600		Banyan Tree Holdings Ltd	15,312	0.0
181,200		BreadTalk Group Ltd.	92,308	0.1
26,400		China Aviation Oil Singapore Corp. Ltd.	24,240	0.0
133,000		China Sunsine Chemical Holdings Ltd.	108,430	0.1
282,900		CSE Global Ltd.	94,633	0.1
20,700		Elec & Eltek International Co., Ltd.	29,560	0.0
433,300		Frasers Logistics & Industrial Trust	378,400	0.2
102,900		Frencken Group Ltd.	53,015	0.1
187,400		Golden Energy & Resources Ltd.	28,640	0.0
8,000		Hanwell Holdings Ltd.	1,193	0.0
66,200		Hi-P International Ltd.	66,059	0.1
16,612		Ho Bee Investment Ltd.	28,458	0.0
67,580	(1)	Hong Leong Asia Ltd.	28,169	0.0
10,920		Hong Leong Finance Ltd.	21,979	0.0
533,000		IGG, Inc.	506,400	0.3
10,657		Micro-Mechanics Holdings Ltd.	12,254	0.0
15,294		Riverstone Holdings Ltd.	10,017	0.0
13,300		Sing Investments & Finance Ltd.	14,177	0.0
24,100		Stamford Land Corp. Ltd.	8,329	0.0
78,392		Tai Sin Electric Ltd.	18,256	0.0
83,500	(1)	Tiong Woon Corp. Holding Ltd.	22,788	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
4,400		Venture Corp. Ltd.	$49,102	0.0
			1,635,063	1.0

		South Africa: 0.3%
158,675		Alviva Holdings Ltd.	179,209	0.1

		South Africa: (continued)
46,167	(1)	ArcelorMittal South Africa Ltd.	7,725	0.0
10,764		DataTec Ltd.	25,289	0.0
14,219		Hulamin Ltd.	2,528	0.0
44,762		Metair Investments Ltd.	74,428	0.1
1,883		MiX Telematics Ltd. ADR	28,170	0.0
32,074		Raubex Group Ltd.	42,598	0.0
5,821		Reinet Investments SCA	96,658	0.1
			456,605	0.3

		South Korea: 2.8%
6,372		AfreecaTV Co. Ltd.	310,470	0.2
432		Asia Holdings Co., Ltd.	39,124	0.0
50		Dae Han Flour Mills Co. Ltd.	7,882	0.0
5,728		Daewon Co. Ltd.	62,614	0.1
20,399		Daewon San Up Co. Ltd.	103,624	0.1
1,517	(1)	Daeyang Electric Co. Ltd.	15,889	0.0
4,212		Dongil Industries Co. Ltd.	208,700	0.1
5,541		Douzone Bizon Co. Ltd	297,770	0.2
19,993		Fine Semitech Corp.	119,692	0.1
1,300		Fursys, Inc.	33,337	0.0
174		Geumhwa PSC Co. Ltd.	4,639	0.0
2,065		GIIR, Inc.	12,809	0.0
1,591		GS Home Shopping, Inc.	224,980	0.1
3,453		Hankook Tire & Technology Co. Ltd.	90,185	0.1
9,600	(1)	Huneed Technologies	56,673	0.0
4,263		Hyundai Construction Equipment Co. Ltd.	111,394	0.1
2,040		IDIS Holdings Co. Ltd.	19,794	0.0
5,550		JB Financial Group Co. Ltd.	25,784	0.0
7,628		Jeju Bank	28,327	0.0
3,397		JLS Co. Ltd.	21,191	0.0
13,048		KISCO Corp.	58,088	0.1
2,924		Korea Aerospace Industries Ltd.	90,757	0.1
1,480		Korea Airport Service Co. Ltd.	52,960	0.0
10,153		Korea United Pharm, Inc.	173,485	0.1
5,784	(1)	KT Hitel Co. Ltd.	27,784	0.0
2,451		Kyeryong Construction Industrial Co., Ltd.	52,642	0.0
3,470		LEADCORP, Inc./The	19,071	0.0
1,996		LF Corp.	41,124	0.0
3,985		Maeil Dairies Co. Ltd.	279,159	0.2
3,269		Maeil Holdings Co. Ltd.	32,643	0.0
52,604		Meritz Securities Co. Ltd.	223,627	0.2
218		Mi Chang Oil Industrial Co. Ltd.	14,280	0.0
1,063		Multicampus Corp.	40,160	0.0
19,069		Nexen Tire Corp.	138,613	0.1
17,696		Partron Co. Ltd.	213,888	0.1
2,321		Pureun Mutual Savings Bank	16,224	0.0
1,138		RedcapTour Co. Ltd.	16,641	0.0
4,189		Rsupport Co. Ltd.	12,748	0.0
887		S&T Holdings Co. Ltd.	11,367	0.0
843	(1)	Sam Jung Pulp Co. Ltd.	22,908	0.0
8,006		Sam Young Electronics Co. Ltd.	69,932	0.1
3,124		Samsung Securities Co. Ltd.	95,972	0.1
6,070		Samwonsteel Co. Ltd.	14,544	0.0
8,875		SFA Engineering Corp.	280,740	0.2
412		Shinyoung Securities Co. Ltd.	20,431	0.0
10,577		SL Corp.	196,761	0.1
5,165		Soulbrain Co. Ltd.	282,531	0.2
126		Taekwang Industrial Co. Ltd.	132,166	0.1
4,014		UIL Co. Ltd	16,726	0.0
2,945		Uju Electronics Co. Ltd.	20,334	0.0
4,884		Visang Education, Inc.	32,282	0.0
1,756		YAS Co. Ltd./Korea	35,312	0.0
622		Yesco Holdings Co. Ltd	21,319	0.0
4,602		Yoosung Enterprise Co. Ltd.	11,043	0.0
2,123		Zeus Co. Ltd.	21,636	0.0
			4,584,776	2.8

		Spain: 2.1%
4,598		Acciona SA	489,591	0.3
14,261		Almirall SA	258,495	0.2
15,474		Applus Services SA	217,514	0.1
4,652	(1)	Atento SA	10,839	0.0
12,314		Atlantica Yield plc	285,562	0.2
26,273		Bankinter S.A.	170,427	0.1
13,994		Cia de Distribucion Integral Logista Holdings SA	291,583	0.2
101,419		Faes Farma SA	502,086	0.3
16,272	(1)	Masmovil Ibercom SA	369,270	0.2
44,925		Melia Hotels International SA	395,783	0.2
18,255		Merlin Properties Socimi SA	249,247	0.2
40,441	(4)	Prosegur Cash SA	82,062	0.1
			3,322,459	2.1

		Sweden: 3.0%
2,249		Betsson AB	11,872	0.0
3,827		BioGaia AB	159,128	0.1
39,710		Biotage AB	428,212	0.3
99,784		Bredband2 i Skandinavien AB	10,328	0.0
7,593		Bure Equity AB	141,471	0.1
5,764		Cellavision AB	233,871	0.2
15,306		Concentric AB	188,528	0.1
38,715	(4)	Dometic Group AB	353,192	0.2
1,779	(1)	Enea AB	30,291	0.0
7,517		Eolus Vind AB	54,827	0.0
16,219	(4)	Evolution Gaming Group AB	353,140	0.2
1,264		Ferronordic AB	18,543	0.0
8,763		Getinge AB	128,577	0.1
9,974	(2)	GHP Specialty Care AB	14,476	0.0
3,207		Gunnebo AB	8,290	0.0
6,024		Humana AB	34,107	0.0
4,094	(1)	ITAB Shop Concept AB	11,950	0.0
74,549		KappAhl AB	151,085	0.1
9,388		KNOW IT AB	184,479	0.1
9,564		Loomis AB	328,967	0.2
1,281	(2)	NP3 Fastigheter AB	11,175	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Sweden: (continued)
27,556		Peab AB	$233,157	0.1
36,709	(4)	Resurs Holding AB	212,487	0.1
156,091		Rottneros AB	166,739	0.1
1,195		Sectra AB	40,199	0.0
3,012		Semcon AB	16,616	0.0
94,422		SSAB AB Class B	239,359	0.2
2,029	(1)	SwedenCare AB	15,637	0.0
2,024		Tethys Oil AB	17,066	0.0
10,301	(1)	THQ Nordic AB	242,145	0.2
14,185		Vitrolife AB	273,092	0.2
38,837		Wihlborgs Fastigheter AB	564,639	0.4
			4,877,645	3.0

		Switzerland: 5.6%
4,727		Adecco Group AG	257,901	0.2
116		Barry Callebaut AG	226,312	0.1
640		Bucher Industries AG	191,234	0.1
448		Calida Holding AG	12,433	0.0
21		Carlo Gavazzi Holding AG	5,828	0.0
5,710		Cembra Money Bank AG	550,310	0.3
14,795		Coca-Cola HBC AG	509,085	0.3
1,147		Coltene Holding AG	96,966	0.1
3,062		Dufry Group	268,543	0.2
3,079		EDAG Engineering Group AG	37,152	0.0
284		Emmi AG	236,294	0.1
155		Fenix Outdoor International AG	16,536	0.0
202		Forbo Holding AG	315,081	0.2
332		Georg Fischer AG	286,174	0.2
1,665		Helvetia Holding AG	211,992	0.1
5,033		Julius Baer Group Ltd.	215,073	0.1
18,629		Logitech International SA	766,111	0.5
9		Metall Zug AG	19,527	0.0
2,028		Mikron Holding AG	15,998	0.0
17,955		OC Oerlikon Corp. AG	192,177	0.1
3,674		PSP Swiss Property AG	440,514	0.3
502		Straumann Holding AG	409,533	0.3
2,357		Sulzer AG	237,505	0.2
1,837		Swiss Life Holding AG	887,711	0.6
3,025		Swissquote Group Holding SA	122,479	0.1
5,997		Tecan Group AG	1,523,649	0.9
282		Thurgauer Kantonalbank	30,686	0.0
1,310		Tornos Holding AG	10,261	0.0
418		Valora Holding AG	115,175	0.1
84		Vetropack Holding AG	172,299	0.1
6,344		Vontobel Holding AG	333,876	0.2
7,521	(1),(4)	Wizz Air Holdings PLC	321,911	0.2
			9,036,326	5.6

		Taiwan: 1.1%
55,000	(1)	Airmate Cayman International Co. Ltd.	53,164	0.0
16,062	(1)	Apacer Technology, Inc.	17,052	0.0
33,000		Chenbro Micom Co. Ltd.	67,497	0.1
40,000		Chia Chang Co. Ltd.	50,461	0.0
37,000	(1)	Chinese Gamer International Corp.	63,643	0.1
17,000		Chroma ATE, Inc.	79,182	0.1
75,200		Coretronic Corp.	96,566	0.1
32,082		Dyaco International, Inc.	44,751	0.0
41,000		First Insurance Co. Ltd./The	19,798	0.0
82,000		Founding Construction & Development Co. Ltd.	41,929	0.0
30,000		Global Mixed Mode Technology, Inc.	95,858	0.1
17,090		Hotung Investment Holdings Ltd.	19,526	0.0
22,800		Hsing TA Cement Co.	13,021	0.0
32,000		Hung Poo Real Estate Development Corp. Ltd.	21,152	0.0
13,000		Jarllytec Co. Ltd.	28,613	0.0
23,000		Kedge Construction Co. Ltd.	26,606	0.0
33,000		La Kaffa International Co. Ltd.	187,137	0.1
49,000		Long Da Construction & Development Corp.	26,129	0.0
10,000		Lumax International Corp., Ltd.	28,097	0.0
93,000		President Securities Corp.	37,886	0.0
150,000		San Far Property Ltd.	106,658	0.1
19,000		Sinher Technology, Inc.	26,848	0.0
138,244		Sunrex Technology Corp.	176,449	0.1
27,000		Sweeten Real Estate Development Co. Ltd.	24,138	0.0
15,000		Syncmold Enterprise Corp.	37,615	0.0
217,000		Taiwan Business Bank	93,100	0.1
32,919		Taiwan Fire & Marine Insurance Co. Ltd.	21,318	0.0
26,000		Taiwan Surface Mounting Technology Co. Ltd.	63,571	0.1
114,000		Tsann Kuen Enterprise Co., Ltd.	70,246	0.1
32,000		Unitech Computer Co. Ltd.	21,253	0.0
21,000		Wah Lee Industrial Corp.	36,689	0.0
91,000		Wan Hai Lines Ltd.	60,511	0.0
49,000		Winstek Semiconductor Co. Ltd	42,172	0.0
4,000		Zeng Hsing Industrial Co. Ltd.	17,416	0.0
			1,816,052	1.1

		Thailand: 1.0%
150,835		Lanna Resources PCL	54,702	0.0
54,300		Samart Telcoms PCL	21,540	0.0
10,545		Thai Rayon PCL	12,742	0.0
814,900		Thanachart Capital PCL	1,556,971	1.0
			1,645,955	1.0

		Turkey: 0.1%
34,173		Aksigorta AS	28,289	0.0
423,599	(1)	Albaraka Turk Katilim Bankasi AS	91,354	0.1
13,542		Is Yatirim Menkul Degerler A.S.	7,764	0.0
6,901		Yeni Gimat Gayrimenkul Ortakligi AS	10,214	0.0
			137,621	0.1

		United Kingdom: 11.8%
98	(1)	4imprint Group PLC	3,326	0.0
12,396		Abcam PLC	196,330	0.1
65,866		Ashmore Group PLC	427,826	0.3

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
14,064	(1)	Augean PLC	$20,047	0.0
48,991	(4)	Auto Trader Group PLC	321,606	0.2
7,110		Aveva Group PLC	343,487	0.2
120,600		B&M European Value Retail SA	541,326	0.3
40,297		Beazley PLC	281,433	0.2
11,181		Begbies Traynor Group PLC	10,844	0.0
7,365		Bellway PLC	265,476	0.2
115,525	(1)	Cairn Energy PLC	221,740	0.1
2,399		Character Group PLC/The	16,483	0.0
117,939		Cineworld Group PLC	366,110	0.2
27,439		Clinigen Group Plc	335,173	0.2
186,058		Coats Group PLC	180,447	0.1
4,847	(1)	Codemasters Group Holdings PLC	13,145	0.0
32,729		Computacenter PLC	607,087	0.4
11,318		Consort Medical PLC	103,229	0.1
57,588	(4)	ConvaTec Group PLC	108,809	0.1
6,612		Cranswick PLC	214,004	0.1
5,046		D4t4 Solutions PLC	14,727	0.0
40,148		Dart Group PLC	368,215	0.2
139,746		Drax Group PLC	512,055	0.3
45,304		Electrocomponents PLC	333,808	0.2
55,808		Elementis PLC	102,307	0.1
1,287		EMIS Group PLC	19,188	0.0
893	(1),(2)	Endava PLC ADR	33,041	0.0
2,443		Fevertree Drinks PLC	69,256	0.0
14,872		Finsbury Food Group PLC	12,298	0.0
20,070	(1)	Flex Lng Ltd.	249,085	0.2
7,855		Focusrite PLC	48,335	0.1
6,838		Games Workshop Group PLC	375,284	0.2
52,698	(1)	Gem Diamonds Ltd.	44,091	0.0
9,311		Genus PLC	298,895	0.2
9,748		Go-Ahead Group PLC	252,976	0.2
16,960		Greene King Plc	128,778	0.1
6,378		Greggs PLC	172,858	0.1
75,882		Hansteen Holdings PLC	80,837	0.1
590		Hargreaves Services PLC	1,901	0.0
108,891		Hays PLC	203,362	0.1
2,445		Headlam Group PLC	13,175	0.0
25,879		Hikma Pharmaceuticals PLC	577,344	0.4
13,882		Hill & Smith Holdings PLC	190,597	0.1
555	(1)	Hudson Ltd.	7,093	0.0
41,500		Hunting PLC	255,734	0.2
122,053	(1)	Indivior PLC	80,705	0.0
23,698		Intermediate Capital Group PLC	399,218	0.2
4,768		J D Wetherspoon PLC	88,773	0.1
3,959		James Fisher & Sons PLC	104,476	0.1
100,414		JD Sports Fashion PLC	791,906	0.5
10,345		Johnson Service Group PLC	21,739	0.0
644		Judges Scientific PLC	27,254	0.0
3,978		K3 Capital Group PLC	7,436	0.0
6,152	(1)	Kainos Group PLC	42,046	0.0
33,025		Keller Group PLC	263,620	0.2
4,255		Keystone Law Group PLC	26,700	0.0
60,874	(1)	Kromek Group PLC	19,624	0.0
107,523		LondonMetric Property PLC	265,440	0.2
8,035		LSL Property Services PLC	19,934	0.0
18,172		Luxfer Holdings PLC	360,169	0.2
71,054		Marston's PLC	92,371	0.1
2,335		Mattioli Woods PLC	22,362	0.0
19,566		Mcbride PLC	15,538	0.0
35,852		Meggitt PLC	258,721	0.2
10,083		Miton Group PLC	6,223	0.0
62,349		Moneysupermarket.com Group PLC	279,105	0.2
3,239		Morgan Sindall PLC	44,274	0.1
84,960		National Express Group PLC	433,530	0.3
13,148	(1)	Nomad Foods Ltd.	292,806	0.2
153,068		OneSavings Bank PLC	676,455	0.4
40,963		Pagegroup PLC	222,871	0.1
2,383		PayPoint PLC	27,473	0.0
206,565		Pendragon PLC	32,405	0.0
5,860		Polar Capital Holdings PLC	40,763	0.0
78,282		QinetiQ PLC	274,907	0.2
2,570	(1)	Rank Group PLC	4,735	0.0
30,243		Reach PLC	31,262	0.0
60,232		Redrow PLC	409,875	0.3
36,146		Rentokil Initial PLC	190,974	0.1
111,777		Restaurant Group PLC	207,161	0.2
56,555		Safestore Holdings PLC	429,854	0.3
12,125		Scottish Salmon Co. Plc/The	36,758	0.0
6,197		SDL PLC	35,948	0.0
17,592	(1)	Shield Therapeutics PLC	38,402	0.0
54,365		Softcat PLC	631,139	0.4
8,340		Spectris PLC	256,897	0.2
21,050		Speedy Hire PLC	13,311	0.0
20,407		Spirent Communications PLC	39,211	0.0
7,266		SSP Group Plc	62,151	0.0
72,995		Stock Spirits Group PLC	203,282	0.1
3,119		Stolt-Nielsen Ltd.	35,991	0.0
79,621		Synthomer PLC	293,032	0.2
50,187		Tate & Lyle PLC	459,642	0.3
864		Tribal Group PLC	775	0.0
68,781		Tyman PLC	181,509	0.1
4,125		U & I Group PLC	7,166	0.0
13,200		Ultra Electronics Holdings PLC	312,980	0.2
31,889		Unite Group PLC	399,897	0.2
36,615		Vertu Motors PLC	16,074	0.0
52,579		Vesuvius PLC	320,666	0.2
168		Vitec Group PLC	2,312	0.0
70,425		Volution Group PLC	155,872	0.1
20,089		XLMedia PLC	17,858	0.0
3,585		YouGov PLC	24,807	0.0
			19,001,553	11.8

		United States: 0.6%
5,461	(1)	Allot Ltd.	39,538	0.0
22,405	(1)	Atlantic Power Corp.	53,644	0.1
1,411	(1)	AudioCodes Ltd.	26,956	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
7,362	(1)	Nova Measuring Instruments Ltd.	$213,866	0.1
6,193	(1),(2)	Osmotica Pharmaceuticals PLC	20,189	0.0
72,373	(1)	Pieris Pharmaceuticals, Inc.	398,051	0.3
25,788	(1)	Viemed Healthcare, Inc.	193,049	0.1
			945,293	0.6

	Total Common Stock (Cost $151,216,523)		158,890,291	98.2

EXCHANGE-TRADED FUNDS: 0.5%
18,139		Vanguard FTSE Developed Markets ETF	741,159	0.5

	Total Exchange-Traded Funds (Cost $758,029)		741,159	0.5

PREFERRED STOCK: 0.5%
		Germany: 0.5%
11,528		Draegerwerk AG & Co. KGaA	625,315	0.4
212		Einhell Germany AG	13,377	0.0
50		KSB SE & Co. KGaA	16,251	0.0
180		STO AG	18,472	0.0
4,025		Villeroy & Boch AG	59,706	0.1
			733,121	0.5

		South Africa: 0.0%
776		Absa Bank Ltd.	40,932	0.0

		Sweden: 0.0%
571		Corem Property Group AB	21,986	0.0

		Total Preferred Stock (Cost $779,447)	796,039	0.5

		Total Long-Term Investments (Cost $152,753,999)	160,427,489	99.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
		Repurchase Agreements(5): 1.2%
22,243	(5)	Bank of America Securities Inc., Repurchase Agreement dated 07/31/19, 2.54%, due 08/01/19 (Repurchase Amount $22,245, collateralized by various U.S. Government Securities, 0.125%-3.125%, Market Value plus accrued interest $22,688, due 07/15/22-02/15/49)	22,243	0.0
1,000,000	(5)	Citigroup, Inc., Repurchase Agreement dated 07/31/19, 2.55%, due 08/01/19 (Repurchase Amount $1,000,070, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-5.000%, Market Value plus accrued interest $1,020,000, due 02/15/23-07/01/49)	$1,000,000	0.6
1,000,000	(5)	RBC Dominion Securities Inc., Repurchase Agreement dated 07/31/19, 2.54%, due 08/01/19 (Repurchase Amount $1,000,070, collateralized by various U.S. Government Agency Obligations, 3.000%-7.000%, Market Value plus accrued interest $1,020,000, due 02/01/37-05/20/49)	1,000,000	0.6
			2,022,243	1.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
1,220,435	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.230% (Cost $1,220,435)	1,220,435	0.8

	Total Short-Term Investments (Cost $3,242,678)	3,242,678	2.0

	Total Investments in Securities (Cost $155,996,677)	$163,670,167	101.2
	Liabilities in Excess of Other Assets	(1,957,808)	(1.2)
	Net Assets	$(161,712,359)	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of July 31, 2019.

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2019 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Industrials	19.8%
Information Technology	13.8
Financials	11.6
Consumer Discretionary	11.2
Materials	10.3
Health Care	10.1
Real Estate	7.8
Communication Services	4.5
Energy	3.5
Consumer Staples	3.4
Utilities	2.7
Exchange-Traded Funds	0.5
Short-Term Investments	2.0
Liabilities in Excess of Other Assets	(1.2)
Net Assets	100.0%

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2019
Asset Table
Investments, at fair value
Common Stock
Argentina	$479,014	$–	$–	$479,014
Australia	197,100	11,934,416	–	12,131,516
Austria	–	809,001	–	809,001
Azerbaijan	23,431	–	–	23,431
Belgium	498,197	823,764	–	1,321,961
Canada	11,282,566	402,008	–	11,684,574
China	195,691	3,726,100	–	3,921,791
Denmark	67,884	1,414,160	–	1,482,044
Finland	547,610	1,394,076	–	1,941,686
France	3,567,042	6,945,405	–	10,512,447
Germany	1,430,135	5,636,295	–	7,066,430
Greece	110,065	–	–	110,065
Hong Kong	377,197	2,942,394	–	3,319,591
India	62,275	71,267	–	133,542
Indonesia	65,246	56,247	–	121,493
Ireland	382,372	702,064	–	1,084,436
Israel	1,565,754	2,215,841	–	3,781,595
Italy	2,379,534	6,681,462	–	9,060,996
Japan	231,424	37,004,445	–	37,235,869
Liechtenstein	64,844	–	–	64,844
Malaysia	126,729	306,013	–	432,742
Mexico	20,459	–	–	20,459
Netherlands	4,597	2,290,888	–	2,295,485
New Zealand	115,329	317,379	–	432,708
Norway	72,767	1,451,747	–	1,524,514
Philippines	47,059	–	–	47,059
Poland	61,962	14,065	–	76,027
Portugal	71,575	244,048	–	315,623
Singapore	545,600	1,089,463	–	1,635,063
South Africa	456,605	–	–	456,605
South Korea	821,104	3,763,672	–	4,584,776
Spain	665,671	2,656,788	–	3,322,459
Sweden	973,451	3,904,194	–	4,877,645
Switzerland	227,712	8,808,614	–	9,036,326
Taiwan	61,455	1,754,597	–	1,816,052
Thailand	21,540	1,624,415	–	1,645,955
Turkey	46,267	91,354	–	137,621
United Kingdom	5,444,618	13,556,935	–	19,001,553
United States	945,293	–	–	945,293
Total Common Stock	34,257,174	124,633,117	–	158,890,291

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2019
Exchange-Traded Funds	$741,159	$–	$–	$741,159
Preferred Stock	779,788	16,251	–	796,039
Short-Term Investments	1,220,435	2,022,243	–	3,242,678
Total Investments, at fair value	$36,998,556	$126,671,611	$–	$163,670,167

(1)	For the period ended July 31, 2019, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At July 31, 2019, securities valued at $4,174,932 and $11,557,952 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $157,007,941.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$25,896,618
Gross Unrealized Depreciation	(18,959,563)

Net Unrealized Appreciation	$6,937,055

PORTFOLIO OF INVESTMENTS
Voya Russia Fund	as of July 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 85.3%
	Communication Services: 8.8%
75,000	(1) Mail.ru Group Ltd. GDR	$1,923,518	2.2
600,000	VEON Ltd. ADR	1,878,000	2.1
102,000	(1) Yandex NV	4,000,440	4.5
		7,801,958	8.8

	Consumer Staples: 4.8%
127,000	X5 Retail Group N.V. GDR	4,246,880	4.8

	Energy: 32.2%
532,638	Gazprom Neft JSC	3,562,482	4.0
87,000	Gazprom Neft PJSC ADR	2,936,250	3.3
700,000	Gazprom PJSC	2,594,502	2.9
13,250	Lukoil PJSC	1,083,819	1.2
108,500	Lukoil PJSC ADR	8,837,325	9.9
80,000	Novatek PJSC	1,656,333	1.9
32,050	Novatek PJSC GDR	6,687,268	7.6
17,500	Tatneft PJSC ADR	1,221,150	1.4
		28,579,129	32.2

	Financials: 15.8%
309,000	Halyk Savings Bank of Kazakhstan JSC GDR	4,300,978	4.9
1,050,000	Sberbank of Russia PJSC	3,831,087	4.3
395,000	Sberbank PAO ADR	5,893,400	6.6
		14,025,465	15.8

	Industrials: 2.8%
285,000	(1) Globaltrans Investment PLC GDR	2,502,300	2.8

	Information Technology: 8.6%
21,750	(1) EPAM Systems, Inc.	4,214,932	4.8
155,000	QIWI plc ADR	3,405,350	3.8
		7,620,282	8.6

	Materials: 6.6%
400,000	(1) Kinross Gold Corp.	1,618,427	1.8
7,000	MMC Norilsk Nickel OJSC	1,607,239	1.8
117,500	MMC Norilsk Nickel PJSC ADR	2,680,175	3.0
		5,905,841	6.6

	Real Estate: 1.4%
560,000	Etalon Group PLC GDR	1,237,600	1.4

	Utilities: 4.3%
54,000,000	Inter RAO UES PJSC	3,786,766	4.3

	Total Common Stock (Cost $46,503,494)	75,706,221	85.3

PREFERRED STOCK: 10.9%
	Energy: 10.9%
2,500,000	Surgutneftegas	1,225,346	1.4
800,000	Tatneft	8,457,485	9.5

	Total Preferred Stock (Cost $5,720,359)	9,682,831	10.9

	Total Long-Term Investments (Cost $52,223,853)	85,389,052	96.2

SHORT-TERM INVESTMENTS: 3.5%
	Mutual Funds: 3.5%
3,061,238	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.230% (Cost $3,061,238)	3,061,238	3.5

	Total Short-Term Investments (Cost $3,061,238)	3,061,238	3.5

	Total Investments in Securities (Cost $55,285,091)	$88,450,290	99.7
	Assets in Excess of Other Liabilities	249,173	0.3
	Net Assets	$88,699,463	100.0

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of July 31, 2019.

PORTFOLIO OF INVESTMENTS
Voya Russia Fund	as of July 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$5,878,440	$1,923,518	$–	$7,801,958
Consumer Staples	4,246,880	–	–	4,246,880
Energy	12,994,725	15,584,404	–	28,579,129
Financials	5,893,400	8,132,065	–	14,025,465
Industrials	2,502,300	–	–	2,502,300
Information Technology	7,620,282	–	–	7,620,282
Materials	4,298,602	1,607,239	–	5,905,841
Real Estate	1,237,600	–	–	1,237,600
Utilities	–	3,786,766	–	3,786,766
Total Common Stock	44,672,229	31,033,992	–	75,706,221
Preferred Stock	–	9,682,831	–	9,682,831
Short-Term Investments	3,061,238	–	–	3,061,238
Total Investments, at fair value	$47,733,467	$40,716,823	$–	$88,450,290

(1)	For the period ended July 31, 2019, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At July 31, 2019, securities valued at $3,078,000 and $6,199,425 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $55,578,432.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$34,509,501
Gross Unrealized Depreciation	(1,580,030)

Net Unrealized Appreciation	$32,929,471